UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-05970

Cash Account Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	4/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

This N-CSR filing contains the annual reports relating to the classes of the following series of the registrant:

•	Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio — Service Shares

•	Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio – Capital Assets Funds Shares and Capital Assets Funds Preferred Shares

•	Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio — Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares

•	Money Market Portfolio — Premium Reserve Money Market Shares

•	Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares and Government Cash Managed Shares

•	Government & Agency Securities Portfolio — DWS Government & Agency Money Fund

•	Tax-Exempt Portfolio — DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares

•	Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund

•	Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S

•	Tax-Exempt Portfolio — Tax-Free Investment Class

ANNUAL REPORT TO SHAREHOLDERS

Cash Account Trust

Service Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

April 30, 2012

Contents
4 Portfolio Management Review
DWS Money Market Portfolio
10 Investment Portfolio
16 Statement of Assets and Liabilities
18 Statement of Operations
19 Statement of Changes in Net Assets
20 Financial Highlights
DWS Government & Agency Securities Portfolio
21 Investment Portfolio
26 Statement of Assets and Liabilities
28 Statement of Operations
29 Statement of Changes in Net Assets
30 Financial Highlights
DWS Tax-Exempt Portfolio
31 Investment Portfolio
42 Statement of Assets and Liabilities
44 Statement of Operations
45 Statement of Changes in Net Assets
46 Financial Highlights
47 Notes to Financial Statements
63 Report of Independent Registered Public Accounting Firm
64 Information About Each Fund's Expenses
66 Tax Information
67 Other Information
68 Summary of Management Fee Evaluation by Independent Fee Consultant
72 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the funds' most recent month-end performance. The 7-day current yield refers to the income paid by the funds over a 7-day period expressed as an annual percentage rate of each fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the funds' most recent 12-month period ended April 30, 2012, money markets were responding to alternating degrees of perceived risk in the global financial markets, with short-term rates rising or falling slightly in response to the current state of the European debt crisis. Last summer, the political standoff in the United States related to the raising of the U.S. debt ceiling spurred volatility in financial markets. The extreme difficulties that Congress encountered in coming to agreement regarding the debt ceiling made up a large part of the rationale cited by Standard & Poor's in deciding to downgrade U.S. debt from AAA to AA+. In addition, credit downgrades of various domestic and international banks, and "credit watches" instituted by ratings agencies on some European countries, exerted pressure on the money markets.

"We continue our insistence on the highest credit quality within the funds."

During the first quarter of 2012, extraordinary efforts by the European Central Bank to ensure adequate funding for the Continent's banks heartened investors and led to a significant rally in global financial markets. In the second quarter, however, additional geopolitical uncertainty in Europe (based mainly on strong pushback against austerity measures by political forces within Greece, the Netherlands and France), along with a perceived slowing of U.S. economic momentum in early 2012, led to a more cautious approach by investors.

Positive Contributors to Fund Performance

For the Money Market Portfolio, we continued to hold a large percentage of portfolio assets in short-maturity instruments for yield, high-quality and liquidity purposes. We also maintained a conservative average maturity, with portfolio assets broadly diversified among a number of sectors. During the period, we added some floating-rate notes with maturities from six months to one year (whose yields adjust as interest rates fluctuate) to seek to increase yield, along with some high-quality one-to-three-month bank and corporate securities.

Money Market Portfolio seeks to provide maximum current income consistent with stability of capital.

Money Market Portfolio

For the Government & Agency Securities Portfolio, we pursued a "barbell" strategy by holding overnight repurchase agreements for safety and liquidity purposes, along with strategic purchases of six-month-to- one-year-maturity government and agency money market issues in order to take advantage of higher yields in longer maturities. Additionally, we found opportunities by purchasing one-year-to-18-month government and agency floating-rate notes.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

Government & Agency Securities Portfolio

For the Tax-Exempt Portfolio, we continued to invest in high-quality securities. Investments included fixed-rate notes with slightly longer maturities for additional yield and very short-term floating-rate securities for safety and liquidity purposes. (The interest rate of floating-rate tax-free securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) In addition, we avoided investing in areas of the country that continue to experience fiscal stress, and instead emphasized general obligation state credits and essential-service issues from municipalities in larger, more economically vibrant states.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

Tax-Exempt Portfolio

Fund Performance (as of April 30, 2012)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

	7-Day Current Yield
Money Market Portfolio — Service Shares	.01	%*
Government & Agency Securities Portfolio — Service Shares	.01	%*
Tax-Exempt Portfolio — Service Shares	.01	%*
(Equivalent Taxable Yield)	.02	%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the funds over a 7-day period expressed as an annual percentage rate of the funds' shares outstanding. For the most current yield information, visit our Web site at www.dws-investments.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

Preferring a cautious approach at a time of market uncertainty, we tilted the portfolios toward securities that tended to have lower yields than issues carrying more risk. While this strategy cost the funds some yield, we believe it represented a prudent approach to preserving principal.

Outlook and Positioning

Going forward, investors and the Federal Open Market Committee (FOMC) will be carefully monitoring economic statistics to see whether the U.S. recovery can regain its momentum. When the U.S. Federal Reserve Board's (the Fed's) "Operation Twist" program (where it has been buying long-term Treasury instruments with the goal of lowering longer-term interest rates in order to boost the economy) ends in late June, some market watchers believe that the FOMC will strongly consider a third round of quantitative easing (i.e., injecting a significant amount of new money into the economy for banks to lend) if the U.S. economy continues to falter. And, of course, all eyes will be on Europe, as political leaders and bankers attempt to negotiate a way through the Continent's ongoing debt crisis.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Repurchase agreements a form of short-term borrowing whereby a security is sold on an overnight basis and purchased back the next day.

Floating-rate notes are debt instruments with variable interest rates typically tied to a certain money market index. Adjustments to the interest rates are usually made every six months.

The barbell strategy involves purchasing bonds with a variety of long- and short-term maturities.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.

Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating, the higher the probability of default. Credit quality does not remove market risk and is subject to change.

Investment Portfolio as of April 30, 2012

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 8.1%
Banco del Estado de Chile, 0.4%, 5/18/2012	11,500,000	11,500,000
Industrial & Commercial Bank of China:
0.37%, 5/8/2012	12,000,000	12,000,000
0.37%, 5/11/2012	15,000,000	15,000,000
0.37%, 5/24/2012	7,500,000	7,500,000
Mizuho Corporate Bank Ltd., 0.23%, 5/18/2012	17,500,000	17,500,000
Rabobank Nederland NV:
0.35%, 8/16/2012	10,000,000	10,000,297
0.41%, 6/22/2012	25,000,000	25,000,000
Skandinaviska Enskilda Banken AB:
0.4%, 5/16/2012	10,000,000	10,000,000
0.4%, 5/21/2012	12,000,000	12,000,000
0.47%, 7/20/2012	2,000,000	2,000,000
0.47%, 7/20/2012	10,000,000	10,000,000
0.5%, 6/6/2012	12,000,000	12,000,000
Total Certificates of Deposit and Bank Notes (Cost $144,500,297)		144,500,297

Collateralized Mortgage Obligation 0.3%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.638%*, 3/20/2013 (Cost $5,000,000)	5,000,000	5,000,000

Commercial Paper 43.6%
Issued at Discount** 42.1%
Barclays Bank PLC:
0.22%, 5/25/2012	15,000,000	14,997,800
0.23%, 5/10/2012	10,000,000	9,999,425
Coca-Cola Co., 0.23%, 9/5/2012	12,000,000	11,990,263
Collateralized Commercial Paper Co., LLC:
0.3%, 6/6/2012	14,000,000	13,995,800
0.3%, 6/26/2012	38,000,000	37,982,267
0.45%, 10/16/2012	25,000,000	24,947,500
Comcast Corp., 0.42%, 6/1/2012	7,500,000	7,497,287
CVS Caremark Corp., 0.3%, 5/1/2012	7,000,000	7,000,000
Erste Abwicklungsanstalt:
0.57%, 8/31/2012	10,000,000	9,980,683
0.58%, 10/18/2012	7,500,000	7,479,458
0.64%, 9/28/2012	8,000,000	7,978,667
0.68%, 6/5/2012	10,000,000	9,993,389
0.68%, 8/13/2012	4,000,000	3,992,142
0.69%, 5/24/2012	3,000,000	2,998,678
0.72%, 9/4/2012	3,000,000	2,992,440
0.77%, 5/18/2012	4,000,000	3,998,546
0.83%, 8/2/2012	4,000,000	3,991,423
Erste Finance Delaware LLC, 0.18%, 5/1/2012	75,000,000	75,000,000
General Electric Capital Corp.:
0.11%, 5/4/2012	25,000,000	24,999,771
0.24%, 6/21/2012	25,000,000	24,991,500
0.34%, 10/22/2012	15,000,000	14,975,350
Hannover Funding Co., LLC, 0.55%, 6/8/2012	5,000,000	4,997,097
HSBC Bank (U.S.A.) NA, 0.26%, 5/4/2012	38,000,000	37,999,177
ING (U.S.) Funding LLC, 0.42%, 6/13/2012	20,000,000	19,989,967
Kells Funding LLC:
144A, 0.3%, 6/1/2012	15,000,000	14,996,125
144A, 0.3%, 6/1/2012	5,000,000	4,998,708
144A, 0.58%, 9/20/2012	7,000,000	6,983,986
144A, 0.59%, 8/23/2012	17,500,000	17,467,304
144A, 0.6%, 5/10/2012	15,000,000	14,997,750
144A, 0.65%, 8/3/2012	3,000,000	2,994,908
144A, 0.68%, 8/21/2012	5,000,000	4,989,422
Kreditanstal Fuer Wiederaufbau, 144A, 0.225%, 7/13/2012	10,000,000	9,995,437
New York Life Capital Corp., 144A, 0.12%, 5/15/2012	6,000,000	5,999,720
Nieuw Amsterdam Receivables Corp.:
144A, 0.25%, 6/11/2012	25,000,000	24,992,882
144A, 0.26%, 6/19/2012	15,000,000	14,994,692
Nissan Motor Acceptance Corp., 0.43%, 5/17/2012	7,500,000	7,498,567
NRW.Bank, 0.29%, 6/5/2012	6,000,000	5,998,308
Proctor & Gamble Co., 0.1%, 5/31/2012	10,000,000	9,999,167
Prudential Funding LLC, 0.15%, 5/1/2012	7,500,000	7,500,000
SBAB Bank AB:
144A, 0.58%, 7/3/2012	12,000,000	11,987,820
144A, 0.62%, 6/20/2012	10,000,000	9,991,389
144A, 0.7%, 5/16/2012	12,000,000	11,996,500
Skandinaviska Enskilda Banken AB:
0.35%, 6/29/2012	20,000,000	19,988,528
0.485%, 7/11/2012	15,000,000	14,985,652
Standard Chartered Bank:
0.28%, 7/2/2012	14,500,000	14,493,008
0.6%, 6/6/2012	17,500,000	17,489,500
Svenska Handelsbanken AB:
0.28%, 5/11/2012	22,000,000	21,998,289
0.33%, 6/15/2012	7,000,000	6,997,112
Swedbank AB, 0.525%, 5/14/2012	19,050,000	19,046,388
UOB Funding LLC, 0.32%, 5/10/2012	12,500,000	12,499,000
Verizon Communications, Inc., 0.3%, 5/29/2012	5,000,000	4,998,833
Victory Receivables Corp.:
144A, 0.17%, 5/11/2012	12,500,000	12,499,410
144A, 0.2%, 5/14/2012	12,000,000	11,999,133
144A, 0.24%, 5/29/2012	20,000,000	19,996,267
Westpac Banking Corp.:
0.5%, 6/26/2012	1,500,000	1,498,833
0.55%, 8/1/2012	4,000,000	3,994,378
		755,635,646
Issued at Par* 1.5%
ASB Finance Ltd., 144A, 0.691%, 2/1/2013	5,000,000	4,999,242
Kells Funding LLC, 144A, 0.575%, 1/17/2013	15,000,000	15,000,000
Westpac Banking Corp., 144A, 0.518%, 10/26/2012	7,000,000	7,000,000
		26,999,242
Total Commercial Paper (Cost $782,634,888)		782,634,888

Short-Term Notes* 20.3%
Bank of Nova Scotia:
0.45%, 6/11/2012	8,000,000	8,000,000
0.55%, 12/11/2012	12,000,000	12,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.537%, 5/25/2012	26,000,000	25,999,811
Canadian Imperial Bank of Commerce:
0.485%, 4/26/2013	12,000,000	12,000,000
0.495%, 2/7/2013	8,000,000	8,000,000
0.5%, 4/26/2013	17,500,000	17,500,000
Commonwealth Bank of Australia:
144A, 0.501%, 3/1/2013	18,000,000	18,000,000
144A, 0.513%, 5/11/2012	18,000,000	18,000,000
JPMorgan Chase Bank NA, 0.504%, 12/7/2012	23,500,000	23,500,000
Landesbank Baden-Wurttemberg, 144A, 0.694%, 6/22/2012	86,000,000	86,000,000
National Australia Bank Ltd., 0.5%, 3/8/2013	25,000,000	25,000,000
Queensland Treasury Corp., 0.48%, 11/19/2012	14,000,000	14,000,000
Rabobank Nederland NV:
0.39%, 8/16/2012	12,000,000	12,000,000
0.623%, 1/23/2013	10,000,000	10,000,000
144A, 0.637%, 8/16/2014	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp., 0.28%, 3/15/2013	8,000,000	8,000,000
Svenska Handelsbanken AB, 144A, 0.514%, 8/7/2012	8,000,000	8,000,000
Toronto-Dominion Bank, 0.261%, 5/11/2012	12,500,000	12,500,000
Westpac Banking Corp.:
0.331%, 5/9/2012	17,000,000	17,000,000
0.331%, 7/11/2012	12,000,000	12,000,000
0.71%, 2/6/2013	5,000,000	5,000,000
Total Short-Term Notes (Cost $364,499,811)		364,499,811

Government & Agency Obligations 13.3%
U.S. Government Sponsored Agencies 5.3%
Federal Home Loan Bank:
0.036%**, 5/2/2012	25,000,000	24,999,958
0.2%, 11/19/2012	7,000,000	7,001,632
0.23%, 4/25/2013	5,000,000	5,000,000
Federal Home Loan Mortgage Corp.:
0.099%**, 10/2/2012	7,000,000	6,997,006
0.119%**, 8/28/2012	10,000,000	9,996,033
0.129%**, 8/14/2012	8,500,000	8,496,777
0.179%**, 1/9/2013	8,000,000	7,989,880
Federal National Mortgage Association:
0.069%**, 6/18/2012	15,000,000	14,998,600
0.159%**, 10/1/2012	10,000,000	9,993,200
		95,473,086
U.S. Treasury Obligations 8.0%
U.S. Treasury Notes:
0.375%, 8/31/2012	18,501,000	18,514,836
0.375%, 9/30/2012	5,000,000	5,005,119
0.625%, 6/30/2012	7,403,000	7,409,109
0.625%, 7/31/2012	41,000,000	41,050,862
0.75%, 5/31/2012	18,501,000	18,510,956
1.375%, 10/15/2012	20,000,000	20,111,358
1.375%, 1/15/2013	10,000,000	10,082,652
3.375%, 11/30/2012	8,000,000	8,148,911
4.0%, 11/15/2012	10,000,000	10,206,287
4.875%, 6/30/2012	3,702,000	3,730,857
		142,770,947
Total Government & Agency Obligations (Cost $238,244,033)		238,244,033

Time Deposit 3.4%
Citibank NA, 0.16%, 5/1/2012 (Cost $62,000,000)	62,000,000	62,000,000

Municipal Investments 0.4%
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, 0.27%***, 7/1/2014, LOC: Citibank NA (Cost $6,500,000)	6,500,000	6,500,000

Repurchase Agreements 11.3%
Barclays Capital PLC, 0.17%, dated 4/30/2012, to be repurchased at $17,000,080 on 5/1/2012 (a)	17,000,000	17,000,000
BNP Paribas, 0.2%, dated 4/30/2012, to be repurchased at $64,000,356 on 5/1/2012 (b)	64,000,000	64,000,000
Citigroup Global Markets, Inc., 0.17%, dated 4/30/2012, to be repurchased at $50,000,236 on 5/1/2012 (c)	50,000,000	50,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.41%, dated 4/30/2012, to be repurchased at $12,504,983 on 6/4/2012 (d)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.18%, dated 4/30/2012, to be repurchased at $11,195,056 on 5/1/2012 (e)	11,195,000	11,195,000
Merrill Lynch & Co., Inc., 0.18%, dated 4/30/2012, to be repurchased at $48,103,781 on 5/1/2012 (f)	48,103,540	48,103,540
Total Repurchase Agreements (Cost $202,798,540)		202,798,540

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,806,177,569)+	100.7	1,806,177,569
Other Assets and Liabilities, Net	(0.7)	(12,717,920)
Net Assets	100.0	1,793,459,649

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2012.

+ The cost for federal income tax purposes was $1,806,177,569.

(a) Collateralized by $13,490,400 U.S. Treasury Bond, 4.5%, maturing on 8/15/2039 with a value of $17,340,047.

(b) Collateralized by $58,613,000 Federal National Mortgage Association, with various coupon rates from 4.11-6.21%, with the various maturity dates of 11/15/2030-6/5/2036 with a value of $65,280,078.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
20,467,500	U.S. Treasury Bond	3.75	8/15/2041	23,241,596
25,676,100	U.S. Treasury Note	2.375	7/31/2017	27,758,490
Total Collateral Value				51,000,086

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,750,000	Banco de Credito del Peru	6.125	4/24/2027	2,773,432
3,880,000	FPL Energy National Wind LLC	5.608	3/10/2024	2,247,730
496,000	Liberty Mutual Group, Inc.	7.25	9/1/2012	518,094
5,525,000	Pernod-Ricard SA	5.5	1/15/2042	5,734,950
895,000	Ruby Pipeline LLC	6.0	4/1/2022	942,059
560,000	Tate & Lyle International Finance PLC	6.625	6/15/2016	661,049
Total Collateral Value				12,877,314

(e) Collateralized by $11,907,443 U.S. Treasury STRIPS, with the various maturity dates of 11/15/2013-11/15/2017 with a value of $11,423,484.

(f) Collateralized by $49,088,400 U.S. Treasury Bill, maturing on 9/13/2012 with a value of $49,065,672.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (g)	$—	$1,603,379,029	$—	$1,603,379,029
Repurchase Agreements	—	202,798,540	—	202,798,540
Total	$—	$1,806,177,569	$—	$1,806,177,569

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(g) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Money Market Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,603,379,029
Repurchase agreements, valued at amortized cost	202,798,540
Total investments in securities, valued at amortized cost	1,806,177,569
Receivable for Fund shares sold	1,954
Interest receivable	874,957
Due from Advisor	9,144
Other assets	83,859
Total assets	1,807,147,483
Liabilities
Cash overdraft	12,845,427
Payable for Fund shares redeemed	63,396
Accrued management fee	244,316
Accrued Trustees' fees	5,806
Other accrued expenses and payables	528,889
Total liabilities	13,687,834
Net assets, at value	$1,793,459,649
Net Assets Consist of
Undistributed net investment income	39,089
Accumulated net realized gain (loss)	(23,081)
Paid-in capital	1,793,443,641
Net assets, at value	$1,793,459,649

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Money Market Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($733,706,163 ÷ 733,335,162 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Capital Assets Funds Preferred Shares Net Asset Value, offering and redemption price per share ($2,553,660 ÷ 2,552,368 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($9,358,259 ÷ 9,353,527 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($707,984 ÷ 707,626 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($54,461,896 ÷ 54,434,338 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($992,671,687 ÷ 992,169,725 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Money Market Portfolio
Income: Interest	$5,594,123
Expenses: Management fee	3,384,244
Services to shareholders	5,240,074
Distribution and service fees	12,199,093
Custodian fee	48,477
Professional fees	116,899
Reports to shareholders	465,764
Registration fees	145,989
Trustees' fees and expenses	67,327
Other	75,734
Total expenses before expense reductions	21,743,601
Expense reductions	(16,436,592)
Total expenses after expense reductions	5,307,009
Net investment income	287,114
Net realized gain (loss) from investments	(23,081)
Net increase (decrease) in net assets resulting from operations	$264,033

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$287,114	$337,889
Net realized gain (loss)	(23,081)	46,708
Net increase in net assets resulting from operations	264,033	384,597
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(151,966)	(187,975)
Capital Assets Funds Preferred Shares	(1,683)	(13,299)
Davidson Cash Equivalent Shares	(1,139)	(1,869)
Davidson Cash Equivalent Plus Shares	(101)	(221)
Premier Money Market Shares	—	(5,042)
Premium Reserve Money Market Shares	(5,559)	(7,826)
Service Shares	(126,660)	(183,668)
Total distributions	(287,108)	(399,900)
Fund share transactions: Proceeds from shares sold	2,195,076,399	2,807,221,339
Reinvestment of distributions	284,155	395,534
Cost of shares redeemed	(2,987,807,342)	(2,616,619,588)
Net increase (decrease) in net assets from Fund share transactions	(792,446,788)	190,997,285
Increase (decrease) in net assets	(792,469,863)	190,981,982
Net assets at beginning of period	2,585,929,512	2,394,947,530
Net assets at end of period (including undistributed net investment income of $39,089 and $39,083, respectively)	$1,793,459,649	$2,585,929,512

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Service Shares
	Years Ended April 30,
	2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.012	.038
Net realized and unrealized gain (loss)	(.000	)*	.000	*	.000	*	.000 *	.000 *
Total from investment operations	.000	*	.000	*	.000	*	.012	.038
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.012)	(.038)
Net realized gains	—		—		(.000	)*	—	—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.012)	(.038)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.01		.01		.03		1.21	3.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	993		1,659		1,236		1,136	1,249
Ratio of expenses before expense reductions (%)	1.06		1.05		1.06		1.06	1.06
Ratio of expenses after expense reductions (%)	.26		.35		.44		1.00	1.02
Ratio of net investment income (%)	.01		.01		.01		1.16	3.79
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Investment Portfolio as of April 30, 2012

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 1.5%
Issued at Discount*
Straight-A Funding LLC:
144A, 0.18%, 5/11/2012	15,000,000	14,999,250
144A, 0.18%, 7/9/2012	38,000,000	37,986,890
Total Commercial Paper (Cost $52,986,140)		52,986,140

Government & Agency Obligations 56.3%
U.S. Government Sponsored Agencies 45.9%
Federal Farm Credit Bank:
0.03%*, 5/1/2012	49,500,000	49,500,000
0.109%*, 9/14/2012	32,500,000	32,486,494
0.15%, 2/15/2013	24,000,000	23,986,936
0.17%**, 5/18/2012	165,000,000	164,999,612
0.179%*, 10/25/2012	8,000,000	7,992,920
Federal Home Loan Bank:
0.03%*, 5/1/2012	50,000,000	50,000,000
0.036%*, 5/2/2012	50,000,000	49,999,917
0.036%*, 5/4/2012	3,500,000	3,499,988
0.06%*, 5/1/2012	2,183,000	2,183,000
0.069%*, 6/21/2012	50,000,000	49,995,042
0.086%*, 5/23/2012	35,000,000	34,998,075
0.09%, 5/4/2012	50,000,000	49,999,934
0.125%, 3/5/2013	10,000,000	9,991,780
0.13%, 5/15/2012	30,000,000	29,999,394
0.14%, 9/10/2012	25,000,000	24,997,453
0.149%*, 10/9/2012	35,000,000	34,976,521
0.15%, 10/23/2012	35,000,000	34,997,882
0.159%*, 11/1/2012	17,000,000	16,986,098
0.159%*, 11/9/2012	25,000,000	24,978,667
0.159%*, 11/13/2012	20,000,000	19,982,578
0.17%, 1/23/2013	35,000,000	34,994,029
0.17%, 2/11/2013	22,375,000	22,362,839
0.18%, 11/21/2012	10,000,000	9,999,543
0.2%, 11/19/2012	15,000,000	15,003,496
0.21%, 1/8/2013	10,000,000	9,998,946
0.22%, 4/19/2013	50,000,000	49,993,648
0.23%, 8/24/2012	15,000,000	15,001,954
0.31%**, 5/17/2013	38,000,000	38,000,000
0.32%**, 4/5/2013	22,500,000	22,497,870
0.32%**, 4/12/2013	22,000,000	21,997,889
1.75%, 3/8/2013	10,000,000	10,130,166
Federal Home Loan Mortgage Corp.:
0.053%*, 5/21/2012	28,650,000	28,649,125
0.07%*, 7/10/2012	50,000,000	49,993,194
0.086%*, 5/25/2012	65,000,000	64,996,100
0.089%*, 7/17/2012	38,000,000	37,992,685
0.099%*, 7/11/2012	32,500,000	32,493,590
0.099%*, 10/2/2012	15,000,000	14,993,583
0.119%*, 7/17/2012	30,000,000	29,992,300
0.119%*, 8/28/2012	18,500,000	18,492,662
0.129%*, 8/7/2012	75,000,000	74,973,458
0.129%*, 8/6/2012	33,696,000	33,684,197
0.169%*, 1/9/2013	25,000,000	24,970,132
0.179%*, 1/9/2013	35,000,000	34,955,725
0.18%**, 9/13/2013	75,000,000	74,995,413
Federal National Mortgage Association:
0.051%*, 5/7/2012	50,000,000	49,999,500
0.069%*, 6/18/2012	30,000,000	29,997,200
0.099%*, 10/15/2012	25,000,000	24,988,403
0.159%*, 10/1/2012	10,000,000	9,993,200
0.189%*, 10/1/2012	17,500,000	17,485,869
		1,620,179,007
U.S. Treasury Obligations 10.4%
U.S. Treasury Bill, 0.15%*, 9/13/2012	25,000,000	24,985,937
U.S. Treasury Notes:
0.375%, 8/31/2012	36,700,000	36,727,446
0.625%, 6/30/2012	14,685,000	14,697,117
0.625%, 7/31/2012	78,000,000	78,097,566
0.75%, 5/31/2012	36,700,000	36,719,750
1.375%, 10/15/2012	36,000,000	36,200,444
1.375%, 11/15/2012	25,000,000	25,169,117
1.375%, 1/15/2013	25,000,000	25,206,631
3.375%, 11/30/2012	20,000,000	20,372,470
4.0%, 11/15/2012	25,000,000	25,515,717
4.75%, 5/31/2012	37,500,000	37,643,821
4.875%, 6/30/2012	7,343,000	7,400,238
		368,736,254
Total Government & Agency Obligations (Cost $1,988,915,261)		1,988,915,261

Repurchase Agreements 42.1%
Barclays Capital PLC, 0.17%, dated 4/30/2012, to be repurchased at $199,000,940 on 5/1/2012 (a)	199,000,000	199,000,000
BNP Paribas, 0.19%, dated 4/30/2012, to be repurchased at $170,000,897 on 5/1/2012 (b)	170,000,000	170,000,000
BNP Paribas (c), 0.2%, dated 4/30/2012, to be repurchased at $37,000,206 on 5/1/2012	37,000,000	37,000,000
Citigroup, Inc., 0.15%, dated 4/25/2012, to be repurchased at $200,005,833 on 5/2/2012 (d)	200,000,000	200,000,000
Citigroup, Inc., 0.17%, dated 4/30/2012, to be repurchased at $10,000,047 on 5/1/2012 (e)	10,000,000	10,000,000
JPMorgan Securities, Inc., 0.18%, dated 4/30/2012, to be repurchased at $46,000,230 on 5/1/2012 (f)	46,000,000	46,000,000
JPMorgan Securities, Inc., 0.2%, dated 4/30/2012, to be repurchased at $136,000,756 on 5/1/2012 (g)	136,000,000	136,000,000
Merrill Lynch & Co., Inc., 0.18%, dated 4/30/2012, to be repurchased at $25,067,907 on 5/1/2012 (h)	25,067,782	25,067,782
Merrill Lynch & Co., Inc., 0.21%, dated 4/30/2012, to be repurchased at $140,000,817 on 5/1/2012 (i)	140,000,000	140,000,000
Morgan Stanley & Co., Inc., 0.21%, dated 4/30/2012, to be repurchased at $150,000,875 on 5/1/2012 (j)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.17%, dated 4/25/2012, to be repurchased at $123,004,066 on 5/2/2012 (k)	123,000,000	123,000,000
The Goldman Sachs & Co., 0.2%, dated 4/30/2012, to be repurchased at $250,001,389 on 5/1/2012 (l)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $1,486,067,782)		1,486,067,782

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,527,969,183)+	99.9	3,527,969,183
Other Assets and Liabilities, Net	0.1	2,281,883
Net Assets	100.0	3,530,251,066

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

+ The cost for federal income tax purposes was $3,527,969,183.

(a) Collateralized by $200,587,100 U.S. Treasury Notes, with various coupon rates from 0.875-1.375%, with various maturity dates of 2/15/2013-12/31/2016 with a value of $202,980,070.

(b) Collateralized by $169,108,000 U.S. Treasury Notes, with various coupon rates from1.875-2.5%, with various maturity dates of 3/31/2013-2/28/2014 with a value of $173,400,079.

(c) Collateralized by $36,807,000 Federal National Mortgage Association, with various coupon rates from 1.55-5.095%, with various maturity dates of 1/20/2017-5/24/2030 with a value of $37,740,986.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
70,832,800	U.S. Treasury Note	0.5	11/15/2013	71,272,244
102,130,100	U.S. Treasury Inflation Indexed Bond	1.625	1/15/2015	132,780,328
Total Collateral Value				204,052,572

(e) Collateralized by $8,982,600 U.S. Treasury Bond, 3.75%, maturing on 8/15/2041 with a value of $10,200,072.

(f) Collateralized by $47,989,275 U.S. Treasury STRIPS, with various maturity dates of 11/15/2013-2/15/2017 with a value of $46,922,440.

(g) Collateralized by $131,027,207 Federal Home Loan Mortgage Corp., with various coupon rates from 1.95-6.325%, with various maturity dates of 2/1/2023-5/1/2042 with a value of $138,721,327.

(h) Collateralized by $25,611,300 U.S. Treasury Note, 0.25%, maturing on 12/15/2014 with a value of $25,569,190.

(i) Collateralized by $139,347,058 Federal Home Loan Mortgage Corp., 3.5%, maturing on 2/1/2042 with a value of $142,800,000.

(j) Collateralized by $271,775,549 Federal National Mortgage Association, with various coupon rates from 3.0-5.0%, with various maturity dates of 1/1/2026-3/1/2042 with a value of $153,000,000.

(k) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,206,822	Federal Home Loan Mortgage Corp.	4.0-5.0	6/1/2031-4/1/2042	46,025,000
72,900,459	Federal National Mortgage Association	2.138-6.5	4/1/2025-7/1/2037	79,435,001
Total Collateral Value				125,460,001

(l) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
119,862,894	Federal Home Loan Mortgage Corp.	3.378-4.5	9/1/2039-11/1/2041	126,674,922
118,001,481	Federal National Mortgage Association	4.5-5.5	2/1/2029-9/1/2030	128,325,078
Total Collateral Value				255,000,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (m)	$—	$2,041,901,401	$—	$2,041,901,401
Repurchase Agreements	—	1,486,067,782	—	1,486,067,782
Total	$—	$3,527,969,183	$—	$3,527,969,183

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(m) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Government & Agency Securities Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,041,901,401
Repurchase agreements, valued at amortized cost	1,486,067,782
Total investments in securities, valued at amortized cost	3,527,969,183
Cash	62,619
Receivable for Fund shares sold	169,983
Interest receivable	2,386,051
Due from Advisor	3,214
Other assets	92,800
Total assets	3,530,683,850
Liabilities
Payable for Fund shares redeemed	79,443
Distributions payable	26,442
Accrued Trustees' fees	11,512
Other accrued expenses and payables	315,387
Total liabilities	432,784
Net assets, at value	$3,530,251,066
Net Assets Consist of
Undistributed net investment income	201,492
Accumulated net realized gain (loss)	(446,779)
Paid-in capital	3,530,496,353
Net assets, at value	$3,530,251,066

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($236,577,233 ÷ 236,592,482 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($24,811,776 ÷ 24,813,375 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($93,501,194 ÷ 93,507,221 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($139,497,381 ÷ 139,506,366 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($2,712,504,943 ÷ 2,712,679,779 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($215,394,427 ÷ 215,408,311 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($107,964,112 ÷ 107,971,071 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$4,937,792
Expenses: Management fee	2,544,996
Administration fee	4,172,757
Services to shareholders	1,830,133
Distribution and service fees	3,297,316
Custodian fee	60,173
Professional fees	119,452
Reports to shareholders	75,099
Registration fees	147,402
Trustees' fees and expenses	144,737
Other	172,102
Total expenses before expense reductions	12,564,167
Expense reductions	(8,882,048)
Total expenses after expense reductions	3,682,119
Net investment income	1,255,673
Net realized gain (loss) from investments	155,718
Net increase (decrease) in net assets resulting from operations	$1,411,391

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$1,255,673	$2,339,963
Net realized gain (loss)	155,718	(602,497)
Net increase in net assets resulting from operations	1,411,391	1,737,466
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(24,512)	(29,745)
Davidson Cash Equivalent Shares	(2,348)	(2,133)
Davidson Cash Equivalent Plus Shares	(7,569)	(5,528)
DWS Government & Agency Money Fund	(14,615)	(28,169)
DWS Government Cash Institutional Shares	(1,165,027)	(2,230,405)
Government Cash Managed Shares	(24,030)	(21,680)
Service Shares	(17,564)	(12,160)
Total distributions	(1,255,665)	(2,329,820)
Fund share transactions: Proceeds from shares sold	33,927,293,511	38,138,317,757
Reinvestment of distributions	717,672	1,201,174
Cost of shares redeemed	(35,969,779,735)	(40,469,462,394)
Net increase (decrease) in net assets from Fund share transactions	(2,041,768,552)	(2,329,943,463)
Increase (decrease) in net assets	(2,041,612,826)	(2,330,535,817)
Net assets at beginning of period	5,571,863,892	7,902,399,709
Net assets at end of period (including undistributed net investment income of $201,492 and $201,484, respectively)	$3,530,251,066	$5,571,863,892

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Service Shares
	Years Ended April 30,
	2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.007		.036
Net realized and unrealized gain (loss)	.000	*	(.000	)*	.000	*	.000	*	.000 *
Total from investment operations	.000	*	.000	*	.000	*	.007		.036
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.007)		(.036)
Net realized gains	—		—		(.000	)*	—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.007)		(.036)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.02		.73		3.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	108		113		117		152		100
Ratio of expenses before expense reductions (%)	1.03		1.04		1.04		1.04		1.05
Ratio of expenses after expense reductions (%)	.11		.22		.31		.93		1.02
Ratio of net investment income (%)	.01		.01		.01		.65	b	3.43
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Amount is less than $.0005.

Investment Portfolio as of April 30, 2012

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 100.6%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.31%*, 12/1/2027, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Alaska 1.5%
Anchorage, AK, Tax Anticipation Notes, 2.0%, 8/31/2012	20,000,000	20,125,846
Alaska, Eclipse Funding Trust, Solar Eclipse, State Industrial Development & Experiment, 144A, 0.25%*, 10/1/2014, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	12,990,000	12,990,000
		33,115,846
Arizona 0.2%
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.26%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 7.9%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.28%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.3%*, Mandatory Put 9/4/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.3%*, Mandatory Put 8/1/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series C, 0.18%*, 3/1/2047, LOC: Bank of Montreal	8,500,000	8,500,000
California, State Pollution Control Financing Authority, Pacific Gas & Electric Co., Series C, 0.25%*, 11/1/2026, LOC: JPMorgan Chase Bank NA	18,700,000	18,700,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.33%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	21,600,000	21,600,000
Series 2681, 144A, AMT, 0.41%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.28%*, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,500,000	5,500,000
San Francisco City & County, CA, Clean & Safe Neighborhood Parks, Series B, 2.0%, 6/15/2012	7,000,000	7,016,164
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,043,958
San Jose, CA, BB&T Municipal Trust, Series 2023, 144A, 0.25%*, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	26,610,000	26,610,000
		171,620,122
Colorado 1.8%
Colorado, Meridian Village Metropolitan District, Series C-11, 144A, 0.25%*, 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	17,580,000	17,580,000
Colorado, State Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.21%*, 6/1/2038, LOC: U.S. Bank NA	10,000,000	10,000,000
Denver, CO, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.28%*, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	12,000,000	12,000,000
		39,580,000
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.34%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	8,895,000	8,895,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.26%*, 5/1/2036, LOC: PNC Bank NA	5,885,000	5,885,000
		14,780,000
District of Columbia 1.6%
District of Columbia, General Obligation, Series D, 0.23%*, 6/1/2034, LOC: Wells Fargo Bank NA	12,885,000	12,885,000
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.26%*, 10/1/2039, LOC: Barclays Bank PLC	10,775,000	10,775,000
District of Columbia, Wells Fargo State Trust, Series 107C, 144A, AMT, 0.3%*, 10/1/2028, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,885,000	9,885,000
		33,545,000
Florida 4.1%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.29%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Series 1029, 0.34%*, 7/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,175,000	10,175,000
Series 1012, 144A, 0.34%*, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,775,000	9,775,000
Florida, State Gulf Coast University Financing Corp., Capital Improvement Revenue, Housing Project, Series A, 0.22%*, 2/1/2038, LOC: Bank of America NA	20,425,000	20,425,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.25%*, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Orange County, FL, School Board Corp., Series E, 0.28%*, 8/1/2022, LOC: Wells Fargo Bank NA	4,900,000	4,900,000
Orlando & Orange County, FL, Expressway Authority, Series C-4, 0.22%*, 7/1/2025, INS: AGMC, LOC: TD Bank NA	10,000,000	10,000,000
Palm Beach Counties, FL, Benjamin Private School Project Revenue, 0.25%*, 7/1/2025, LOC: Northern Trust Co.	6,225,000	6,225,000
		88,180,000
Georgia 1.5%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 0.33%*, 5/1/2022	7,155,000	7,155,000
Georgia, Municipal Electric Authority Revenue, Project No. 1, Series B, 0.23%*, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	15,600,000	15,600,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.26%*, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000
Georgia, State General Obligation, Series B, 5.5%, 7/1/2012	2,000,000	2,017,733
		33,232,733
Idaho 3.7%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	80,223,681
Illinois 12.5%
Channahon, IL, Morris Hospital Revenue, Series A, 0.25%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.28%*, 2/1/2035, LOC: Harris Trust & Savings Bank	5,955,000	5,955,000
Illinois Eclipse Funding Trust, Solar Eclipse, Springfield Illinois Electric Revenue, Series 2006-0007, 144A, 0.3%*, 3/1/2030, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	51,055,000	51,055,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.34%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	15,785,000	15,785,000
Illinois, Education Facilities Authority Revenue, 0.15%, 5/14/2012	70,000,000	70,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%*, Mandatory Put 5/2/2013 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Revenue:
0.17%, 6/7/2012	15,000,000	15,000,000
0.2%, 7/9/2012	5,000,000	5,000,000
0.2%, 7/9/2012	18,000,000	18,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.25%*, 12/1/2033, LOC: Bank One NA	12,500,000	12,500,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.25%*, 4/1/2033, LOC: Northern Trust Co.	4,100,000	4,100,000
Illinois, Wells Fargo Stage Trust, Series 2C, 144A, 0.25%*, 10/1/2051, LIQ: Wells Fargo & Co.	8,375,000	8,375,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.34%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
University of Illinois, Health Services Facilities Systems Revenue, 0.25%*, 10/1/2026, LOC: JPMorgan Chase Bank NA	11,100,000	11,100,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.28%*, 4/1/2042, LOC: Wells Fargo Bank NA	24,600,000	24,600,000
		269,750,000
Indiana 0.4%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.31%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,590,000	7,590,000
Iowa 0.5%
Iowa, State Finance Authority, Single Family Revenue, Series C, AMT, 0.3%*, 1/1/2036, SPA: State Street Bank & Trust Co.	11,700,000	11,700,000
Kansas 2.1%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.33%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,858,446
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.3%*, 9/1/2032, LOC: Bank of America NA	26,800,000	26,800,000
		46,308,446
Kentucky 3.0%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.35%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.35%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.35%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series F, AMT, 0.26%*, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Series I, AMT, 0.27%*, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series H, AMT, 0.27%*, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000
		64,770,000
Maine 0.2%
Maine, State Housing Authority, Mortgage Revenue, Series B-3, AMT, 0.29%*, 11/15/2038, SPA: State Street Bank & Trust Co.	4,000,000	4,000,000
Massachusetts 3.5%
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.26%*, 10/1/2030, LOC: RBS Citizens NA	26,390,000	26,390,000
Massachusetts, State General Obligation, Series B, 2.0%, 5/31/2012	50,000,000	50,075,331
		76,465,331
Michigan 2.9%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.39%*, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.34%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.34%**, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.34%**, 11/15/2049	7,100,000	7,100,000
Michigan RBC Municipal Products, Inc. Trust, Series L-23, 144A, AMT, 0.3%*, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,900,000	9,900,000
		62,860,000
Minnesota 1.1%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.28%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 3.4%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.4%*, 12/1/2047, LOC: Wachovia Bank NA	9,290,000	9,290,000
Series A, AMT, 0.58%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Series B, AMT, 1.63%*, 12/1/2047, LOC: HSBC Bank U.S.A. NA	5,671,715	5,671,715
Mississippi, State Business Finance Comission, Gulf Opportunity Zone, Chevron U.S.A., Inc.: Series C, 144A, 0.22%*, 11/1/2035, GTY: Chevron Corp.	17,785,000	17,785,000
Series H, 0.22%*, 11/1/2035, GTY: Chevron Corp.	30,000,000	30,000,000
		72,246,715
Missouri 0.6%
North Kansas City, MO, State Hospital Revenue, 0.3%*, 11/1/2033, LOC: Bank of America NA	12,100,000	12,100,000
Montana 1.6%
Forsyth, MT, Pollution Control Revenue, Pacificorp Project, 0.3%*, 1/1/2018, LOC: JPMorgan Chase Bank NA	35,250,000	35,250,000
Nebraska 0.5%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.3%*, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
Nevada 2.5%
Clark County, NV, Airport Revenue, Series D-2B, 0.24%*, 7/1/2040, LOC: Royal Bank of Canada	50,000,000	50,000,000
Nevada, State Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.24%*, 10/15/2032, LIQ: Fannie Mae	4,800,000	4,800,000
		54,800,000
New Jersey 1.6%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.39%*, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New Jersey, State Revenue, Series C, 2.0%, 6/21/2012	20,000,000	20,048,733
		35,248,733
New York 3.9%
New York, State Housing Finance Agency, Capitol Green Apartments, Series A, AMT, 0.3%*, 5/15/2036, LIQ: Fannie Mae	4,200,000	4,200,000
New York, State Housing Finance Agency, RIP Van Winkle House LLC, Series A, 144A, AMT, 0.3%*, 11/1/2034, LIQ: Freddie Mac	7,700,000	7,700,000
New York City, NY, Municipal Water Finance Authority, 0.25%, 5/1/2012	10,000,000	10,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series A-4, 0.22%*, 11/1/2029, SPA: TD Bank NA	23,600,000	23,600,000
New York, NY, General Obligation:
Series G-3, 0.23%*, 4/1/2042, LOC: Citibank NA	25,000,000	25,000,000
Series I, 0.25%*, 4/1/2036, LOC: Bank of America NA	9,000,000	9,000,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B-2, 0.21%*, 1/1/2033, LOC : California State Teacher's Retirement System	5,280,000	5,280,000
		84,780,000
North Carolina 2.3%
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.34%*, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,270,000	10,270,000
Series 1008, 144A, 0.34%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.34%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	13,450,000	13,450,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.25%*, 12/1/2028, LOC: Branch Banking & Trust	5,285,000	5,285,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.25%*, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.25%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.25%*, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000
		49,285,000
Ohio 0.5%
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.4%*, 6/1/2048, LOC: Wachovia Bank NA	9,735,000	9,735,000
Other 6.1%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, AMT, 0.36%*, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.45%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.4%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		130,900,000
Pennsylvania 4.8%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.25%*, 6/1/2032, LOC: PNC Bank NA	6,420,000	6,420,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust, Series E-29, 144A, 0.25%*, 4/25/2014, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	7,000,000	7,000,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Philadelphia, PA, Gas Works Revenue, Series E, 0.24%*, 8/1/2031, LOC: PNC Bank NA	10,060,000	10,060,000
Philadelphia, PA, General Obligation, Series A, 144A, 2.0%, 6/29/2012	75,000,000	75,195,348
		104,175,348
South Carolina 1.0%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	21,396,786
Tennessee 3.1%
Nashville & Davidson County, TN, Metropolitan Government, 0.17%, 10/11/2012	50,000,000	50,000,000
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.28%*, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, State General Obligation, Series A, 144A, 2.0%, 10/1/2012	12,770,000	12,863,622
		67,863,622
Texas 9.6%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.32%*, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
City of Houston, TX, Combined Utility, 0.18%, 6/7/2012	10,000,000	10,000,000
Harris County, TX, Cultural Education Facility, TECP, 0.27%, 6/11/2012	25,000,000	25,000,000
Houston, TX, 0.17%, 5/15/2012	10,000,000	10,000,000
Katy, TX, Independent School District Building, 0.36%*, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.28%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Northside, TX, Independent School District, School Building, 1.5%, Mandatory Put 8/1/2012 @ 100, 8/1/2040	8,500,000	8,528,031
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.4%*, 12/1/2047, LOC: Wachovia Bank NA	12,110,000	12,110,000
Texas, Gulf Coast Waste Disposal Authority, Exxon Mobil Project Corp., AMT, 0.22%*, 6/1/2030	10,000,000	10,000,000
Texas, Lower Neches Valley Authority, Industrial Development Corp., Exxon Capital Ventures, Inc., 0.2%*, 11/1/2038, GTY: Exxon Mobil Corp.	14,650,000	14,650,000
Texas, Public Finance Authority, 0.13%, 5/10/2012	16,835,000	16,835,000
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.28%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	18,395,000	18,395,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.34%*, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000
		208,303,031
Utah 0.2%
Utah, State Housing Finance Agency, Single Family Mortgage, "I", Series C-1, AMT, 0.27%*, 1/1/2033, SPA: Barclays Bank New York	5,000,000	5,000,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Inc., Series A, 0.22%*, 12/1/2030, LOC: TD BankNorth NA	5,430,000	5,430,000
Virginia 1.8%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.29%*, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.3%*, 7/15/2050, LIQ: Freddie Mac	18,950,000	18,950,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.31%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,755,000	8,755,000
Virginia, State General Obligation, Series B, 5.0%, 6/1/2012	7,000,000	7,028,091
		37,733,091
Washington 3.4%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.28%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State General Obligation:
Series 3087, 144A, 0.25%*, 7/1/2016, LIQ: JPMorgan Chase Bank NA	5,055,000	5,055,000
Series R-2012A, 144A, 2.0%, 7/1/2012	26,870,000	26,949,861
Washington, State Health Care Facilities Authority, Swedish Health Services, Series B, 0.28%*, 11/15/2046, LOC: Citibank NA	13,000,000	13,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.26%*, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
		73,174,861
West Virginia 0.3%
West Virginia, Economic Development Authority Revenue, Morgantown Energy, AMT, 0.27%*, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 1.1%
Milwaukee, WI, 0.12%, 5/7/2012	4,000,000	4,000,000
Milwaukee, WI, TECP, 0.15%, 5/2/2012, LOC: State Street Bank & Trust Co.	4,000,000	4,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series B, 0.29%*, 2/1/2034, LOC: Chase Manhattan Bank	11,070,000	11,070,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.2%*, 4/1/2029, LOC: U.S. Bank NA	5,000,000	5,000,000
		24,070,000
Wyoming 1.9%
Wyoming, State Student Loan Corp. Revenue, Series A-3, 0.25%*, 12/1/2043, LOC: Royal Bank of Canada	40,000,000	40,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,173,413,346)+	100.6	2,173,413,346
Other Assets and Liabilities, Net	(0.6)	(12,690,781)
Net Assets	100.0	2,160,722,565

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2012.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

+ The cost for federal income tax purposes was $2,173,413,346.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$2,173,413,346	$—	$2,173,413,346
Total	$—	$2,173,413,346	$—	$2,173,413,346

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,173,413,346
Receivable for investments sold	980,000
Receivable for Fund shares sold	13,811,490
Interest receivable	4,417,385
Due from Advisor	3,337
Other assets	103,749
Total assets	2,192,729,307
Liabilities
Cash overdraft	12,896,940
Payable for investments purchased	18,000,295
Payable for Fund shares redeemed	590,786
Distributions payable	33,604
Accrued management fee	133,523
Accrued Trustees' fees	6,379
Other accrued expenses and payables	345,215
Total liabilities	32,006,742
Net assets, at value	$2,160,722,565
Net Assets Consist of
Undistributed net investment income	481,663
Paid-in capital	2,160,240,902
Net assets, at value	$2,160,722,565

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($11,601,065 ÷ 11,597,387 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($61,524,058 ÷ 61,504,507 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,105,904,088 ÷ 1,105,553,587 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($312,796,419 ÷ 312,701,475 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($109,974,712 ÷ 109,939,842 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($78,052,145 ÷ 78,027,401 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($166,429,671 ÷ 166,376,906 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($314,440,407 ÷ 314,340,721 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Tax-Exempt Portfolio
Income: Interest	$5,474,279
Expenses: Management fee	1,436,590
Administration fee	2,354,301
Services to shareholders	1,232,597
Distribution and service fees	2,259,306
Custodian fee	31,639
Professional fees	112,317
Reports to shareholders	149,156
Registration fees	139,474
Trustees' fees and expenses	78,932
Other	134,923
Total expenses before expense reductions	7,929,235
Expense reductions	(3,114,679)
Total expenses after expense reductions	4,814,556
Net investment income	659,723
Net realized gain (loss) from investments	21,137
Net increase (decrease) in net assets resulting from operations	$680,860

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$659,723	$4,209,978
Net realized gain (loss)	21,137	26,953
Net increase in net assets resulting from operations	680,860	4,236,931
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(2,580)	(1,440)
Davidson Cash Equivalent Shares	(13,672)	(8,101)
DWS Tax-Exempt Cash Institutional Shares	(598,543)	(3,424,889)
DWS Tax-Exempt Money Fund	(115,000)	(551,022)
DWS Tax-Free Money Fund Class S	(28,531)	(156,176)
Premier Money Market Shares	—	(1,265)
Service Shares	(16,307)	(7,236)
Tax-Exempt Cash Managed Shares	(35,814)	(18,703)
Tax-Free Investment Class	(64,866)	(41,260)
Total distributions	(875,313)	(4,210,092)
Fund share transactions: Proceeds from shares sold	5,483,352,307	9,995,553,494
Reinvestment of distributions	544,506	2,851,124
Cost of shares redeemed	(5,984,187,987)	(10,411,552,190)
Net increase (decrease) in net assets from Fund share transactions	(500,291,174)	(413,147,572)
Increase (decrease) in net assets	(500,485,627)	(413,120,733)
Net assets at beginning of period	2,661,208,192	3,074,328,925
Net assets at end of period (including undistributed net investment income of $481,663 and $676,116, respectively)	$2,160,722,565	$2,661,208,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Service Shares
	Years Ended April 30,
	2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income (loss)	.000	*	.000	*	.000	*	.008	.024
Net realized and unrealized gain (loss)	.000	*	.000	*	.000	*	.000 *	.000 *
Total from investment operations	.000	*	.000	*	.000	*	.008	.024
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.008)	(.024)
Net realized gains	—		—		(.000	)*	—	—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.008)	(.024)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.02		.01		.01		.82	2.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	78		82		37		62	76
Ratio of expenses before expense reductions (%)	1.04		1.04		1.05		1.06	1.05
Ratio of expenses after expense reductions (%)	.22		.34		.46		.97	1.00
Ratio of net investment income (%)	.01		.01		.01		.81	2.32
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds").

Money Market Portfolio offers six classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, DWS Money Market Portfolio had net tax basis capital loss carryforwards of approximately $23,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($23,000) and long-term losses ($0).

At April 30, 2012, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $438,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2011 through April 30, 2012, DWS Government & Agency Securities Portfolio elects to defer qualified late year losses of approximately $8,800 of net realized short-term capital losses and treat them as arising in the fiscal year ending April 30, 2013.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2012 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At April 30, 2012, the Funds' components of distributable earnings on a tax basis are as follows:
Money Market Portfolio: Undistributed ordinary income*	$39,089
Capital loss carryforwards	$(23,000)
Government & Agency Securities Portfolio: Undistributed ordinary income*	$227,934
Capital loss carryforwards	$(438,000)
Tax-Exempt Portfolio: Undistributed tax-exempt income*	$515,267

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2012	2011
Money Market Portfolio: Distributions from ordinary income*	$287,108	$399,900
Government & Agency Securities Portfolio: Distributions from ordinary income*	$1,255,665	$2,329,820
Tax-Exempt Portfolio: Distributions from tax-exempt income	$854,176	$4,183,139
Distributions from ordinary income*	$21,137	$26,953

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement for Money Market Portfolio. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Money Market Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement to the Money Market Portfolio. The Money Market Portfolio pays a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Money Market Portfolio based on its relative net assets, computed and accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice.

For the year ended April 30, 2012, the Fund incurred a management fee equivalent to the following annual effective rate of the Fund's average daily net assets:
Fund	Annual Effective Rate
Money Market Portfolio	.16%

Management Agreement for Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Under an Amended and Restated Investment Management Agreement with the Advisor, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The Government & Agency Securities Portfolio and Tax-Exempt Portfolio pay a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice.

Accordingly, for the year ended April 30, 2012, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $2,544,996, all of which was waived.

For the year ended April 30, 2012, the Tax-Exempt Portfolio incurred a management fee equivalent to the following annual effective rate of the Fund's average daily net assets:
Fund	Annual Effective Rate
Tax-Exempt Portfolio	.06%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2012, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2012
Government & Agency Securities Portfolio	$4,172,757	$1,542,988	$288,249
Tax-Exempt Portfolio	$2,354,301	$—	$178,077

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended April 30, 2012, the amounts charged to the Funds by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$1,895,154	$1,588,614	$95,046
Capital Assets Funds Preferred Shares	5,058	4,782	177
Davidson Cash Equivalent Shares	30,865	25,272	1,753
Davidson Cash Equivalent Plus Shares	2,483	2,002	124
Premium Reserve Money Market Shares	84,781	55,887	8,207
Service Shares	3,159,258	2,560,942	154,672
	$5,177,599	$4,237,499	$259,979

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$607,759	$540,707	$23,952
Davidson Cash Equivalent Shares	59,587	52,856	1,997
Davidson Cash Equivalent Plus Shares	150,743	128,840	6,951
DWS Government & Agency Money Fund	119,555	80,582	8,835
DWS Government Cash Institutional Shares	184,011	184,011	—
Government Cash Managed Shares	187,511	122,297	9,969
Service Shares	434,388	387,455	6,729
	$1,743,554	$1,496,748	$58,433

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$32,597	$28,685	$808
Davidson Cash Equivalent Shares	101,145	81,232	3,917
DWS Tax-Exempt Cash Institutional Shares	172,612	142,572	2,338
DWS Tax-Exempt Money Fund	104,411	52,077	11,232
DWS Tax-Free Money Fund Class S	70,226	40,679	6,690
Service Shares	209,354	183,665	9,716
Tax-Exempt Cash Managed Shares	122,799	77,496	5,118
Tax-Free Investment Class	352,064	248,967	1,500
	$1,165,208	$855,373	$41,319

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2012, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$2,501,604	$2,501,604	.00%	.33%
Capital Assets Funds Preferred Shares	6,717	6,717	.00%	.20%
Davidson Cash Equivalent Shares	34,099	34,099	.00%	.30%
Davidson Cash Equivalent Plus Shares	2,524	2,524	.00%	.25%
Service Shares	7,582,218	7,582,218	.00%	.60%
	$10,127,162	$10,127,162

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$806,506	$806,506	.00%	.33%
Davidson Cash Equivalent Shares	70,243	70,243	.00%	.30%
Davidson Cash Equivalent Plus Shares	188,890	188,890	.00%	.25%
Service Shares	1,051,331	1,051,331	.00%	.60%
	$2,116,970	$2,116,970

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$43,028	$43,028	.00%	.33%
Davidson Cash Equivalent Shares	202,291	202,291	.00%	.30%
Service Shares	505,368	505,368	.00%	.60%
Tax-Free Investment Class	830,130	830,130	.00%	.25%
	$1,580,817	$1,580,817

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2012, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,895,154	$1,895,154	.00%	.25%
Capital Assets Funds Preferred Shares	3,358	3,358	.00%	.10%
Davidson Cash Equivalent Shares	28,416	28,416	.00%	.25%
Davidson Cash Equivalent Plus Shares	2,019	2,019	.00%	.20%
Premium Reserve Money Market Shares	142,984	142,984	.00%	.25%
	$2,071,931	$2,071,931

Government & Agency Securities Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$610,989	$610,989	.00%	.25%
Davidson Cash Equivalent Shares	58,536	58,536	.00%	.25%
Davidson Cash Equivalent Plus Shares	151,112	151,112	.00%	.20%
Government Cash Managed Shares	359,709	359,709	.00%	.15%
	$1,180,346	$1,180,346

Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$32,597	$32,597	.00%	.25%
Davidson Cash Equivalent Shares	168,575	168,575	.00%	.25%
Tax-Exempt Cash Managed Shares	244,880	244,880	.00%	.15%
Tax-Free Investment Class	232,437	232,437	.00%	.07%
	$678,489	$678,489

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended April 30, 2012, the amounts charged to the Funds by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at April 30, 2012
Money Market Portfolio	$44,001	$15,153
Government & Agency Securities Portfolio	$55,432	$19,286
Tax-Exempt Portfolio	$77,202	$31,872

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At April 30, 2012, one shareholder account held approximately 10% of the outstanding shares of the Government & Agency Securities Portfolio and one shareholder account held approximately 19% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Funds:

Money Market Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	740,327,726	$740,327,726	839,154,629	$839,154,629
Capital Assets Funds Preferred Shares	15,237,717	15,237,717	16,426,872	16,426,872
Davidson Cash Equivalent Shares	5,888,909	5,888,909	3,734,002	3,734,002
Davidson Cash Equivalent Plus Shares	303,684	303,684	870,248	870,248
Premier Money Market Shares*	—	—	44,284,933	44,284,933
Premium Reserve Money Market Shares	90,937,663	90,937,663	111,139,828	111,139,828
Service Shares	1,342,380,700	1,342,380,700	1,791,610,827	1,791,610,827
		$2,195,076,399		$2,807,221,339
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	151,503	$151,503	187,455	$187,455
Capital Assets Funds Preferred Shares	1,677	1,677	13,160	13,160
Davidson Cash Equivalent Shares	1,136	1,136	1,863	1,863
Davidson Cash Equivalent Plus Shares	101	101	220	220
Premier Money Market Shares*	—	—	4,160	4,160
Premium Reserve Money Market Shares	3,793	3,793	5,371	5,371
Service Shares	125,945	125,945	183,305	183,305
		$284,155		$395,534
Shares redeemed
Capital Assets Funds Shares	(852,717,812)	$(852,717,812)	(890,506,653)	$(890,506,653)
Capital Assets Funds Preferred Shares	(17,403,287)	(17,403,287)	(64,951,835)	(64,951,835)
Davidson Cash Equivalent Shares	(9,655,583)	(9,655,583)	(8,417,805)	(8,417,805)
Davidson Cash Equivalent Plus Shares	(906,966)	(906,966)	(1,850,907)	(1,850,907)
Premier Money Market Shares*	—	—	(163,286,900)	(163,286,900)
Premium Reserve Money Market Shares	(98,084,584)	(98,084,584)	(119,115,201)	(119,115,201)
Service Shares	(2,009,039,110)	(2,009,039,110)	(1,368,490,287)	(1,368,490,287)
		$(2,987,807,342)		$(2,616,619,588)
Net increase (decrease)
Capital Assets Funds Shares	(112,238,583)	$(112,238,583)	(51,164,569)	$(51,164,569)
Capital Assets Funds Preferred Shares	(2,163,893)	(2,163,893)	(48,511,803)	(48,511,803)
Davidson Cash Equivalent Shares	(3,765,538)	(3,765,538)	(4,681,940)	(4,681,940)
Davidson Cash Equivalent Plus Shares	(603,181)	(603,181)	(980,439)	(980,439)
Premier Money Market Shares*	—	—	(118,997,807)	(118,997,807)
Premium Reserve Money Market Shares	(7,143,128)	(7,143,128)	(7,970,002)	(7,970,002)
Service Shares	(666,532,465)	(666,532,465)	423,303,845	423,303,845
		$(792,446,788)		$190,997,285

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Government & Agency Securities Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	447,922,936	$447,922,936	628,481,114	$628,481,114
Davidson Cash Equivalent Shares	41,768,083	41,768,083	24,463,758	24,463,758
Davidson Cash Equivalent Plus Shares	213,635,877	213,635,877	275,786,862	275,786,862
DWS Government & Agency Money Fund	61,520,170	61,520,170	72,103,322	72,103,322
DWS Government Cash Institutional Shares	30,092,618,931	30,092,618,931	34,835,288,142	34,835,288,142
Government Cash Managed Shares	2,673,520,482	2,673,520,482	2,032,853,974	2,032,853,974
Service Shares	396,307,032	396,307,032	269,340,585	269,340,585
		$33,927,293,511		$38,138,317,757
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	24,434	$24,434	29,657	$29,657
Davidson Cash Equivalent Shares	2,343	2,343	2,127	2,127
Davidson Cash Equivalent Plus Shares	7,560	7,560	5,509	5,509
DWS Government & Agency Money Fund	13,959	13,959	27,796	27,796
DWS Government Cash Institutional Shares	644,365	644,365	1,118,270	1,118,270
Government Cash Managed Shares	7,755	7,755	5,696	5,696
Service Shares	17,256	17,256	12,119	12,119
		$717,672		$1,201,174
Shares redeemed
Capital Assets Funds Shares	(495,723,357)	$(495,723,357)	(648,126,914)	$(648,126,914)
Davidson Cash Equivalent Shares	(36,015,591)	(36,015,591)	(25,307,057)	(25,307,057)
Davidson Cash Equivalent Plus Shares	(153,400,457)	(153,400,457)	(292,761,983)	(292,761,983)
DWS Government & Agency Money Fund	(92,132,646)	(92,132,646)	(134,495,012)	(134,495,012)
DWS Government Cash Institutional Shares	(32,152,791,854)	(32,152,791,854)	(36,963,523,481)	(36,963,523,481)
Government Cash Managed Shares	(2,637,952,274)	(2,637,952,274)	(2,132,755,829)	(2,132,755,829)
Service Shares	(401,763,556)	(401,763,556)	(272,492,118)	(272,492,118)
		$(35,969,779,735)		$(40,469,462,394)
Net increase (decrease)
Capital Assets Funds Shares	(47,775,987)	$(47,775,987)	(19,616,143)	$(19,616,143)
Davidson Cash Equivalent Shares	5,754,835	5,754,835	(841,172)	(841,172)
Davidson Cash Equivalent Plus Shares	60,242,980	60,242,980	(16,969,612)	(16,969,612)
DWS Government & Agency Money Fund	(30,598,517)	(30,598,517)	(62,363,894)	(62,363,894)
DWS Government Cash Institutional Shares	(2,059,528,558)	(2,059,528,558)	(2,127,117,069)	(2,127,117,069)
Government Cash Managed Shares	35,575,963	35,575,963	(99,896,159)	(99,896,159)
Service Shares	(5,439,268)	(5,439,268)	(3,139,414)	(3,139,414)
		$(2,041,768,552)		$(2,329,943,463)

Tax-Exempt Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	32,054,021	$32,054,021	37,505,008	$37,505,008
Davidson Cash Equivalent Shares	121,475,389	121,475,389	108,372,167	108,372,167
DWS Tax-Exempt Cash Institutional Shares	4,080,690,854	4,080,690,854	8,705,410,264	8,705,410,264
DWS Tax-Exempt Money Fund	325,873,832	325,873,832	234,765,709	234,765,709
DWS Tax-Free Money Fund Class S	31,868,351	31,868,351	40,065,751	40,065,751
Premier Money Market Shares**	—	—	17,963,464	17,963,464
Service Shares	173,964,295	173,964,295	171,592,837	171,592,837
Tax-Exempt Cash Managed Shares	387,004,796	387,004,796	270,920,971	270,920,971
Tax-Free Investment Class	330,420,769	330,420,769	408,957,323	408,957,323
		$5,483,352,307		$9,995,553,494
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	2,578	$2,578	1,433	$1,433
Davidson Cash Equivalent Shares	13,652	13,652	8,078	8,078
DWS Tax-Exempt Cash Institutional Shares	307,257	307,257	2,103,424	2,103,424
DWS Tax-Exempt Money Fund	112,297	112,297	541,218	541,218
DWS Tax-Free Money Fund Class S	27,195	27,195	147,957	147,957
Premier Money Market Shares**	—	—	1,023	1,023
Service Shares	16,265	16,265	7,238	7,238
Tax-Exempt Cash Managed Shares	1,546	1,546	84	84
Tax-Free Investment Class	63,716	63,716	40,669	40,669
		$544,506		$2,851,124
Shares redeemed
Capital Assets Funds Shares	(31,054,695)	$(31,054,695)	(44,799,949)	$(44,799,949)
Davidson Cash Equivalent Shares	(135,004,695)	(135,004,695)	(113,236,507)	(113,236,507)
DWS Tax-Exempt Cash Institutional Shares	(4,467,264,493)	(4,467,264,493)	(8,940,648,532)	(8,940,648,532)
DWS Tax-Exempt Money Fund	(379,194,651)	(379,194,651)	(297,512,567)	(297,512,567)
DWS Tax-Free Money Fund Class S	(46,678,340)	(46,678,340)	(55,821,788)	(55,821,788)
Premier Money Market Shares**	—	—	(47,338,154)	(47,338,154)
Service Shares	(177,914,611)	(177,914,611)	(126,254,371)	(126,254,371)
Tax-Exempt Cash Managed Shares	(348,035,830)	(348,035,830)	(352,406,232)	(352,406,232)
Tax-Free Investment Class	(399,040,672)	(399,040,672)	(433,534,090)	(433,534,090)
		$(5,984,187,987)		$(10,411,552,190)
Net increase (decrease)
Capital Assets Funds Shares	1,001,904	$1,001,904	(7,293,508)	$(7,293,508)
Davidson Cash Equivalent Shares	(13,515,654)	(13,515,654)	(4,856,262)	(4,856,262)
DWS Tax-Exempt Cash Institutional Shares	(386,266,382)	(386,266,382)	(233,134,844)	(233,134,844)
DWS Tax-Exempt Money Fund	(53,208,522)	(53,208,522)	(62,205,640)	(62,205,640)
DWS Tax-Free Money Fund Class S	(14,782,794)	(14,782,794)	(15,608,080)	(15,608,080)
Premier Money Market Shares**	—	—	(29,373,667)	(29,373,667)
Service Shares	(3,934,051)	(3,934,051)	45,345,704	45,345,704
Tax-Exempt Cash Managed Shares	38,970,512	38,970,512	(81,485,177)	(81,485,177)
Tax-Free Investment Class	(68,556,187)	(68,556,187)	(24,536,098)	(24,536,098)
		$(500,291,174)		$(413,147,572)

** The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statements of assets and liabilities of Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Funds") (the three Funds comprising Cash Account Trust), including the investment portfolios, as of April 30, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio at April 30, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2012

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Funds limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate each Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,000.05	$1,000.05	$1,000.15
Expenses Paid per $1,000*	$1.49	$.55	$1.04
Hypothetical 5% Fund Return
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,023.37	$1,024.32	$1,023.82
Expenses Paid per $1,000*	$1.51	$.55	$1.06
* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Service Shares	.30%	.11%	.21%
For more information, please refer to each Fund's prospectus.

Tax Information (Unaudited)

For the Money Market Portfolio, a total of 6% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

For the Government & Agency Securities Portfolio, a total of 26% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2012, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of April 30, 2012. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	107	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	107
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	107	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2011)	107	Director, CardioNet, Inc.2 (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	107	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	110	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA6 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow6 (1970) Vice President, May 2012-present	Director3, Deutsche Asset Management
Rita Rubin6 (1970) Assistant Secretary, 2009-2012*	Director3 and Senior Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

* Effective May 18, 2012, Rita Rubin no longer serves as Assistant Secretary to the fund.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Notes

Notes

Notes

Service Center
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CATS-2
(R-027582-1 6/12)

ANNUAL REPORT TO SHAREHOLDERS

Capital Assets Funds Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Capital Assets Funds Preferred Shares

Money Market Portfolio

April 30, 2012

Contents
3 Portfolio Management Review
DWS Money Market Portfolio
9 Investment Portfolio
15 Statement of Assets and Liabilities
17 Statement of Operations
18 Statement of Changes in Net Assets
19 Financial Highlights
DWS Government & Agency Securities Portfolio
21 Investment Portfolio
26 Statement of Assets and Liabilities
28 Statement of Operations
29 Statement of Changes in Net Assets
30 Financial Highlights
DWS Tax-Exempt Portfolio
31 Investment Portfolio
42 Statement of Assets and Liabilities
44 Statement of Operations
45 Statement of Changes in Net Assets
46 Financial Highlights
47 Notes to Financial Statements
63 Report of Independent Registered Public Accounting Firm
64 Information About Each Fund's Expenses
66 Tax Information
67 Other Information
68 Summary of Management Fee Evaluation by Independent Fee Consultant
72 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the funds' most recent month-end performance. The 7-day current yield refers to the income paid by the funds over a 7-day period expressed as an annual percentage rate of each fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the funds' most recent 12-month period ended April 30, 2012, money markets were responding to alternating degrees of perceived risk in the global financial markets, with short-term rates rising or falling slightly in response to the current state of the European debt crisis. Last summer, the political standoff in the United States related to the raising of the U.S. debt ceiling spurred volatility in financial markets. The extreme difficulties that Congress encountered in coming to agreement regarding the debt ceiling made up a large part of the rationale cited by Standard & Poor's in deciding to downgrade U.S. debt from AAA to AA+. In addition, credit downgrades of various domestic and international banks, and "credit watches" instituted by ratings agencies on some European countries, exerted pressure on the money markets.

"We continue our insistence on the highest credit quality within the funds."

During the first quarter of 2012, extraordinary efforts by the European Central Bank to ensure adequate funding for the Continent's banks heartened investors and led to a significant rally in global financial markets. In the second quarter, however, additional geopolitical uncertainty in Europe (based mainly on strong pushback against austerity measures by political forces within Greece, the Netherlands and France), along with a perceived slowing of U.S. economic momentum in early 2012, led to a more cautious approach by investors.

Positive Contributors to Fund Performance

For the Money Market Portfolio, we continued to hold a large percentage of portfolio assets in short-maturity instruments for yield, high-quality and liquidity purposes. We also maintained a conservative average maturity, with portfolio assets broadly diversified among a number of sectors. During the period, we added some floating-rate notes with maturities from six months to one year (whose yields adjust as interest rates fluctuate) to seek to increase yield, along with some high-quality one-to-three-month bank and corporate securities.

Money Market Portfolio seeks to provide maximum current income consistent with stability of capital.

Money Market Portfolio

For the Government & Agency Securities Portfolio, we pursued a "barbell" strategy by holding overnight repurchase agreements for safety and liquidity purposes, along with strategic purchases of six-month-to- one-year-maturity government and agency money market issues in order to take advantage of higher yields in longer maturities. Additionally, we found opportunities by purchasing one-year-to-18-month government and agency floating-rate notes.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

Government & Agency Securities Portfolio

For the Tax-Exempt Portfolio, we continued to invest in high-quality securities. Investments included fixed-rate notes with slightly longer maturities for additional yield and very short-term floating-rate securities for safety and liquidity purposes. (The interest rate of floating-rate tax-free securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) In addition, we avoided investing in areas of the country that continue to experience fiscal stress, and instead emphasized general obligation state credits and essential-service issues from municipalities in larger, more economically vibrant states.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

Tax-Exempt Portfolio

Fund Performance (as of April 30, 2012)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
	7-Day Current Yield
Money Market Portfolio — Capital Assets Funds Shares	.02	%*
Government & Agency Securities Portfolio — Capital Assets Funds Shares	.01	%*
Tax-Exempt Portfolio — Capital Assets Funds Shares	.01	%*
(Equivalent Taxable Yield)	.02	%**
Money Market Portfolio — Capital Assets Funds Preferred Shares	.05	%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the funds over a 7-day period expressed as an annual percentage rate of the funds' shares outstanding. For the most current yield information, call (888) 466-4250.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

Preferring a cautious approach at a time of market uncertainty, we tilted the portfolios toward securities that tended to have lower yields than issues carrying more risk. While this strategy cost the funds some yield, we believe it represented a prudent approach to preserving principal.

Outlook and Positioning

Going forward, investors and the Federal Open Market Committee (FOMC) will be carefully monitoring economic statistics to see whether the U.S. recovery can regain its momentum. When the U.S. Federal Reserve Board's (the Fed's) "Operation Twist" program (where it has been buying long-term Treasury instruments with the goal of lowering longer-term interest rates in order to boost the economy) ends in late June, some market watchers believe that the FOMC will strongly consider a third round of quantitative easing (i.e., injecting a significant amount of new money into the economy for banks to lend) if the U.S. economy continues to falter. And, of course, all eyes will be on Europe, as political leaders and bankers attempt to negotiate a way through the Continent's ongoing debt crisis.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Repurchase agreements a form of short-term borrowing whereby a security is sold on an overnight basis and purchased back the next day.

Floating-rate notes are debt instruments with variable interest rates typically tied to a certain money market index. Adjustments to the interest rates are usually made every six months.

The barbell strategy involves purchasing bonds with a variety of long- and short-term maturities.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.

Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating, the higher the probability of default. Credit quality does not remove market risk and is subject to change.

Investment Portfolio as of April 30, 2012

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 8.1%
Banco del Estado de Chile, 0.4%, 5/18/2012	11,500,000	11,500,000
Industrial & Commercial Bank of China:
0.37%, 5/8/2012	12,000,000	12,000,000
0.37%, 5/11/2012	15,000,000	15,000,000
0.37%, 5/24/2012	7,500,000	7,500,000
Mizuho Corporate Bank Ltd., 0.23%, 5/18/2012	17,500,000	17,500,000
Rabobank Nederland NV:
0.35%, 8/16/2012	10,000,000	10,000,297
0.41%, 6/22/2012	25,000,000	25,000,000
Skandinaviska Enskilda Banken AB:
0.4%, 5/16/2012	10,000,000	10,000,000
0.4%, 5/21/2012	12,000,000	12,000,000
0.47%, 7/20/2012	2,000,000	2,000,000
0.47%, 7/20/2012	10,000,000	10,000,000
0.5%, 6/6/2012	12,000,000	12,000,000
Total Certificates of Deposit and Bank Notes (Cost $144,500,297)		144,500,297

Collateralized Mortgage Obligation 0.3%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.638%*, 3/20/2013 (Cost $5,000,000)	5,000,000	5,000,000

Commercial Paper 43.6%
Issued at Discount** 42.1%
Barclays Bank PLC:
0.22%, 5/25/2012	15,000,000	14,997,800
0.23%, 5/10/2012	10,000,000	9,999,425
Coca-Cola Co., 0.23%, 9/5/2012	12,000,000	11,990,263
Collateralized Commercial Paper Co., LLC:
0.3%, 6/6/2012	14,000,000	13,995,800
0.3%, 6/26/2012	38,000,000	37,982,267
0.45%, 10/16/2012	25,000,000	24,947,500
Comcast Corp., 0.42%, 6/1/2012	7,500,000	7,497,287
CVS Caremark Corp., 0.3%, 5/1/2012	7,000,000	7,000,000
Erste Abwicklungsanstalt:
0.57%, 8/31/2012	10,000,000	9,980,683
0.58%, 10/18/2012	7,500,000	7,479,458
0.64%, 9/28/2012	8,000,000	7,978,667
0.68%, 6/5/2012	10,000,000	9,993,389
0.68%, 8/13/2012	4,000,000	3,992,142
0.69%, 5/24/2012	3,000,000	2,998,678
0.72%, 9/4/2012	3,000,000	2,992,440
0.77%, 5/18/2012	4,000,000	3,998,546
0.83%, 8/2/2012	4,000,000	3,991,423
Erste Finance Delaware LLC, 0.18%, 5/1/2012	75,000,000	75,000,000
General Electric Capital Corp.:
0.11%, 5/4/2012	25,000,000	24,999,771
0.24%, 6/21/2012	25,000,000	24,991,500
0.34%, 10/22/2012	15,000,000	14,975,350
Hannover Funding Co., LLC, 0.55%, 6/8/2012	5,000,000	4,997,097
HSBC Bank (U.S.A.) NA, 0.26%, 5/4/2012	38,000,000	37,999,177
ING (U.S.) Funding LLC, 0.42%, 6/13/2012	20,000,000	19,989,967
Kells Funding LLC:
144A, 0.3%, 6/1/2012	15,000,000	14,996,125
144A, 0.3%, 6/1/2012	5,000,000	4,998,708
144A, 0.58%, 9/20/2012	7,000,000	6,983,986
144A, 0.59%, 8/23/2012	17,500,000	17,467,304
144A, 0.6%, 5/10/2012	15,000,000	14,997,750
144A, 0.65%, 8/3/2012	3,000,000	2,994,908
144A, 0.68%, 8/21/2012	5,000,000	4,989,422
Kreditanstal Fuer Wiederaufbau, 144A, 0.225%, 7/13/2012	10,000,000	9,995,437
New York Life Capital Corp., 144A, 0.12%, 5/15/2012	6,000,000	5,999,720
Nieuw Amsterdam Receivables Corp.:
144A, 0.25%, 6/11/2012	25,000,000	24,992,882
144A, 0.26%, 6/19/2012	15,000,000	14,994,692
Nissan Motor Acceptance Corp., 0.43%, 5/17/2012	7,500,000	7,498,567
NRW.Bank, 0.29%, 6/5/2012	6,000,000	5,998,308
Proctor & Gamble Co., 0.1%, 5/31/2012	10,000,000	9,999,167
Prudential Funding LLC, 0.15%, 5/1/2012	7,500,000	7,500,000
SBAB Bank AB:
144A, 0.58%, 7/3/2012	12,000,000	11,987,820
144A, 0.62%, 6/20/2012	10,000,000	9,991,389
144A, 0.7%, 5/16/2012	12,000,000	11,996,500
Skandinaviska Enskilda Banken AB:
0.35%, 6/29/2012	20,000,000	19,988,528
0.485%, 7/11/2012	15,000,000	14,985,652
Standard Chartered Bank:
0.28%, 7/2/2012	14,500,000	14,493,008
0.6%, 6/6/2012	17,500,000	17,489,500
Svenska Handelsbanken AB:
0.28%, 5/11/2012	22,000,000	21,998,289
0.33%, 6/15/2012	7,000,000	6,997,112
Swedbank AB, 0.525%, 5/14/2012	19,050,000	19,046,388
UOB Funding LLC, 0.32%, 5/10/2012	12,500,000	12,499,000
Verizon Communications, Inc., 0.3%, 5/29/2012	5,000,000	4,998,833
Victory Receivables Corp.:
144A, 0.17%, 5/11/2012	12,500,000	12,499,410
144A, 0.2%, 5/14/2012	12,000,000	11,999,133
144A, 0.24%, 5/29/2012	20,000,000	19,996,267
Westpac Banking Corp.:
0.5%, 6/26/2012	1,500,000	1,498,833
0.55%, 8/1/2012	4,000,000	3,994,378
		755,635,646
Issued at Par* 1.5%
ASB Finance Ltd., 144A, 0.691%, 2/1/2013	5,000,000	4,999,242
Kells Funding LLC, 144A, 0.575%, 1/17/2013	15,000,000	15,000,000
Westpac Banking Corp., 144A, 0.518%, 10/26/2012	7,000,000	7,000,000
		26,999,242
Total Commercial Paper (Cost $782,634,888)		782,634,888

Short-Term Notes* 20.3%
Bank of Nova Scotia:
0.45%, 6/11/2012	8,000,000	8,000,000
0.55%, 12/11/2012	12,000,000	12,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.537%, 5/25/2012	26,000,000	25,999,811
Canadian Imperial Bank of Commerce:
0.485%, 4/26/2013	12,000,000	12,000,000
0.495%, 2/7/2013	8,000,000	8,000,000
0.5%, 4/26/2013	17,500,000	17,500,000
Commonwealth Bank of Australia:
144A, 0.501%, 3/1/2013	18,000,000	18,000,000
144A, 0.513%, 5/11/2012	18,000,000	18,000,000
JPMorgan Chase Bank NA, 0.504%, 12/7/2012	23,500,000	23,500,000
Landesbank Baden-Wurttemberg, 144A, 0.694%, 6/22/2012	86,000,000	86,000,000
National Australia Bank Ltd., 0.5%, 3/8/2013	25,000,000	25,000,000
Queensland Treasury Corp., 0.48%, 11/19/2012	14,000,000	14,000,000
Rabobank Nederland NV:
0.39%, 8/16/2012	12,000,000	12,000,000
0.623%, 1/23/2013	10,000,000	10,000,000
144A, 0.637%, 8/16/2014	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp., 0.28%, 3/15/2013	8,000,000	8,000,000
Svenska Handelsbanken AB, 144A, 0.514%, 8/7/2012	8,000,000	8,000,000
Toronto-Dominion Bank, 0.261%, 5/11/2012	12,500,000	12,500,000
Westpac Banking Corp.:
0.331%, 5/9/2012	17,000,000	17,000,000
0.331%, 7/11/2012	12,000,000	12,000,000
0.71%, 2/6/2013	5,000,000	5,000,000
Total Short-Term Notes (Cost $364,499,811)		364,499,811

Government & Agency Obligations 13.3%
U.S. Government Sponsored Agencies 5.3%
Federal Home Loan Bank:
0.036%**, 5/2/2012	25,000,000	24,999,958
0.2%, 11/19/2012	7,000,000	7,001,632
0.23%, 4/25/2013	5,000,000	5,000,000
Federal Home Loan Mortgage Corp.:
0.099%**, 10/2/2012	7,000,000	6,997,006
0.119%**, 8/28/2012	10,000,000	9,996,033
0.129%**, 8/14/2012	8,500,000	8,496,777
0.179%**, 1/9/2013	8,000,000	7,989,880
Federal National Mortgage Association:
0.069%**, 6/18/2012	15,000,000	14,998,600
0.159%**, 10/1/2012	10,000,000	9,993,200
		95,473,086
U.S. Treasury Obligations 8.0%
U.S. Treasury Notes:
0.375%, 8/31/2012	18,501,000	18,514,836
0.375%, 9/30/2012	5,000,000	5,005,119
0.625%, 6/30/2012	7,403,000	7,409,109
0.625%, 7/31/2012	41,000,000	41,050,862
0.75%, 5/31/2012	18,501,000	18,510,956
1.375%, 10/15/2012	20,000,000	20,111,358
1.375%, 1/15/2013	10,000,000	10,082,652
3.375%, 11/30/2012	8,000,000	8,148,911
4.0%, 11/15/2012	10,000,000	10,206,287
4.875%, 6/30/2012	3,702,000	3,730,857
		142,770,947
Total Government & Agency Obligations (Cost $238,244,033)		238,244,033

Time Deposit 3.4%
Citibank NA, 0.16%, 5/1/2012 (Cost $62,000,000)	62,000,000	62,000,000

Municipal Investments 0.4%
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, 0.27%***, 7/1/2014, LOC: Citibank NA (Cost $6,500,000)	6,500,000	6,500,000

Repurchase Agreements 11.3%
Barclays Capital PLC, 0.17%, dated 4/30/2012, to be repurchased at $17,000,080 on 5/1/2012 (a)	17,000,000	17,000,000
BNP Paribas, 0.2%, dated 4/30/2012, to be repurchased at $64,000,356 on 5/1/2012 (b)	64,000,000	64,000,000
Citigroup Global Markets, Inc., 0.17%, dated 4/30/2012, to be repurchased at $50,000,236 on 5/1/2012 (c)	50,000,000	50,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.41%, dated 4/30/2012, to be repurchased at $12,504,983 on 6/4/2012 (d)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.18%, dated 4/30/2012, to be repurchased at $11,195,056 on 5/1/2012 (e)	11,195,000	11,195,000
Merrill Lynch & Co., Inc., 0.18%, dated 4/30/2012, to be repurchased at $48,103,781 on 5/1/2012 (f)	48,103,540	48,103,540
Total Repurchase Agreements (Cost $202,798,540)		202,798,540

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,806,177,569)+	100.7	1,806,177,569
Other Assets and Liabilities, Net	(0.7)	(12,717,920)
Net Assets	100.0	1,793,459,649

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2012.

+ The cost for federal income tax purposes was $1,806,177,569.

(a) Collateralized by $13,490,400 U.S. Treasury Bond, 4.5%, maturing on 8/15/2039 with a value of $17,340,047.

(b) Collateralized by $58,613,000 Federal National Mortgage Association, with various coupon rates from 4.11-6.21%, with the various maturity dates of 11/15/2030-6/5/2036 with a value of $65,280,078.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
20,467,500	U.S. Treasury Bond	3.75	8/15/2041	23,241,596
25,676,100	U.S. Treasury Note	2.375	7/31/2017	27,758,490
Total Collateral Value				51,000,086

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,750,000	Banco de Credito del Peru	6.125	4/24/2027	2,773,432
3,880,000	FPL Energy National Wind LLC	5.608	3/10/2024	2,247,730
496,000	Liberty Mutual Group, Inc.	7.25	9/1/2012	518,094
5,525,000	Pernod-Ricard SA	5.5	1/15/2042	5,734,950
895,000	Ruby Pipeline LLC	6.0	4/1/2022	942,059
560,000	Tate & Lyle International Finance PLC	6.625	6/15/2016	661,049
Total Collateral Value				12,877,314

(e) Collateralized by $11,907,443 U.S. Treasury STRIPS, with the various maturity dates of 11/15/2013-11/15/2017 with a value of $11,423,484.

(f) Collateralized by $49,088,400 U.S. Treasury Bill, maturing on 9/13/2012 with a value of $49,065,672.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (g)	$—	$1,603,379,029	$—	$1,603,379,029
Repurchase Agreements	—	202,798,540	—	202,798,540
Total	$—	$1,806,177,569	$—	$1,806,177,569

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(g) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Money Market Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,603,379,029
Repurchase agreements, valued at amortized cost	202,798,540
Total investments in securities, valued at amortized cost	1,806,177,569
Receivable for Fund shares sold	1,954
Interest receivable	874,957
Due from Advisor	9,144
Other assets	83,859
Total assets	1,807,147,483
Liabilities
Cash overdraft	12,845,427
Payable for Fund shares redeemed	63,396
Accrued management fee	244,316
Accrued Trustees' fees	5,806
Other accrued expenses and payables	528,889
Total liabilities	13,687,834
Net assets, at value	$1,793,459,649
Net Assets Consist of
Undistributed net investment income	39,089
Accumulated net realized gain (loss)	(23,081)
Paid-in capital	1,793,443,641
Net assets, at value	$1,793,459,649

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Money Market Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($733,706,163 ÷ 733,335,162 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Capital Assets Funds Preferred Shares Net Asset Value, offering and redemption price per share ($2,553,660 ÷ 2,552,368 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($9,358,259 ÷ 9,353,527 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($707,984 ÷ 707,626 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($54,461,896 ÷ 54,434,338 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($992,671,687 ÷ 992,169,725 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Money Market Portfolio
Income: Interest	$5,594,123
Expenses: Management fee	3,384,244
Services to shareholders	5,240,074
Distribution and service fees	12,199,093
Custodian fee	48,477
Professional fees	116,899
Reports to shareholders	465,764
Registration fees	145,989
Trustees' fees and expenses	67,327
Other	75,734
Total expenses before expense reductions	21,743,601
Expense reductions	(16,436,592)
Total expenses after expense reductions	5,307,009
Net investment income	287,114
Net realized gain (loss) from investments	(23,081)
Net increase (decrease) in net assets resulting from operations	$264,033

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$287,114	$337,889
Net realized gain (loss)	(23,081)	46,708
Net increase in net assets resulting from operations	264,033	384,597
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(151,966)	(187,975)
Capital Assets Funds Preferred Shares	(1,683)	(13,299)
Davidson Cash Equivalent Shares	(1,139)	(1,869)
Davidson Cash Equivalent Plus Shares	(101)	(221)
Premier Money Market Shares	—	(5,042)
Premium Reserve Money Market Shares	(5,559)	(7,826)
Service Shares	(126,660)	(183,668)
Total distributions	(287,108)	(399,900)
Fund share transactions: Proceeds from shares sold	2,195,076,399	2,807,221,339
Reinvestment of distributions	284,155	395,534
Cost of shares redeemed	(2,987,807,342)	(2,616,619,588)
Net increase (decrease) in net assets from Fund share transactions	(792,446,788)	190,997,285
Increase (decrease) in net assets	(792,469,863)	190,981,982
Net assets at beginning of period	2,585,929,512	2,394,947,530
Net assets at end of period (including undistributed net investment income of $39,089 and $39,083, respectively)	$1,793,459,649	$2,585,929,512

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Capital Assets Funds Shares
	Years Ended April 30,
	2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.001		.012	.038
Net realized and unrealized gain (loss)	(.000	)*	.000	*	.000	*	.000 *	.000 *
Total from investment operations	.000	*	.000	*	.001		.012	.038
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.001)		(.012)	(.038)
Net realized gain	—		—		(.000	)*	—	—
Total distributions	(.000	)*	(.000	)*	(.001)		(.012)	(.038)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.02		.02		.06		1.21	3.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	734		846		897		919	1,057
Ratio of expenses before expense reductions (%)	1.04		1.03		1.03		1.04	1.05
Ratio of expenses after expense reductions (%)	.25		.34		.42		1.00	1.03
Ratio of net investment income (%)	.02		.02		.04		1.16	3.78
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Money Market Portfolio Capital Assets Funds Preferred Shares
	Years Ended April 30,
	2012	2011	2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.001	.001	.001		.016	.042
Net realized and unrealized gain (loss)	(.000 )*	.000 *	.000	*	.000 *	.000 *
Total from investment operations	.001	.001	.001		.016	.042
Less distributions from: Net investment income	(.001)	(.001)	(.001)		(.016)	(.042)
Net realized gain	—	—	(.000	)*	—	—
Total distributions	(.001)	(.001)	(.001)		(.016)	(.042)
Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return (%)a	.05	.05	.06		1.60	4.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	5	53		49	75
Ratio of expenses before expense reductions (%)	.66	.65	.65		.65	.66
Ratio of expenses after expense reductions (%)	.22	.33	.41		.61	.61
Ratio of net investment income (%)	.05	.05	.04		1.55	4.20
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Investment Portfolio as of April 30, 2012

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 1.5%
Issued at Discount*
Straight-A Funding LLC:
144A, 0.18%, 5/11/2012	15,000,000	14,999,250
144A, 0.18%, 7/9/2012	38,000,000	37,986,890
Total Commercial Paper (Cost $52,986,140)		52,986,140

Government & Agency Obligations 56.3%
U.S. Government Sponsored Agencies 45.9%
Federal Farm Credit Bank:
0.03%*, 5/1/2012	49,500,000	49,500,000
0.109%*, 9/14/2012	32,500,000	32,486,494
0.15%, 2/15/2013	24,000,000	23,986,936
0.17%**, 5/18/2012	165,000,000	164,999,612
0.179%*, 10/25/2012	8,000,000	7,992,920
Federal Home Loan Bank:
0.03%*, 5/1/2012	50,000,000	50,000,000
0.036%*, 5/2/2012	50,000,000	49,999,917
0.036%*, 5/4/2012	3,500,000	3,499,988
0.06%*, 5/1/2012	2,183,000	2,183,000
0.069%*, 6/21/2012	50,000,000	49,995,042
0.086%*, 5/23/2012	35,000,000	34,998,075
0.09%, 5/4/2012	50,000,000	49,999,934
0.125%, 3/5/2013	10,000,000	9,991,780
0.13%, 5/15/2012	30,000,000	29,999,394
0.14%, 9/10/2012	25,000,000	24,997,453
0.149%*, 10/9/2012	35,000,000	34,976,521
0.15%, 10/23/2012	35,000,000	34,997,882
0.159%*, 11/1/2012	17,000,000	16,986,098
0.159%*, 11/9/2012	25,000,000	24,978,667
0.159%*, 11/13/2012	20,000,000	19,982,578
0.17%, 1/23/2013	35,000,000	34,994,029
0.17%, 2/11/2013	22,375,000	22,362,839
0.18%, 11/21/2012	10,000,000	9,999,543
0.2%, 11/19/2012	15,000,000	15,003,496
0.21%, 1/8/2013	10,000,000	9,998,946
0.22%, 4/19/2013	50,000,000	49,993,648
0.23%, 8/24/2012	15,000,000	15,001,954
0.31%**, 5/17/2013	38,000,000	38,000,000
0.32%**, 4/5/2013	22,500,000	22,497,870
0.32%**, 4/12/2013	22,000,000	21,997,889
1.75%, 3/8/2013	10,000,000	10,130,166
Federal Home Loan Mortgage Corp.:
0.053%*, 5/21/2012	28,650,000	28,649,125
0.07%*, 7/10/2012	50,000,000	49,993,194
0.086%*, 5/25/2012	65,000,000	64,996,100
0.089%*, 7/17/2012	38,000,000	37,992,685
0.099%*, 7/11/2012	32,500,000	32,493,590
0.099%*, 10/2/2012	15,000,000	14,993,583
0.119%*, 7/17/2012	30,000,000	29,992,300
0.119%*, 8/28/2012	18,500,000	18,492,662
0.129%*, 8/7/2012	75,000,000	74,973,458
0.129%*, 8/6/2012	33,696,000	33,684,197
0.169%*, 1/9/2013	25,000,000	24,970,132
0.179%*, 1/9/2013	35,000,000	34,955,725
0.18%**, 9/13/2013	75,000,000	74,995,413
Federal National Mortgage Association:
0.051%*, 5/7/2012	50,000,000	49,999,500
0.069%*, 6/18/2012	30,000,000	29,997,200
0.099%*, 10/15/2012	25,000,000	24,988,403
0.159%*, 10/1/2012	10,000,000	9,993,200
0.189%*, 10/1/2012	17,500,000	17,485,869
		1,620,179,007
U.S. Treasury Obligations 10.4%
U.S. Treasury Bill, 0.15%*, 9/13/2012	25,000,000	24,985,937
U.S. Treasury Notes:
0.375%, 8/31/2012	36,700,000	36,727,446
0.625%, 6/30/2012	14,685,000	14,697,117
0.625%, 7/31/2012	78,000,000	78,097,566
0.75%, 5/31/2012	36,700,000	36,719,750
1.375%, 10/15/2012	36,000,000	36,200,444
1.375%, 11/15/2012	25,000,000	25,169,117
1.375%, 1/15/2013	25,000,000	25,206,631
3.375%, 11/30/2012	20,000,000	20,372,470
4.0%, 11/15/2012	25,000,000	25,515,717
4.75%, 5/31/2012	37,500,000	37,643,821
4.875%, 6/30/2012	7,343,000	7,400,238
		368,736,254
Total Government & Agency Obligations (Cost $1,988,915,261)		1,988,915,261

Repurchase Agreements 42.1%
Barclays Capital PLC, 0.17%, dated 4/30/2012, to be repurchased at $199,000,940 on 5/1/2012 (a)	199,000,000	199,000,000
BNP Paribas, 0.19%, dated 4/30/2012, to be repurchased at $170,000,897 on 5/1/2012 (b)	170,000,000	170,000,000
BNP Paribas (c), 0.2%, dated 4/30/2012, to be repurchased at $37,000,206 on 5/1/2012	37,000,000	37,000,000
Citigroup, Inc., 0.15%, dated 4/25/2012, to be repurchased at $200,005,833 on 5/2/2012 (d)	200,000,000	200,000,000
Citigroup, Inc., 0.17%, dated 4/30/2012, to be repurchased at $10,000,047 on 5/1/2012 (e)	10,000,000	10,000,000
JPMorgan Securities, Inc., 0.18%, dated 4/30/2012, to be repurchased at $46,000,230 on 5/1/2012 (f)	46,000,000	46,000,000
JPMorgan Securities, Inc., 0.2%, dated 4/30/2012, to be repurchased at $136,000,756 on 5/1/2012 (g)	136,000,000	136,000,000
Merrill Lynch & Co., Inc., 0.18%, dated 4/30/2012, to be repurchased at $25,067,907 on 5/1/2012 (h)	25,067,782	25,067,782
Merrill Lynch & Co., Inc., 0.21%, dated 4/30/2012, to be repurchased at $140,000,817 on 5/1/2012 (i)	140,000,000	140,000,000
Morgan Stanley & Co., Inc., 0.21%, dated 4/30/2012, to be repurchased at $150,000,875 on 5/1/2012 (j)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.17%, dated 4/25/2012, to be repurchased at $123,004,066 on 5/2/2012 (k)	123,000,000	123,000,000
The Goldman Sachs & Co., 0.2%, dated 4/30/2012, to be repurchased at $250,001,389 on 5/1/2012 (l)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $1,486,067,782)		1,486,067,782

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,527,969,183)+	99.9	3,527,969,183
Other Assets and Liabilities, Net	0.1	2,281,883
Net Assets	100.0	3,530,251,066

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

+ The cost for federal income tax purposes was $3,527,969,183.

(a) Collateralized by $200,587,100 U.S. Treasury Notes, with various coupon rates from 0.875-1.375%, with various maturity dates of 2/15/2013-12/31/2016 with a value of $202,980,070.

(b) Collateralized by $169,108,000 U.S. Treasury Notes, with various coupon rates from1.875-2.5%, with various maturity dates of 3/31/2013-2/28/2014 with a value of $173,400,079.

(c) Collateralized by $36,807,000 Federal National Mortgage Association, with various coupon rates from 1.55-5.095%, with various maturity dates of 1/20/2017-5/24/2030 with a value of $37,740,986.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
70,832,800	U.S. Treasury Note	0.5	11/15/2013	71,272,244
102,130,100	U.S. Treasury Inflation Indexed Bond	1.625	1/15/2015	132,780,328
Total Collateral Value				204,052,572

(e) Collateralized by $8,982,600 U.S. Treasury Bond, 3.75%, maturing on 8/15/2041 with a value of $10,200,072.

(f) Collateralized by $47,989,275 U.S. Treasury STRIPS, with various maturity dates of 11/15/2013-2/15/2017 with a value of $46,922,440.

(g) Collateralized by $131,027,207 Federal Home Loan Mortgage Corp., with various coupon rates from 1.95-6.325%, with various maturity dates of 2/1/2023-5/1/2042 with a value of $138,721,327.

(h) Collateralized by $25,611,300 U.S. Treasury Note, 0.25%, maturing on 12/15/2014 with a value of $25,569,190.

(i) Collateralized by $139,347,058 Federal Home Loan Mortgage Corp., 3.5%, maturing on 2/1/2042 with a value of $142,800,000.

(j) Collateralized by $271,775,549 Federal National Mortgage Association, with various coupon rates from 3.0-5.0%, with various maturity dates of 1/1/2026-3/1/2042 with a value of $153,000,000.

(k) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,206,822	Federal Home Loan Mortgage Corp.	4.0-5.0	6/1/2031-4/1/2042	46,025,000
72,900,459	Federal National Mortgage Association	2.138-6.5	4/1/2025-7/1/2037	79,435,001
Total Collateral Value				125,460,001

(l) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
119,862,894	Federal Home Loan Mortgage Corp.	3.378-4.5	9/1/2039-11/1/2041	126,674,922
118,001,481	Federal National Mortgage Association	4.5-5.5	2/1/2029-9/1/2030	128,325,078
Total Collateral Value				255,000,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (m)	$—	$2,041,901,401	$—	$2,041,901,401
Repurchase Agreements	—	1,486,067,782	—	1,486,067,782
Total	$—	$3,527,969,183	$—	$3,527,969,183

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(m) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Government & Agency Securities Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,041,901,401
Repurchase agreements, valued at amortized cost	1,486,067,782
Total investments in securities, valued at amortized cost	3,527,969,183
Cash	62,619
Receivable for Fund shares sold	169,983
Interest receivable	2,386,051
Due from Advisor	3,214
Other assets	92,800
Total assets	3,530,683,850
Liabilities
Payable for Fund shares redeemed	79,443
Distributions payable	26,442
Accrued Trustees' fees	11,512
Other accrued expenses and payables	315,387
Total liabilities	432,784
Net assets, at value	$3,530,251,066
Net Assets Consist of
Undistributed net investment income	201,492
Accumulated net realized gain (loss)	(446,779)
Paid-in capital	3,530,496,353
Net assets, at value	$3,530,251,066

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($236,577,233 ÷ 236,592,482 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($24,811,776 ÷ 24,813,375 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($93,501,194 ÷ 93,507,221 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($139,497,381 ÷ 139,506,366 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($2,712,504,943 ÷ 2,712,679,779 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($215,394,427 ÷ 215,408,311 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($107,964,112 ÷ 107,971,071 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$4,937,792
Expenses: Management fee	2,544,996
Administration fee	4,172,757
Services to shareholders	1,830,133
Distribution and service fees	3,297,316
Custodian fee	60,173
Professional fees	119,452
Reports to shareholders	75,099
Registration fees	147,402
Trustees' fees and expenses	144,737
Other	172,102
Total expenses before expense reductions	12,564,167
Expense reductions	(8,882,048)
Total expenses after expense reductions	3,682,119
Net investment income	1,255,673
Net realized gain (loss) from investments	155,718
Net increase (decrease) in net assets resulting from operations	$1,411,391

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$1,255,673	$2,339,963
Net realized gain (loss)	155,718	(602,497)
Net increase in net assets resulting from operations	1,411,391	1,737,466
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(24,512)	(29,745)
Davidson Cash Equivalent Shares	(2,348)	(2,133)
Davidson Cash Equivalent Plus Shares	(7,569)	(5,528)
DWS Government & Agency Money Fund	(14,615)	(28,169)
DWS Government Cash Institutional Shares	(1,165,027)	(2,230,405)
Government Cash Managed Shares	(24,030)	(21,680)
Service Shares	(17,564)	(12,160)
Total distributions	(1,255,665)	(2,329,820)
Fund share transactions: Proceeds from shares sold	33,927,293,511	38,138,317,757
Reinvestment of distributions	717,672	1,201,174
Cost of shares redeemed	(35,969,779,735)	(40,469,462,394)
Net increase (decrease) in net assets from Fund share transactions	(2,041,768,552)	(2,329,943,463)
Increase (decrease) in net assets	(2,041,612,826)	(2,330,535,817)
Net assets at beginning of period	5,571,863,892	7,902,399,709
Net assets at end of period (including undistributed net investment income of $201,492 and $201,484, respectively)	$3,530,251,066	$5,571,863,892

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Capital Assets Funds Shares
	Years Ended April 30,
	2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.007		.036
Net realized and unrealized gain (loss)	.000	*	(.000	)*	.000	*	.000	*	.000 *
Total from investment operations	.000	*	.000	*	.000	*	.007		.036
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.007)		(.036)
Net realized gain	—		—		(.000	)*	—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.007)		(.036)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.02		.75		3.67
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	237		284		304		280		199
Ratio of expenses before expense reductions (%)	1.01		1.01		1.03		1.03		1.03
Ratio of expenses after expense reductions (%)	.11		.22		.30		.92		1.01
Ratio of net investment income (%)	.01		.01		.01		.60	b	3.44
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Amount is less than $.0005.

Investment Portfolio as of April 30, 2012

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 100.6%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.31%*, 12/1/2027, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Alaska 1.5%
Anchorage, AK, Tax Anticipation Notes, 2.0%, 8/31/2012	20,000,000	20,125,846
Alaska, Eclipse Funding Trust, Solar Eclipse, State Industrial Development & Experiment, 144A, 0.25%*, 10/1/2014, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	12,990,000	12,990,000
		33,115,846
Arizona 0.2%
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.26%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 7.9%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.28%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.3%*, Mandatory Put 9/4/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.3%*, Mandatory Put 8/1/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series C, 0.18%*, 3/1/2047, LOC: Bank of Montreal	8,500,000	8,500,000
California, State Pollution Control Financing Authority, Pacific Gas & Electric Co., Series C, 0.25%*, 11/1/2026, LOC: JPMorgan Chase Bank NA	18,700,000	18,700,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.33%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	21,600,000	21,600,000
Series 2681, 144A, AMT, 0.41%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.28%*, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,500,000	5,500,000
San Francisco City & County, CA, Clean & Safe Neighborhood Parks, Series B, 2.0%, 6/15/2012	7,000,000	7,016,164
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,043,958
San Jose, CA, BB&T Municipal Trust, Series 2023, 144A, 0.25%*, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	26,610,000	26,610,000
		171,620,122
Colorado 1.8%
Colorado, Meridian Village Metropolitan District, Series C-11, 144A, 0.25%*, 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	17,580,000	17,580,000
Colorado, State Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.21%*, 6/1/2038, LOC: U.S. Bank NA	10,000,000	10,000,000
Denver, CO, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.28%*, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	12,000,000	12,000,000
		39,580,000
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.34%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	8,895,000	8,895,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.26%*, 5/1/2036, LOC: PNC Bank NA	5,885,000	5,885,000
		14,780,000
District of Columbia 1.6%
District of Columbia, General Obligation, Series D, 0.23%*, 6/1/2034, LOC: Wells Fargo Bank NA	12,885,000	12,885,000
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.26%*, 10/1/2039, LOC: Barclays Bank PLC	10,775,000	10,775,000
District of Columbia, Wells Fargo State Trust, Series 107C, 144A, AMT, 0.3%*, 10/1/2028, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,885,000	9,885,000
		33,545,000
Florida 4.1%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.29%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Series 1029, 0.34%*, 7/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,175,000	10,175,000
Series 1012, 144A, 0.34%*, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,775,000	9,775,000
Florida, State Gulf Coast University Financing Corp., Capital Improvement Revenue, Housing Project, Series A, 0.22%*, 2/1/2038, LOC: Bank of America NA	20,425,000	20,425,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.25%*, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Orange County, FL, School Board Corp., Series E, 0.28%*, 8/1/2022, LOC: Wells Fargo Bank NA	4,900,000	4,900,000
Orlando & Orange County, FL, Expressway Authority, Series C-4, 0.22%*, 7/1/2025, INS: AGMC, LOC: TD Bank NA	10,000,000	10,000,000
Palm Beach Counties, FL, Benjamin Private School Project Revenue, 0.25%*, 7/1/2025, LOC: Northern Trust Co.	6,225,000	6,225,000
		88,180,000
Georgia 1.5%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 0.33%*, 5/1/2022	7,155,000	7,155,000
Georgia, Municipal Electric Authority Revenue, Project No. 1, Series B, 0.23%*, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	15,600,000	15,600,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.26%*, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000
Georgia, State General Obligation, Series B, 5.5%, 7/1/2012	2,000,000	2,017,733
		33,232,733
Idaho 3.7%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	80,223,681
Illinois 12.5%
Channahon, IL, Morris Hospital Revenue, Series A, 0.25%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.28%*, 2/1/2035, LOC: Harris Trust & Savings Bank	5,955,000	5,955,000
Illinois Eclipse Funding Trust, Solar Eclipse, Springfield Illinois Electric Revenue, Series 2006-0007, 144A, 0.3%*, 3/1/2030, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	51,055,000	51,055,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.34%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	15,785,000	15,785,000
Illinois, Education Facilities Authority Revenue, 0.15%, 5/14/2012	70,000,000	70,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%*, Mandatory Put 5/2/2013 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Revenue:
0.17%, 6/7/2012	15,000,000	15,000,000
0.2%, 7/9/2012	5,000,000	5,000,000
0.2%, 7/9/2012	18,000,000	18,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.25%*, 12/1/2033, LOC: Bank One NA	12,500,000	12,500,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.25%*, 4/1/2033, LOC: Northern Trust Co.	4,100,000	4,100,000
Illinois, Wells Fargo Stage Trust, Series 2C, 144A, 0.25%*, 10/1/2051, LIQ: Wells Fargo & Co.	8,375,000	8,375,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.34%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
University of Illinois, Health Services Facilities Systems Revenue, 0.25%*, 10/1/2026, LOC: JPMorgan Chase Bank NA	11,100,000	11,100,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.28%*, 4/1/2042, LOC: Wells Fargo Bank NA	24,600,000	24,600,000
		269,750,000
Indiana 0.4%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.31%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,590,000	7,590,000
Iowa 0.5%
Iowa, State Finance Authority, Single Family Revenue, Series C, AMT, 0.3%*, 1/1/2036, SPA: State Street Bank & Trust Co.	11,700,000	11,700,000
Kansas 2.1%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.33%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,858,446
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.3%*, 9/1/2032, LOC: Bank of America NA	26,800,000	26,800,000
		46,308,446
Kentucky 3.0%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.35%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.35%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.35%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series F, AMT, 0.26%*, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Series I, AMT, 0.27%*, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series H, AMT, 0.27%*, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000
		64,770,000
Maine 0.2%
Maine, State Housing Authority, Mortgage Revenue, Series B-3, AMT, 0.29%*, 11/15/2038, SPA: State Street Bank & Trust Co.	4,000,000	4,000,000
Massachusetts 3.5%
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.26%*, 10/1/2030, LOC: RBS Citizens NA	26,390,000	26,390,000
Massachusetts, State General Obligation, Series B, 2.0%, 5/31/2012	50,000,000	50,075,331
		76,465,331
Michigan 2.9%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.39%*, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.34%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.34%**, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.34%**, 11/15/2049	7,100,000	7,100,000
Michigan RBC Municipal Products, Inc. Trust, Series L-23, 144A, AMT, 0.3%*, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,900,000	9,900,000
		62,860,000
Minnesota 1.1%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.28%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 3.4%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.4%*, 12/1/2047, LOC: Wachovia Bank NA	9,290,000	9,290,000
Series A, AMT, 0.58%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Series B, AMT, 1.63%*, 12/1/2047, LOC: HSBC Bank U.S.A. NA	5,671,715	5,671,715
Mississippi, State Business Finance Comission, Gulf Opportunity Zone, Chevron U.S.A., Inc.: Series C, 144A, 0.22%*, 11/1/2035, GTY: Chevron Corp.	17,785,000	17,785,000
Series H, 0.22%*, 11/1/2035, GTY: Chevron Corp.	30,000,000	30,000,000
		72,246,715
Missouri 0.6%
North Kansas City, MO, State Hospital Revenue, 0.3%*, 11/1/2033, LOC: Bank of America NA	12,100,000	12,100,000
Montana 1.6%
Forsyth, MT, Pollution Control Revenue, Pacificorp Project, 0.3%*, 1/1/2018, LOC: JPMorgan Chase Bank NA	35,250,000	35,250,000
Nebraska 0.5%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.3%*, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
Nevada 2.5%
Clark County, NV, Airport Revenue, Series D-2B, 0.24%*, 7/1/2040, LOC: Royal Bank of Canada	50,000,000	50,000,000
Nevada, State Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.24%*, 10/15/2032, LIQ: Fannie Mae	4,800,000	4,800,000
		54,800,000
New Jersey 1.6%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.39%*, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New Jersey, State Revenue, Series C, 2.0%, 6/21/2012	20,000,000	20,048,733
		35,248,733
New York 3.9%
New York, State Housing Finance Agency, Capitol Green Apartments, Series A, AMT, 0.3%*, 5/15/2036, LIQ: Fannie Mae	4,200,000	4,200,000
New York, State Housing Finance Agency, RIP Van Winkle House LLC, Series A, 144A, AMT, 0.3%*, 11/1/2034, LIQ: Freddie Mac	7,700,000	7,700,000
New York City, NY, Municipal Water Finance Authority, 0.25%, 5/1/2012	10,000,000	10,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series A-4, 0.22%*, 11/1/2029, SPA: TD Bank NA	23,600,000	23,600,000
New York, NY, General Obligation:
Series G-3, 0.23%*, 4/1/2042, LOC: Citibank NA	25,000,000	25,000,000
Series I, 0.25%*, 4/1/2036, LOC: Bank of America NA	9,000,000	9,000,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B-2, 0.21%*, 1/1/2033, LOC : California State Teacher's Retirement System	5,280,000	5,280,000
		84,780,000
North Carolina 2.3%
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.34%*, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,270,000	10,270,000
Series 1008, 144A, 0.34%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.34%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	13,450,000	13,450,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.25%*, 12/1/2028, LOC: Branch Banking & Trust	5,285,000	5,285,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.25%*, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.25%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.25%*, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000
		49,285,000
Ohio 0.5%
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.4%*, 6/1/2048, LOC: Wachovia Bank NA	9,735,000	9,735,000
Other 6.1%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, AMT, 0.36%*, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.45%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.4%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		130,900,000
Pennsylvania 4.8%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.25%*, 6/1/2032, LOC: PNC Bank NA	6,420,000	6,420,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust, Series E-29, 144A, 0.25%*, 4/25/2014, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	7,000,000	7,000,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Philadelphia, PA, Gas Works Revenue, Series E, 0.24%*, 8/1/2031, LOC: PNC Bank NA	10,060,000	10,060,000
Philadelphia, PA, General Obligation, Series A, 144A, 2.0%, 6/29/2012	75,000,000	75,195,348
		104,175,348
South Carolina 1.0%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	21,396,786
Tennessee 3.1%
Nashville & Davidson County, TN, Metropolitan Government, 0.17%, 10/11/2012	50,000,000	50,000,000
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.28%*, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, State General Obligation, Series A, 144A, 2.0%, 10/1/2012	12,770,000	12,863,622
		67,863,622
Texas 9.6%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.32%*, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
City of Houston, TX, Combined Utility, 0.18%, 6/7/2012	10,000,000	10,000,000
Harris County, TX, Cultural Education Facility, TECP, 0.27%, 6/11/2012	25,000,000	25,000,000
Houston, TX, 0.17%, 5/15/2012	10,000,000	10,000,000
Katy, TX, Independent School District Building, 0.36%*, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.28%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Northside, TX, Independent School District, School Building, 1.5%, Mandatory Put 8/1/2012 @ 100, 8/1/2040	8,500,000	8,528,031
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.4%*, 12/1/2047, LOC: Wachovia Bank NA	12,110,000	12,110,000
Texas, Gulf Coast Waste Disposal Authority, Exxon Mobil Project Corp., AMT, 0.22%*, 6/1/2030	10,000,000	10,000,000
Texas, Lower Neches Valley Authority, Industrial Development Corp., Exxon Capital Ventures, Inc., 0.2%*, 11/1/2038, GTY: Exxon Mobil Corp.	14,650,000	14,650,000
Texas, Public Finance Authority, 0.13%, 5/10/2012	16,835,000	16,835,000
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.28%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	18,395,000	18,395,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.34%*, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000
		208,303,031
Utah 0.2%
Utah, State Housing Finance Agency, Single Family Mortgage, "I", Series C-1, AMT, 0.27%*, 1/1/2033, SPA: Barclays Bank New York	5,000,000	5,000,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Inc., Series A, 0.22%*, 12/1/2030, LOC: TD BankNorth NA	5,430,000	5,430,000
Virginia 1.8%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.29%*, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.3%*, 7/15/2050, LIQ: Freddie Mac	18,950,000	18,950,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.31%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,755,000	8,755,000
Virginia, State General Obligation, Series B, 5.0%, 6/1/2012	7,000,000	7,028,091
		37,733,091
Washington 3.4%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.28%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State General Obligation:
Series 3087, 144A, 0.25%*, 7/1/2016, LIQ: JPMorgan Chase Bank NA	5,055,000	5,055,000
Series R-2012A, 144A, 2.0%, 7/1/2012	26,870,000	26,949,861
Washington, State Health Care Facilities Authority, Swedish Health Services, Series B, 0.28%*, 11/15/2046, LOC: Citibank NA	13,000,000	13,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.26%*, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
		73,174,861
West Virginia 0.3%
West Virginia, Economic Development Authority Revenue, Morgantown Energy, AMT, 0.27%*, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 1.1%
Milwaukee, WI, 0.12%, 5/7/2012	4,000,000	4,000,000
Milwaukee, WI, TECP, 0.15%, 5/2/2012, LOC: State Street Bank & Trust Co.	4,000,000	4,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series B, 0.29%*, 2/1/2034, LOC: Chase Manhattan Bank	11,070,000	11,070,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.2%*, 4/1/2029, LOC: U.S. Bank NA	5,000,000	5,000,000
		24,070,000
Wyoming 1.9%
Wyoming, State Student Loan Corp. Revenue, Series A-3, 0.25%*, 12/1/2043, LOC: Royal Bank of Canada	40,000,000	40,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,173,413,346)+	100.6	2,173,413,346
Other Assets and Liabilities, Net	(0.6)	(12,690,781)
Net Assets	100.0	2,160,722,565

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2012.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

+ The cost for federal income tax purposes was $2,173,413,346.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$2,173,413,346	$—	$2,173,413,346
Total	$—	$2,173,413,346	$—	$2,173,413,346

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,173,413,346
Receivable for investments sold	980,000
Receivable for Fund shares sold	13,811,490
Interest receivable	4,417,385
Due from Advisor	3,337
Other assets	103,749
Total assets	2,192,729,307
Liabilities
Cash overdraft	12,896,940
Payable for investments purchased	18,000,295
Payable for Fund shares redeemed	590,786
Distributions payable	33,604
Accrued management fee	133,523
Accrued Trustees' fees	6,379
Other accrued expenses and payables	345,215
Total liabilities	32,006,742
Net assets, at value	$2,160,722,565
Net Assets Consist of
Undistributed net investment income	481,663
Paid-in capital	2,160,240,902
Net assets, at value	$2,160,722,565

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($11,601,065 ÷ 11,597,387 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($61,524,058 ÷ 61,504,507 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,105,904,088 ÷ 1,105,553,587 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($312,796,419 ÷ 312,701,475 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($109,974,712 ÷ 109,939,842 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($78,052,145 ÷ 78,027,401 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($166,429,671 ÷ 166,376,906 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($314,440,407 ÷ 314,340,721 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Tax-Exempt Portfolio
Income: Interest	$5,474,279
Expenses: Management fee	1,436,590
Administration fee	2,354,301
Services to shareholders	1,232,597
Distribution and service fees	2,259,306
Custodian fee	31,639
Professional fees	112,317
Reports to shareholders	149,156
Registration fees	139,474
Trustees' fees and expenses	78,932
Other	134,923
Total expenses before expense reductions	7,929,235
Expense reductions	(3,114,679)
Total expenses after expense reductions	4,814,556
Net investment income	659,723
Net realized gain (loss) from investments	21,137
Net increase (decrease) in net assets resulting from operations	$680,860

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$659,723	$4,209,978
Net realized gain (loss)	21,137	26,953
Net increase in net assets resulting from operations	680,860	4,236,931
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(2,580)	(1,440)
Davidson Cash Equivalent Shares	(13,672)	(8,101)
DWS Tax-Exempt Cash Institutional Shares	(598,543)	(3,424,889)
DWS Tax-Exempt Money Fund	(115,000)	(551,022)
DWS Tax-Free Money Fund Class S	(28,531)	(156,176)
Premier Money Market Shares	—	(1,265)
Service Shares	(16,307)	(7,236)
Tax-Exempt Cash Managed Shares	(35,814)	(18,703)
Tax-Free Investment Class	(64,866)	(41,260)
Total distributions	(875,313)	(4,210,092)
Fund share transactions: Proceeds from shares sold	5,483,352,307	9,995,553,494
Reinvestment of distributions	544,506	2,851,124
Cost of shares redeemed	(5,984,187,987)	(10,411,552,190)
Net increase (decrease) in net assets from Fund share transactions	(500,291,174)	(413,147,572)
Increase (decrease) in net assets	(500,485,627)	(413,120,733)
Net assets at beginning of period	2,661,208,192	3,074,328,925
Net assets at end of period (including undistributed net investment income of $481,663 and $676,116, respectively)	$2,160,722,565	$2,661,208,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Capital Assets Funds Shares
	Years Ended April 30,
	2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.008	.024
Net realized and unrealized gain (loss)	.000	*	.000	*	.000	*	.000 *	.000 *
Total from investment operations	.000	*	.000	*	.000	*	.008	.024
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.008)	(.024)
Net realized gain	—		—		(.000	)*	—	—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.008)	(.024)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.02		.01		.01		.83	2.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12		11		18		26	17
Ratio of expenses before expense reductions (%)	1.02		1.02		1.03		1.03	1.02
Ratio of expenses after expense reductions (%)	.22		.35		.46		.96	1.00
Ratio of net investment income (%)	.01		.01		.01		.82	2.32
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds").

Money Market Portfolio offers six classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Capital Assets Funds Shares and Capital Assets Funds Preferred Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, DWS Money Market Portfolio had net tax basis capital loss carryforwards of approximately $23,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($23,000) and long-term losses ($0).

At April 30, 2012, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $438,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2011 through April 30, 2012, DWS Government & Agency Securities Portfolio elects to defer qualified late year losses of approximately $8,800 of net realized short-term capital losses and treat them as arising in the fiscal year ending April 30, 2013.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2012 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At April 30, 2012, the Funds' components of distributable earnings on a tax basis are as follows:
Money Market Portfolio: Undistributed ordinary income*	$39,089
Capital loss carryforwards	$(23,000)
Government & Agency Securities Portfolio: Undistributed ordinary income*	$227,934
Capital loss carryforwards	$(438,000)
Tax-Exempt Portfolio: Undistributed tax-exempt income*	$515,267

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2012	2011
Money Market Portfolio: Distributions from ordinary income*	$287,108	$399,900
Government & Agency Securities Portfolio: Distributions from ordinary income*	$1,255,665	$2,329,820
Tax-Exempt Portfolio: Distributions from tax-exempt income	$854,176	$4,183,139
Distributions from ordinary income*	$21,137	$26,953

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement for Money Market Portfolio. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Money Market Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement to the Money Market Portfolio. The Money Market Portfolio pays a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Money Market Portfolio based on its relative net assets, computed and accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

For the period from May 1, 2011 through April 30, 2012, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of the Capital Assets Funds Preferred Shares of the Money Market Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.60%.

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor and Penson Financial Services, Inc., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These waivers may be changed or terminated at any time without notice. Under these arrangements, certain expenses were waived.

For the year ended April 30, 2012, the Fund incurred a management fee equivalent to the following annual effective rate of the Fund's average daily net assets:
Fund	Annual Effective Rate
Money Market Portfolio	.16%

Management Agreement for Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Under an Amended and Restated Investment Management Agreement with the Advisor, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The Government & Agency Securities Portfolio and Tax-Exempt Portfolio pay a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

Effective May 1, 2011, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of the Capital Assets Funds Shares of the Tax-Exempt Portfolio, to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.03%.

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor and Penson Financial Services, Inc., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These waivers may be changed or terminated at any time without notice.

Accordingly, for the year ended April 30, 2012, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $2,544,996, all of which was waived.

For the year ended April 30, 2012, the Tax-Exempt Portfolio incurred a management fee equivalent to the following annual effective rate of the Fund's average daily net assets:
Fund	Annual Effective Rate
Tax-Exempt Portfolio	.06%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2012, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2012
Government & Agency Securities Portfolio	$4,172,757	$1,542,988	$288,249
Tax-Exempt Portfolio	$2,354,301	$—	$178,077

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended April 30, 2012, the amounts charged to the Funds by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$1,895,154	$1,588,614	$95,046
Capital Assets Funds Preferred Shares	5,058	4,782	177
Davidson Cash Equivalent Shares	30,865	25,272	1,753
Davidson Cash Equivalent Plus Shares	2,483	2,002	124
Premium Reserve Money Market Shares	84,781	55,887	8,207
Service Shares	3,159,258	2,560,942	154,672
	$5,177,599	$4,237,499	$259,979

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$607,759	$540,707	$23,952
Davidson Cash Equivalent Shares	59,587	52,856	1,997
Davidson Cash Equivalent Plus Shares	150,743	128,840	6,951
DWS Government & Agency Money Fund	119,555	80,582	8,835
DWS Government Cash Institutional Shares	184,011	184,011	—
Government Cash Managed Shares	187,511	122,297	9,969
Service Shares	434,388	387,455	6,729
	$1,743,554	$1,496,748	$58,433

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$32,597	$28,685	$808
Davidson Cash Equivalent Shares	101,145	81,232	3,917
DWS Tax-Exempt Cash Institutional Shares	172,612	142,572	2,338
DWS Tax-Exempt Money Fund	104,411	52,077	11,232
DWS Tax-Free Money Fund Class S	70,226	40,679	6,690
Service Shares	209,354	183,665	9,716
Tax-Exempt Cash Managed Shares	122,799	77,496	5,118
Tax-Free Investment Class	352,064	248,967	1,500
	$1,165,208	$855,373	$41,319

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2012, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$2,501,604	$2,501,604	.00%	.33%
Capital Assets Funds Preferred Shares	6,717	6,717	.00%	.20%
Davidson Cash Equivalent Shares	34,099	34,099	.00%	.30%
Davidson Cash Equivalent Plus Shares	2,524	2,524	.00%	.25%
Service Shares	7,582,218	7,582,218	.00%	.60%
	$10,127,162	$10,127,162

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$806,506	$806,506	.00%	.33%
Davidson Cash Equivalent Shares	70,243	70,243	.00%	.30%
Davidson Cash Equivalent Plus Shares	188,890	188,890	.00%	.25%
Service Shares	1,051,331	1,051,331	.00%	.60%
	$2,116,970	$2,116,970

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$43,028	$43,028	.00%	.33%
Davidson Cash Equivalent Shares	202,291	202,291	.00%	.30%
Service Shares	505,368	505,368	.00%	.60%
Tax-Free Investment Class	830,130	830,130	.00%	.25%
	$1,580,817	$1,580,817

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2012, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,895,154	$1,895,154	.00%	.25%
Capital Assets Funds Preferred Shares	3,358	3,358	.00%	.10%
Davidson Cash Equivalent Shares	28,416	28,416	.00%	.25%
Davidson Cash Equivalent Plus Shares	2,019	2,019	.00%	.20%
Premium Reserve Money Market Shares	142,984	142,984	.00%	.25%
	$2,071,931	$2,071,931

Government & Agency Securities Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$610,989	$610,989	.00%	.25%
Davidson Cash Equivalent Shares	58,536	58,536	.00%	.25%
Davidson Cash Equivalent Plus Shares	151,112	151,112	.00%	.20%
Government Cash Managed Shares	359,709	359,709	.00%	.15%
	$1,180,346	$1,180,346

Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$32,597	$32,597	.00%	.25%
Davidson Cash Equivalent Shares	168,575	168,575	.00%	.25%
Tax-Exempt Cash Managed Shares	244,880	244,880	.00%	.15%
Tax-Free Investment Class	232,437	232,437	.00%	.07%
	$678,489	$678,489

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended April 30, 2012, the amounts charged to the Funds by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at April 30, 2012
Money Market Portfolio	$44,001	$15,153
Government & Agency Securities Portfolio	$55,432	$19,286
Tax-Exempt Portfolio	$77,202	$31,872

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At April 30, 2012, one shareholder account held approximately 10% of the outstanding shares of the Government & Agency Securities Portfolio and one shareholder account held approximately 19% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Funds:

Money Market Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	740,327,726	$740,327,726	839,154,629	$839,154,629
Capital Assets Funds Preferred Shares	15,237,717	15,237,717	16,426,872	16,426,872
Davidson Cash Equivalent Shares	5,888,909	5,888,909	3,734,002	3,734,002
Davidson Cash Equivalent Plus Shares	303,684	303,684	870,248	870,248
Premier Money Market Shares*	—	—	44,284,933	44,284,933
Premium Reserve Money Market Shares	90,937,663	90,937,663	111,139,828	111,139,828
Service Shares	1,342,380,700	1,342,380,700	1,791,610,827	1,791,610,827
		$2,195,076,399		$2,807,221,339
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	151,503	$151,503	187,455	$187,455
Capital Assets Funds Preferred Shares	1,677	1,677	13,160	13,160
Davidson Cash Equivalent Shares	1,136	1,136	1,863	1,863
Davidson Cash Equivalent Plus Shares	101	101	220	220
Premier Money Market Shares*	—	—	4,160	4,160
Premium Reserve Money Market Shares	3,793	3,793	5,371	5,371
Service Shares	125,945	125,945	183,305	183,305
		$284,155		$395,534
Shares redeemed
Capital Assets Funds Shares	(852,717,812)	$(852,717,812)	(890,506,653)	$(890,506,653)
Capital Assets Funds Preferred Shares	(17,403,287)	(17,403,287)	(64,951,835)	(64,951,835)
Davidson Cash Equivalent Shares	(9,655,583)	(9,655,583)	(8,417,805)	(8,417,805)
Davidson Cash Equivalent Plus Shares	(906,966)	(906,966)	(1,850,907)	(1,850,907)
Premier Money Market Shares*	—	—	(163,286,900)	(163,286,900)
Premium Reserve Money Market Shares	(98,084,584)	(98,084,584)	(119,115,201)	(119,115,201)
Service Shares	(2,009,039,110)	(2,009,039,110)	(1,368,490,287)	(1,368,490,287)
		$(2,987,807,342)		$(2,616,619,588)
Net increase (decrease)
Capital Assets Funds Shares	(112,238,583)	$(112,238,583)	(51,164,569)	$(51,164,569)
Capital Assets Funds Preferred Shares	(2,163,893)	(2,163,893)	(48,511,803)	(48,511,803)
Davidson Cash Equivalent Shares	(3,765,538)	(3,765,538)	(4,681,940)	(4,681,940)
Davidson Cash Equivalent Plus Shares	(603,181)	(603,181)	(980,439)	(980,439)
Premier Money Market Shares*	—	—	(118,997,807)	(118,997,807)
Premium Reserve Money Market Shares	(7,143,128)	(7,143,128)	(7,970,002)	(7,970,002)
Service Shares	(666,532,465)	(666,532,465)	423,303,845	423,303,845
		$(792,446,788)		$190,997,285

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Government & Agency Securities Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	447,922,936	$447,922,936	628,481,114	$628,481,114
Davidson Cash Equivalent Shares	41,768,083	41,768,083	24,463,758	24,463,758
Davidson Cash Equivalent Plus Shares	213,635,877	213,635,877	275,786,862	275,786,862
DWS Government & Agency Money Fund	61,520,170	61,520,170	72,103,322	72,103,322
DWS Government Cash Institutional Shares	30,092,618,931	30,092,618,931	34,835,288,142	34,835,288,142
Government Cash Managed Shares	2,673,520,482	2,673,520,482	2,032,853,974	2,032,853,974
Service Shares	396,307,032	396,307,032	269,340,585	269,340,585
		$33,927,293,511		$38,138,317,757
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	24,434	$24,434	29,657	$29,657
Davidson Cash Equivalent Shares	2,343	2,343	2,127	2,127
Davidson Cash Equivalent Plus Shares	7,560	7,560	5,509	5,509
DWS Government & Agency Money Fund	13,959	13,959	27,796	27,796
DWS Government Cash Institutional Shares	644,365	644,365	1,118,270	1,118,270
Government Cash Managed Shares	7,755	7,755	5,696	5,696
Service Shares	17,256	17,256	12,119	12,119
		$717,672		$1,201,174
Shares redeemed
Capital Assets Funds Shares	(495,723,357)	$(495,723,357)	(648,126,914)	$(648,126,914)
Davidson Cash Equivalent Shares	(36,015,591)	(36,015,591)	(25,307,057)	(25,307,057)
Davidson Cash Equivalent Plus Shares	(153,400,457)	(153,400,457)	(292,761,983)	(292,761,983)
DWS Government & Agency Money Fund	(92,132,646)	(92,132,646)	(134,495,012)	(134,495,012)
DWS Government Cash Institutional Shares	(32,152,791,854)	(32,152,791,854)	(36,963,523,481)	(36,963,523,481)
Government Cash Managed Shares	(2,637,952,274)	(2,637,952,274)	(2,132,755,829)	(2,132,755,829)
Service Shares	(401,763,556)	(401,763,556)	(272,492,118)	(272,492,118)
		$(35,969,779,735)		$(40,469,462,394)
Net increase (decrease)
Capital Assets Funds Shares	(47,775,987)	$(47,775,987)	(19,616,143)	$(19,616,143)
Davidson Cash Equivalent Shares	5,754,835	5,754,835	(841,172)	(841,172)
Davidson Cash Equivalent Plus Shares	60,242,980	60,242,980	(16,969,612)	(16,969,612)
DWS Government & Agency Money Fund	(30,598,517)	(30,598,517)	(62,363,894)	(62,363,894)
DWS Government Cash Institutional Shares	(2,059,528,558)	(2,059,528,558)	(2,127,117,069)	(2,127,117,069)
Government Cash Managed Shares	35,575,963	35,575,963	(99,896,159)	(99,896,159)
Service Shares	(5,439,268)	(5,439,268)	(3,139,414)	(3,139,414)
		$(2,041,768,552)		$(2,329,943,463)

Tax-Exempt Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	32,054,021	$32,054,021	37,505,008	$37,505,008
Davidson Cash Equivalent Shares	121,475,389	121,475,389	108,372,167	108,372,167
DWS Tax-Exempt Cash Institutional Shares	4,080,690,854	4,080,690,854	8,705,410,264	8,705,410,264
DWS Tax-Exempt Money Fund	325,873,832	325,873,832	234,765,709	234,765,709
DWS Tax-Free Money Fund Class S	31,868,351	31,868,351	40,065,751	40,065,751
Premier Money Market Shares**	—	—	17,963,464	17,963,464
Service Shares	173,964,295	173,964,295	171,592,837	171,592,837
Tax-Exempt Cash Managed Shares	387,004,796	387,004,796	270,920,971	270,920,971
Tax-Free Investment Class	330,420,769	330,420,769	408,957,323	408,957,323
		$5,483,352,307		$9,995,553,494
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	2,578	$2,578	1,433	$1,433
Davidson Cash Equivalent Shares	13,652	13,652	8,078	8,078
DWS Tax-Exempt Cash Institutional Shares	307,257	307,257	2,103,424	2,103,424
DWS Tax-Exempt Money Fund	112,297	112,297	541,218	541,218
DWS Tax-Free Money Fund Class S	27,195	27,195	147,957	147,957
Premier Money Market Shares**	—	—	1,023	1,023
Service Shares	16,265	16,265	7,238	7,238
Tax-Exempt Cash Managed Shares	1,546	1,546	84	84
Tax-Free Investment Class	63,716	63,716	40,669	40,669
		$544,506		$2,851,124
Shares redeemed
Capital Assets Funds Shares	(31,054,695)	$(31,054,695)	(44,799,949)	$(44,799,949)
Davidson Cash Equivalent Shares	(135,004,695)	(135,004,695)	(113,236,507)	(113,236,507)
DWS Tax-Exempt Cash Institutional Shares	(4,467,264,493)	(4,467,264,493)	(8,940,648,532)	(8,940,648,532)
DWS Tax-Exempt Money Fund	(379,194,651)	(379,194,651)	(297,512,567)	(297,512,567)
DWS Tax-Free Money Fund Class S	(46,678,340)	(46,678,340)	(55,821,788)	(55,821,788)
Premier Money Market Shares**	—	—	(47,338,154)	(47,338,154)
Service Shares	(177,914,611)	(177,914,611)	(126,254,371)	(126,254,371)
Tax-Exempt Cash Managed Shares	(348,035,830)	(348,035,830)	(352,406,232)	(352,406,232)
Tax-Free Investment Class	(399,040,672)	(399,040,672)	(433,534,090)	(433,534,090)
		$(5,984,187,987)		$(10,411,552,190)
Net increase (decrease)
Capital Assets Funds Shares	1,001,904	$1,001,904	(7,293,508)	$(7,293,508)
Davidson Cash Equivalent Shares	(13,515,654)	(13,515,654)	(4,856,262)	(4,856,262)
DWS Tax-Exempt Cash Institutional Shares	(386,266,382)	(386,266,382)	(233,134,844)	(233,134,844)
DWS Tax-Exempt Money Fund	(53,208,522)	(53,208,522)	(62,205,640)	(62,205,640)
DWS Tax-Free Money Fund Class S	(14,782,794)	(14,782,794)	(15,608,080)	(15,608,080)
Premier Money Market Shares**	—	—	(29,373,667)	(29,373,667)
Service Shares	(3,934,051)	(3,934,051)	45,345,704	45,345,704
Tax-Exempt Cash Managed Shares	38,970,512	38,970,512	(81,485,177)	(81,485,177)
Tax-Free Investment Class	(68,556,187)	(68,556,187)	(24,536,098)	(24,536,098)
		$(500,291,174)		$(413,147,572)

** The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statements of assets and liabilities of Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Funds") (the three Funds comprising Cash Account Trust), including the investment portfolios, as of April 30, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio at April 30, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2012

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Funds limited these expenses; had they not done so, expenses would have been higher for the Capital Assets Funds Shares and the Capital Assets Funds Preferred Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate each Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Capital Assets Funds Shares Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,000.10	$1,000.05	$1,000.15
Expenses Paid per $1,000*	$1.44	$.55	$1.04
Hypothetical 5% Fund Return
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,023.42	$1,024.32	$1,023.82
Expenses Paid per $1,000*	$1.46	$.55	$1.06
* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Capital Assets Funds Shares	.29%	.11%	.21%
For more information, please refer to each Fund's prospectus.

Capital Assets Funds Preferred Shares Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	Money Market Portfolio
Beginning Account Value 11/1/11	$1,000.00
Ending Account Value 4/30/12	$1,000.25
Expenses Paid per $1,000*	$1.29
Hypothetical 5% Fund Return
Beginning Account Value 11/1/11	$1,000.00
Ending Account Value 4/30/12	$1,023.57
Expenses Paid per $1,000*	$1.31
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.

Annualized Expense Ratio	Money Market Portfolio
Capital Assets Funds Preferred Shares	.26%
For more information, please refer to the Fund's prospectus.

Tax Information (Unaudited)

For the Money Market Portfolio, a total of 6% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

For the Government & Agency Securities Portfolio, a total of 26% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2012, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of April 30, 2012. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	107	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	107
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	107	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2011)	107	Director, CardioNet, Inc.2 (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	107	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	110	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA6 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow6 (1970) Vice President, May 2012-present	Director3, Deutsche Asset Management
Rita Rubin6 (1970) Assistant Secretary, 2009-2012*	Director3 and Senior Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

* Effective May 18, 2012, Rita Rubin no longer serves as Assistant Secretary to the fund.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Notes

Service Center
P. O. Box 219151
Kansas City, MO 64121-7195

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CAF-2
(R-027583-1 6/12)

ANNUAL REPORT TO SHAREHOLDERS

Davidson Cash Equivalent Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Davidson Cash Equivalent Plus Shares

Money Market Portfolio

Government & Agency Securities Portfolio

April 30, 2012

Contents
3 Portfolio Management Review
DWS Money Market Portfolio
9 Investment Portfolio
15 Statement of Assets and Liabilities
17 Statement of Operations
18 Statement of Changes in Net Assets
19 Financial Highlights
DWS Government & Agency Securities Portfolio
21 Investment Portfolio
26 Statement of Assets and Liabilities
28 Statement of Operations
29 Statement of Changes in Net Assets
30 Financial Highlights
DWS Tax-Exempt Portfolio
32 Investment Portfolio
43 Statement of Assets and Liabilities
45 Statement of Operations
46 Statement of Changes in Net Assets
47 Financial Highlights
48 Notes to Financial Statements
64 Report of Independent Registered Public Accounting Firm
65 Information About Each Fund's Expenses
67 Tax Information
68 Other Information
69 Summary of Management Fee Evaluation by Independent Fee Consultant
73 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the funds' most recent month-end performance. The 7-day current yield refers to the income paid by the funds over a 7-day period expressed as an annual percentage rate of each fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the funds' most recent 12-month period ended April 30, 2012, money markets were responding to alternating degrees of perceived risk in the global financial markets, with short-term rates rising or falling slightly in response to the current state of the European debt crisis. Last summer, the political standoff in the United States related to the raising of the U.S. debt ceiling spurred volatility in financial markets. The extreme difficulties that Congress encountered in coming to agreement regarding the debt ceiling made up a large part of the rationale cited by Standard & Poor's in deciding to downgrade U.S. debt from AAA to AA+. In addition, credit downgrades of various domestic and international banks, and "credit watches" instituted by ratings agencies on some European countries, exerted pressure on the money markets.

"We continue our insistence on the highest credit quality within the funds."

During the first quarter of 2012, extraordinary efforts by the European Central Bank to ensure adequate funding for the Continent's banks heartened investors and led to a significant rally in global financial markets. In the second quarter, however, additional geopolitical uncertainty in Europe (based mainly on strong pushback against austerity measures by political forces within Greece, the Netherlands and France), along with a perceived slowing of U.S. economic momentum in early 2012, led to a more cautious approach by investors.

Positive Contributors to Fund Performance

For the Money Market Portfolio, we continued to hold a large percentage of portfolio assets in short-maturity instruments for yield, high-quality and liquidity purposes. We also maintained a conservative average maturity, with portfolio assets broadly diversified among a number of sectors. During the period, we added some floating-rate notes with maturities from six months to one year (whose yields adjust as interest rates fluctuate) to seek to increase yield, along with some high-quality one-to-three-month bank and corporate securities.

Money Market Portfolio seeks to provide maximum current income consistent with stability of capital.

Money Market Portfolio

For the Government & Agency Securities Portfolio, we pursued a "barbell" strategy by holding overnight repurchase agreements for safety and liquidity purposes, along with strategic purchases of six-month-to- one-year-maturity government and agency money market issues in order to take advantage of higher yields in longer maturities. Additionally, we found opportunities by purchasing one-year-to-18-month government and agency floating-rate notes.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

Government & Agency Securities Portfolio

For the Tax-Exempt Portfolio, we continued to invest in high-quality securities. Investments included fixed-rate notes with slightly longer maturities for additional yield and very short-term floating-rate securities for safety and liquidity purposes. (The interest rate of floating-rate tax-free securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) In addition, we avoided investing in areas of the country that continue to experience fiscal stress, and instead emphasized general obligation state credits and essential-service issues from municipalities in larger, more economically vibrant states.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

Tax-Exempt Portfolio

Fund Performance (as of April 30, 2012)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
	7-Day Current Yield
Money Market Portfolio — Davidson Cash Equivalent Shares	.01	%*
Government & Agency Securities Portfolio — Davidson Cash Equivalent Shares	.01	%*
Tax-Exempt Portfolio — Davidson Cash Equivalent Shares	.01	%*
(Equivalent Taxable Yield)	.02	%**
Money Market Portfolio — Davidson Cash Equivalent Plus Shares	.01	%*
Government & Agency Securities Portfolio — Davidson Cash Equivalent Plus Shares	.01	%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the funds over a 7-day period expressed as an annual percentage rate of the funds' shares outstanding. For the most current yield information, call (800) 332-5915.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

Preferring a cautious approach at a time of market uncertainty, we tilted the portfolios toward securities that tended to have lower yields than issues carrying more risk. While this strategy cost the funds some yield, we believe it represented a prudent approach to preserving principal.

Outlook and Positioning

Going forward, investors and the Federal Open Market Committee (FOMC) will be carefully monitoring economic statistics to see whether the U.S. recovery can regain its momentum. When the U.S. Federal Reserve Board's (the Fed's) "Operation Twist" program (where it has been buying long-term Treasury instruments with the goal of lowering longer-term interest rates in order to boost the economy) ends in late June, some market watchers believe that the FOMC will strongly consider a third round of quantitative easing (i.e., injecting a significant amount of new money into the economy for banks to lend) if the U.S. economy continues to falter. And, of course, all eyes will be on Europe, as political leaders and bankers attempt to negotiate a way through the Continent's ongoing debt crisis.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Repurchase agreements a form of short-term borrowing whereby a security is sold on an overnight basis and purchased back the next day.

Floating-rate notes are debt instruments with variable interest rates typically tied to a certain money market index. Adjustments to the interest rates are usually made every six months.

The barbell strategy involves purchasing bonds with a variety of long- and short-term maturities.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.

Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating, the higher the probability of default. Credit quality does not remove market risk and is subject to change.

Investment Portfolio as of April 30, 2012

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 8.1%
Banco del Estado de Chile, 0.4%, 5/18/2012	11,500,000	11,500,000
Industrial & Commercial Bank of China:
0.37%, 5/8/2012	12,000,000	12,000,000
0.37%, 5/11/2012	15,000,000	15,000,000
0.37%, 5/24/2012	7,500,000	7,500,000
Mizuho Corporate Bank Ltd., 0.23%, 5/18/2012	17,500,000	17,500,000
Rabobank Nederland NV:
0.35%, 8/16/2012	10,000,000	10,000,297
0.41%, 6/22/2012	25,000,000	25,000,000
Skandinaviska Enskilda Banken AB:
0.4%, 5/16/2012	10,000,000	10,000,000
0.4%, 5/21/2012	12,000,000	12,000,000
0.47%, 7/20/2012	2,000,000	2,000,000
0.47%, 7/20/2012	10,000,000	10,000,000
0.5%, 6/6/2012	12,000,000	12,000,000
Total Certificates of Deposit and Bank Notes (Cost $144,500,297)		144,500,297

Collateralized Mortgage Obligation 0.3%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.638%*, 3/20/2013 (Cost $5,000,000)	5,000,000	5,000,000

Commercial Paper 43.6%
Issued at Discount** 42.1%
Barclays Bank PLC:
0.22%, 5/25/2012	15,000,000	14,997,800
0.23%, 5/10/2012	10,000,000	9,999,425
Coca-Cola Co., 0.23%, 9/5/2012	12,000,000	11,990,263
Collateralized Commercial Paper Co., LLC:
0.3%, 6/6/2012	14,000,000	13,995,800
0.3%, 6/26/2012	38,000,000	37,982,267
0.45%, 10/16/2012	25,000,000	24,947,500
Comcast Corp., 0.42%, 6/1/2012	7,500,000	7,497,287
CVS Caremark Corp., 0.3%, 5/1/2012	7,000,000	7,000,000
Erste Abwicklungsanstalt:
0.57%, 8/31/2012	10,000,000	9,980,683
0.58%, 10/18/2012	7,500,000	7,479,458
0.64%, 9/28/2012	8,000,000	7,978,667
0.68%, 6/5/2012	10,000,000	9,993,389
0.68%, 8/13/2012	4,000,000	3,992,142
0.69%, 5/24/2012	3,000,000	2,998,678
0.72%, 9/4/2012	3,000,000	2,992,440
0.77%, 5/18/2012	4,000,000	3,998,546
0.83%, 8/2/2012	4,000,000	3,991,423
Erste Finance Delaware LLC, 0.18%, 5/1/2012	75,000,000	75,000,000
General Electric Capital Corp.:
0.11%, 5/4/2012	25,000,000	24,999,771
0.24%, 6/21/2012	25,000,000	24,991,500
0.34%, 10/22/2012	15,000,000	14,975,350
Hannover Funding Co., LLC, 0.55%, 6/8/2012	5,000,000	4,997,097
HSBC Bank (U.S.A.) NA, 0.26%, 5/4/2012	38,000,000	37,999,177
ING (U.S.) Funding LLC, 0.42%, 6/13/2012	20,000,000	19,989,967
Kells Funding LLC:
144A, 0.3%, 6/1/2012	15,000,000	14,996,125
144A, 0.3%, 6/1/2012	5,000,000	4,998,708
144A, 0.58%, 9/20/2012	7,000,000	6,983,986
144A, 0.59%, 8/23/2012	17,500,000	17,467,304
144A, 0.6%, 5/10/2012	15,000,000	14,997,750
144A, 0.65%, 8/3/2012	3,000,000	2,994,908
144A, 0.68%, 8/21/2012	5,000,000	4,989,422
Kreditanstal Fuer Wiederaufbau, 144A, 0.225%, 7/13/2012	10,000,000	9,995,437
New York Life Capital Corp., 144A, 0.12%, 5/15/2012	6,000,000	5,999,720
Nieuw Amsterdam Receivables Corp.:
144A, 0.25%, 6/11/2012	25,000,000	24,992,882
144A, 0.26%, 6/19/2012	15,000,000	14,994,692
Nissan Motor Acceptance Corp., 0.43%, 5/17/2012	7,500,000	7,498,567
NRW.Bank, 0.29%, 6/5/2012	6,000,000	5,998,308
Proctor & Gamble Co., 0.1%, 5/31/2012	10,000,000	9,999,167
Prudential Funding LLC, 0.15%, 5/1/2012	7,500,000	7,500,000
SBAB Bank AB:
144A, 0.58%, 7/3/2012	12,000,000	11,987,820
144A, 0.62%, 6/20/2012	10,000,000	9,991,389
144A, 0.7%, 5/16/2012	12,000,000	11,996,500
Skandinaviska Enskilda Banken AB:
0.35%, 6/29/2012	20,000,000	19,988,528
0.485%, 7/11/2012	15,000,000	14,985,652
Standard Chartered Bank:
0.28%, 7/2/2012	14,500,000	14,493,008
0.6%, 6/6/2012	17,500,000	17,489,500
Svenska Handelsbanken AB:
0.28%, 5/11/2012	22,000,000	21,998,289
0.33%, 6/15/2012	7,000,000	6,997,112
Swedbank AB, 0.525%, 5/14/2012	19,050,000	19,046,388
UOB Funding LLC, 0.32%, 5/10/2012	12,500,000	12,499,000
Verizon Communications, Inc., 0.3%, 5/29/2012	5,000,000	4,998,833
Victory Receivables Corp.:
144A, 0.17%, 5/11/2012	12,500,000	12,499,410
144A, 0.2%, 5/14/2012	12,000,000	11,999,133
144A, 0.24%, 5/29/2012	20,000,000	19,996,267
Westpac Banking Corp.:
0.5%, 6/26/2012	1,500,000	1,498,833
0.55%, 8/1/2012	4,000,000	3,994,378
		755,635,646
Issued at Par* 1.5%
ASB Finance Ltd., 144A, 0.691%, 2/1/2013	5,000,000	4,999,242
Kells Funding LLC, 144A, 0.575%, 1/17/2013	15,000,000	15,000,000
Westpac Banking Corp., 144A, 0.518%, 10/26/2012	7,000,000	7,000,000
		26,999,242
Total Commercial Paper (Cost $782,634,888)		782,634,888

Short-Term Notes* 20.3%
Bank of Nova Scotia:
0.45%, 6/11/2012	8,000,000	8,000,000
0.55%, 12/11/2012	12,000,000	12,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.537%, 5/25/2012	26,000,000	25,999,811
Canadian Imperial Bank of Commerce:
0.485%, 4/26/2013	12,000,000	12,000,000
0.495%, 2/7/2013	8,000,000	8,000,000
0.5%, 4/26/2013	17,500,000	17,500,000
Commonwealth Bank of Australia:
144A, 0.501%, 3/1/2013	18,000,000	18,000,000
144A, 0.513%, 5/11/2012	18,000,000	18,000,000
JPMorgan Chase Bank NA, 0.504%, 12/7/2012	23,500,000	23,500,000
Landesbank Baden-Wurttemberg, 144A, 0.694%, 6/22/2012	86,000,000	86,000,000
National Australia Bank Ltd., 0.5%, 3/8/2013	25,000,000	25,000,000
Queensland Treasury Corp., 0.48%, 11/19/2012	14,000,000	14,000,000
Rabobank Nederland NV:
0.39%, 8/16/2012	12,000,000	12,000,000
0.623%, 1/23/2013	10,000,000	10,000,000
144A, 0.637%, 8/16/2014	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp., 0.28%, 3/15/2013	8,000,000	8,000,000
Svenska Handelsbanken AB, 144A, 0.514%, 8/7/2012	8,000,000	8,000,000
Toronto-Dominion Bank, 0.261%, 5/11/2012	12,500,000	12,500,000
Westpac Banking Corp.:
0.331%, 5/9/2012	17,000,000	17,000,000
0.331%, 7/11/2012	12,000,000	12,000,000
0.71%, 2/6/2013	5,000,000	5,000,000
Total Short-Term Notes (Cost $364,499,811)		364,499,811

Government & Agency Obligations 13.3%
U.S. Government Sponsored Agencies 5.3%
Federal Home Loan Bank:
0.036%**, 5/2/2012	25,000,000	24,999,958
0.2%, 11/19/2012	7,000,000	7,001,632
0.23%, 4/25/2013	5,000,000	5,000,000
Federal Home Loan Mortgage Corp.:
0.099%**, 10/2/2012	7,000,000	6,997,006
0.119%**, 8/28/2012	10,000,000	9,996,033
0.129%**, 8/14/2012	8,500,000	8,496,777
0.179%**, 1/9/2013	8,000,000	7,989,880
Federal National Mortgage Association:
0.069%**, 6/18/2012	15,000,000	14,998,600
0.159%**, 10/1/2012	10,000,000	9,993,200
		95,473,086
U.S. Treasury Obligations 8.0%
U.S. Treasury Notes:
0.375%, 8/31/2012	18,501,000	18,514,836
0.375%, 9/30/2012	5,000,000	5,005,119
0.625%, 6/30/2012	7,403,000	7,409,109
0.625%, 7/31/2012	41,000,000	41,050,862
0.75%, 5/31/2012	18,501,000	18,510,956
1.375%, 10/15/2012	20,000,000	20,111,358
1.375%, 1/15/2013	10,000,000	10,082,652
3.375%, 11/30/2012	8,000,000	8,148,911
4.0%, 11/15/2012	10,000,000	10,206,287
4.875%, 6/30/2012	3,702,000	3,730,857
		142,770,947
Total Government & Agency Obligations (Cost $238,244,033)		238,244,033

Time Deposit 3.4%
Citibank NA, 0.16%, 5/1/2012 (Cost $62,000,000)	62,000,000	62,000,000

Municipal Investments 0.4%
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, 0.27%***, 7/1/2014, LOC: Citibank NA (Cost $6,500,000)	6,500,000	6,500,000

Repurchase Agreements 11.3%
Barclays Capital PLC, 0.17%, dated 4/30/2012, to be repurchased at $17,000,080 on 5/1/2012 (a)	17,000,000	17,000,000
BNP Paribas, 0.2%, dated 4/30/2012, to be repurchased at $64,000,356 on 5/1/2012 (b)	64,000,000	64,000,000
Citigroup Global Markets, Inc., 0.17%, dated 4/30/2012, to be repurchased at $50,000,236 on 5/1/2012 (c)	50,000,000	50,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.41%, dated 4/30/2012, to be repurchased at $12,504,983 on 6/4/2012 (d)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.18%, dated 4/30/2012, to be repurchased at $11,195,056 on 5/1/2012 (e)	11,195,000	11,195,000
Merrill Lynch & Co., Inc., 0.18%, dated 4/30/2012, to be repurchased at $48,103,781 on 5/1/2012 (f)	48,103,540	48,103,540
Total Repurchase Agreements (Cost $202,798,540)		202,798,540

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,806,177,569)+	100.7	1,806,177,569
Other Assets and Liabilities, Net	(0.7)	(12,717,920)
Net Assets	100.0	1,793,459,649

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2012.

+ The cost for federal income tax purposes was $1,806,177,569.

(a) Collateralized by $13,490,400 U.S. Treasury Bond, 4.5%, maturing on 8/15/2039 with a value of $17,340,047.

(b) Collateralized by $58,613,000 Federal National Mortgage Association, with various coupon rates from 4.11-6.21%, with the various maturity dates of 11/15/2030-6/5/2036 with a value of $65,280,078.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
20,467,500	U.S. Treasury Bond	3.75	8/15/2041	23,241,596
25,676,100	U.S. Treasury Note	2.375	7/31/2017	27,758,490
Total Collateral Value				51,000,086

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,750,000	Banco de Credito del Peru	6.125	4/24/2027	2,773,432
3,880,000	FPL Energy National Wind LLC	5.608	3/10/2024	2,247,730
496,000	Liberty Mutual Group, Inc.	7.25	9/1/2012	518,094
5,525,000	Pernod-Ricard SA	5.5	1/15/2042	5,734,950
895,000	Ruby Pipeline LLC	6.0	4/1/2022	942,059
560,000	Tate & Lyle International Finance PLC	6.625	6/15/2016	661,049
Total Collateral Value				12,877,314

(e) Collateralized by $11,907,443 U.S. Treasury STRIPS, with the various maturity dates of 11/15/2013-11/15/2017 with a value of $11,423,484.

(f) Collateralized by $49,088,400 U.S. Treasury Bill, maturing on 9/13/2012 with a value of $49,065,672.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (g)	$—	$1,603,379,029	$—	$1,603,379,029
Repurchase Agreements	—	202,798,540	—	202,798,540
Total	$—	$1,806,177,569	$—	$1,806,177,569

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(g) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Money Market Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,603,379,029
Repurchase agreements, valued at amortized cost	202,798,540
Total investments in securities, valued at amortized cost	1,806,177,569
Receivable for Fund shares sold	1,954
Interest receivable	874,957
Due from Advisor	9,144
Other assets	83,859
Total assets	1,807,147,483
Liabilities
Cash overdraft	12,845,427
Payable for Fund shares redeemed	63,396
Accrued management fee	244,316
Accrued Trustees' fees	5,806
Other accrued expenses and payables	528,889
Total liabilities	13,687,834
Net assets, at value	$1,793,459,649
Net Assets Consist of
Undistributed net investment income	39,089
Accumulated net realized gain (loss)	(23,081)
Paid-in capital	1,793,443,641
Net assets, at value	$1,793,459,649

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Money Market Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($733,706,163 ÷ 733,335,162 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Capital Assets Funds Preferred Shares Net Asset Value, offering and redemption price per share ($2,553,660 ÷ 2,552,368 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($9,358,259 ÷ 9,353,527 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($707,984 ÷ 707,626 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($54,461,896 ÷ 54,434,338 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($992,671,687 ÷ 992,169,725 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Money Market Portfolio
Income: Interest	$5,594,123
Expenses: Management fee	3,384,244
Services to shareholders	5,240,074
Distribution and service fees	12,199,093
Custodian fee	48,477
Professional fees	116,899
Reports to shareholders	465,764
Registration fees	145,989
Trustees' fees and expenses	67,327
Other	75,734
Total expenses before expense reductions	21,743,601
Expense reductions	(16,436,592)
Total expenses after expense reductions	5,307,009
Net investment income	287,114
Net realized gain (loss) from investments	(23,081)
Net increase (decrease) in net assets resulting from operations	$264,033

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$287,114	$337,889
Net realized gain (loss)	(23,081)	46,708
Net increase in net assets resulting from operations	264,033	384,597
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(151,966)	(187,975)
Capital Assets Funds Preferred Shares	(1,683)	(13,299)
Davidson Cash Equivalent Shares	(1,139)	(1,869)
Davidson Cash Equivalent Plus Shares	(101)	(221)
Premier Money Market Shares	—	(5,042)
Premium Reserve Money Market Shares	(5,559)	(7,826)
Service Shares	(126,660)	(183,668)
Total distributions	(287,108)	(399,900)
Fund share transactions: Proceeds from shares sold	2,195,076,399	2,807,221,339
Reinvestment of distributions	284,155	395,534
Cost of shares redeemed	(2,987,807,342)	(2,616,619,588)
Net increase (decrease) in net assets from Fund share transactions	(792,446,788)	190,997,285
Increase (decrease) in net assets	(792,469,863)	190,981,982
Net assets at beginning of period	2,585,929,512	2,394,947,530
Net assets at end of period (including undistributed net investment income of $39,089 and $39,083, respectively)	$1,793,459,649	$2,585,929,512

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Davidson Cash Equivalent Shares
	Years Ended April 30,
	2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.012	.039
Net realized and unrealized gain (loss)	(.000	)*	.000	*	.000	*	.000 *	.000 *
Total from investment operations	.000	*	.000	*	.000	*	.012	.039
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.012)	(.039)
Net realized gains	—		—		(.000	)*	—	—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.012)	(.039)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.01		.01		.03		1.25	3.93
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9		13		18		30	59
Ratio of expenses before expense reductions (%)	1.03		1.01		.94		.98	1.00
Ratio of expenses after expense reductions (%)	.26		.35		.46		.97	.99
Ratio of net investment income (%)	.01		.01		.01		1.19	3.82
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Money Market Portfolio Davidson Cash Equivalent Plus Shares
	Years Ended April 30,
	2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.013	.040
Net realized and unrealized gain (loss)	(.000	)*	.000	*	.000	*	.000 *	.000 *
Total from investment operations	.000	*	.000	*	.000	*	.013	.040
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.013)	(.040)
Net realized gains	—		—		(.000	)*	—	—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.013)	(.040)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.01		.01		.03		1.35	4.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1		2		5	12
Ratio of expenses before expense reductions (%)	.90		.88		.86		.86	.85
Ratio of expenses after expense reductions (%)	.26		.35		.46		.86	.85
Ratio of net investment income (%)	.01		.01		.01		1.30	3.96
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Investment Portfolio as of April 30, 2012

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 1.5%
Issued at Discount*
Straight-A Funding LLC:
144A, 0.18%, 5/11/2012	15,000,000	14,999,250
144A, 0.18%, 7/9/2012	38,000,000	37,986,890
Total Commercial Paper (Cost $52,986,140)		52,986,140

Government & Agency Obligations 56.3%
U.S. Government Sponsored Agencies 45.9%
Federal Farm Credit Bank:
0.03%*, 5/1/2012	49,500,000	49,500,000
0.109%*, 9/14/2012	32,500,000	32,486,494
0.15%, 2/15/2013	24,000,000	23,986,936
0.17%**, 5/18/2012	165,000,000	164,999,612
0.179%*, 10/25/2012	8,000,000	7,992,920
Federal Home Loan Bank:
0.03%*, 5/1/2012	50,000,000	50,000,000
0.036%*, 5/2/2012	50,000,000	49,999,917
0.036%*, 5/4/2012	3,500,000	3,499,988
0.06%*, 5/1/2012	2,183,000	2,183,000
0.069%*, 6/21/2012	50,000,000	49,995,042
0.086%*, 5/23/2012	35,000,000	34,998,075
0.09%, 5/4/2012	50,000,000	49,999,934
0.125%, 3/5/2013	10,000,000	9,991,780
0.13%, 5/15/2012	30,000,000	29,999,394
0.14%, 9/10/2012	25,000,000	24,997,453
0.149%*, 10/9/2012	35,000,000	34,976,521
0.15%, 10/23/2012	35,000,000	34,997,882
0.159%*, 11/1/2012	17,000,000	16,986,098
0.159%*, 11/9/2012	25,000,000	24,978,667
0.159%*, 11/13/2012	20,000,000	19,982,578
0.17%, 1/23/2013	35,000,000	34,994,029
0.17%, 2/11/2013	22,375,000	22,362,839
0.18%, 11/21/2012	10,000,000	9,999,543
0.2%, 11/19/2012	15,000,000	15,003,496
0.21%, 1/8/2013	10,000,000	9,998,946
0.22%, 4/19/2013	50,000,000	49,993,648
0.23%, 8/24/2012	15,000,000	15,001,954
0.31%**, 5/17/2013	38,000,000	38,000,000
0.32%**, 4/5/2013	22,500,000	22,497,870
0.32%**, 4/12/2013	22,000,000	21,997,889
1.75%, 3/8/2013	10,000,000	10,130,166
Federal Home Loan Mortgage Corp.:
0.053%*, 5/21/2012	28,650,000	28,649,125
0.07%*, 7/10/2012	50,000,000	49,993,194
0.086%*, 5/25/2012	65,000,000	64,996,100
0.089%*, 7/17/2012	38,000,000	37,992,685
0.099%*, 7/11/2012	32,500,000	32,493,590
0.099%*, 10/2/2012	15,000,000	14,993,583
0.119%*, 7/17/2012	30,000,000	29,992,300
0.119%*, 8/28/2012	18,500,000	18,492,662
0.129%*, 8/7/2012	75,000,000	74,973,458
0.129%*, 8/6/2012	33,696,000	33,684,197
0.169%*, 1/9/2013	25,000,000	24,970,132
0.179%*, 1/9/2013	35,000,000	34,955,725
0.18%**, 9/13/2013	75,000,000	74,995,413
Federal National Mortgage Association:
0.051%*, 5/7/2012	50,000,000	49,999,500
0.069%*, 6/18/2012	30,000,000	29,997,200
0.099%*, 10/15/2012	25,000,000	24,988,403
0.159%*, 10/1/2012	10,000,000	9,993,200
0.189%*, 10/1/2012	17,500,000	17,485,869
		1,620,179,007
U.S. Treasury Obligations 10.4%
U.S. Treasury Bill, 0.15%*, 9/13/2012	25,000,000	24,985,937
U.S. Treasury Notes:
0.375%, 8/31/2012	36,700,000	36,727,446
0.625%, 6/30/2012	14,685,000	14,697,117
0.625%, 7/31/2012	78,000,000	78,097,566
0.75%, 5/31/2012	36,700,000	36,719,750
1.375%, 10/15/2012	36,000,000	36,200,444
1.375%, 11/15/2012	25,000,000	25,169,117
1.375%, 1/15/2013	25,000,000	25,206,631
3.375%, 11/30/2012	20,000,000	20,372,470
4.0%, 11/15/2012	25,000,000	25,515,717
4.75%, 5/31/2012	37,500,000	37,643,821
4.875%, 6/30/2012	7,343,000	7,400,238
		368,736,254
Total Government & Agency Obligations (Cost $1,988,915,261)		1,988,915,261

Repurchase Agreements 42.1%
Barclays Capital PLC, 0.17%, dated 4/30/2012, to be repurchased at $199,000,940 on 5/1/2012 (a)	199,000,000	199,000,000
BNP Paribas, 0.19%, dated 4/30/2012, to be repurchased at $170,000,897 on 5/1/2012 (b)	170,000,000	170,000,000
BNP Paribas (c), 0.2%, dated 4/30/2012, to be repurchased at $37,000,206 on 5/1/2012	37,000,000	37,000,000
Citigroup, Inc., 0.15%, dated 4/25/2012, to be repurchased at $200,005,833 on 5/2/2012 (d)	200,000,000	200,000,000
Citigroup, Inc., 0.17%, dated 4/30/2012, to be repurchased at $10,000,047 on 5/1/2012 (e)	10,000,000	10,000,000
JPMorgan Securities, Inc., 0.18%, dated 4/30/2012, to be repurchased at $46,000,230 on 5/1/2012 (f)	46,000,000	46,000,000
JPMorgan Securities, Inc., 0.2%, dated 4/30/2012, to be repurchased at $136,000,756 on 5/1/2012 (g)	136,000,000	136,000,000
Merrill Lynch & Co., Inc., 0.18%, dated 4/30/2012, to be repurchased at $25,067,907 on 5/1/2012 (h)	25,067,782	25,067,782
Merrill Lynch & Co., Inc., 0.21%, dated 4/30/2012, to be repurchased at $140,000,817 on 5/1/2012 (i)	140,000,000	140,000,000
Morgan Stanley & Co., Inc., 0.21%, dated 4/30/2012, to be repurchased at $150,000,875 on 5/1/2012 (j)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.17%, dated 4/25/2012, to be repurchased at $123,004,066 on 5/2/2012 (k)	123,000,000	123,000,000
The Goldman Sachs & Co., 0.2%, dated 4/30/2012, to be repurchased at $250,001,389 on 5/1/2012 (l)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $1,486,067,782)		1,486,067,782

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,527,969,183)+	99.9	3,527,969,183
Other Assets and Liabilities, Net	0.1	2,281,883
Net Assets	100.0	3,530,251,066

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

+ The cost for federal income tax purposes was $3,527,969,183.

(a) Collateralized by $200,587,100 U.S. Treasury Notes, with various coupon rates from 0.875-1.375%, with various maturity dates of 2/15/2013-12/31/2016 with a value of $202,980,070.

(b) Collateralized by $169,108,000 U.S. Treasury Notes, with various coupon rates from1.875-2.5%, with various maturity dates of 3/31/2013-2/28/2014 with a value of $173,400,079.

(c) Collateralized by $36,807,000 Federal National Mortgage Association, with various coupon rates from 1.55-5.095%, with various maturity dates of 1/20/2017-5/24/2030 with a value of $37,740,986.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
70,832,800	U.S. Treasury Note	0.5	11/15/2013	71,272,244
102,130,100	U.S. Treasury Inflation Indexed Bond	1.625	1/15/2015	132,780,328
Total Collateral Value				204,052,572

(e) Collateralized by $8,982,600 U.S. Treasury Bond, 3.75%, maturing on 8/15/2041 with a value of $10,200,072.

(f) Collateralized by $47,989,275 U.S. Treasury STRIPS, with various maturity dates of 11/15/2013-2/15/2017 with a value of $46,922,440.

(g) Collateralized by $131,027,207 Federal Home Loan Mortgage Corp., with various coupon rates from 1.95-6.325%, with various maturity dates of 2/1/2023-5/1/2042 with a value of $138,721,327.

(h) Collateralized by $25,611,300 U.S. Treasury Note, 0.25%, maturing on 12/15/2014 with a value of $25,569,190.

(i) Collateralized by $139,347,058 Federal Home Loan Mortgage Corp., 3.5%, maturing on 2/1/2042 with a value of $142,800,000.

(j) Collateralized by $271,775,549 Federal National Mortgage Association, with various coupon rates from 3.0-5.0%, with various maturity dates of 1/1/2026-3/1/2042 with a value of $153,000,000.

(k) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,206,822	Federal Home Loan Mortgage Corp.	4.0-5.0	6/1/2031-4/1/2042	46,025,000
72,900,459	Federal National Mortgage Association	2.138-6.5	4/1/2025-7/1/2037	79,435,001
Total Collateral Value				125,460,001

(l) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
119,862,894	Federal Home Loan Mortgage Corp.	3.378-4.5	9/1/2039-11/1/2041	126,674,922
118,001,481	Federal National Mortgage Association	4.5-5.5	2/1/2029-9/1/2030	128,325,078
Total Collateral Value				255,000,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (m)	$—	$2,041,901,401	$—	$2,041,901,401
Repurchase Agreements	—	1,486,067,782	—	1,486,067,782
Total	$—	$3,527,969,183	$—	$3,527,969,183

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(m) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Government & Agency Securities Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,041,901,401
Repurchase agreements, valued at amortized cost	1,486,067,782
Total investments in securities, valued at amortized cost	3,527,969,183
Cash	62,619
Receivable for Fund shares sold	169,983
Interest receivable	2,386,051
Due from Advisor	3,214
Other assets	92,800
Total assets	3,530,683,850
Liabilities
Payable for Fund shares redeemed	79,443
Distributions payable	26,442
Accrued Trustees' fees	11,512
Other accrued expenses and payables	315,387
Total liabilities	432,784
Net assets, at value	$3,530,251,066
Net Assets Consist of
Undistributed net investment income	201,492
Accumulated net realized gain (loss)	(446,779)
Paid-in capital	3,530,496,353
Net assets, at value	$3,530,251,066

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($236,577,233 ÷ 236,592,482 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($24,811,776 ÷ 24,813,375 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($93,501,194 ÷ 93,507,221 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($139,497,381 ÷ 139,506,366 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($2,712,504,943 ÷ 2,712,679,779 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($215,394,427 ÷ 215,408,311 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($107,964,112 ÷ 107,971,071 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$4,937,792
Expenses: Management fee	2,544,996
Administration fee	4,172,757
Services to shareholders	1,830,133
Distribution and service fees	3,297,316
Custodian fee	60,173
Professional fees	119,452
Reports to shareholders	75,099
Registration fees	147,402
Trustees' fees and expenses	144,737
Other	172,102
Total expenses before expense reductions	12,564,167
Expense reductions	(8,882,048)
Total expenses after expense reductions	3,682,119
Net investment income	1,255,673
Net realized gain (loss) from investments	155,718
Net increase (decrease) in net assets resulting from operations	$1,411,391

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$1,255,673	$2,339,963
Net realized gain (loss)	155,718	(602,497)
Net increase in net assets resulting from operations	1,411,391	1,737,466
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(24,512)	(29,745)
Davidson Cash Equivalent Shares	(2,348)	(2,133)
Davidson Cash Equivalent Plus Shares	(7,569)	(5,528)
DWS Government & Agency Money Fund	(14,615)	(28,169)
DWS Government Cash Institutional Shares	(1,165,027)	(2,230,405)
Government Cash Managed Shares	(24,030)	(21,680)
Service Shares	(17,564)	(12,160)
Total distributions	(1,255,665)	(2,329,820)
Fund share transactions: Proceeds from shares sold	33,927,293,511	38,138,317,757
Reinvestment of distributions	717,672	1,201,174
Cost of shares redeemed	(35,969,779,735)	(40,469,462,394)
Net increase (decrease) in net assets from Fund share transactions	(2,041,768,552)	(2,329,943,463)
Increase (decrease) in net assets	(2,041,612,826)	(2,330,535,817)
Net assets at beginning of period	5,571,863,892	7,902,399,709
Net assets at end of period (including undistributed net investment income of $201,492 and $201,484, respectively)	$3,530,251,066	$5,571,863,892

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Davidson Cash Equivalent Shares
	Years Ended April 30,
	2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.008		.036
Net realized and unrealized gain (loss)	.000	*	(.000	)*	.000	*	.000	*	.000 *
Total from investment operations	.000	*	.000	*	.000	*	.008		.036
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.008)		(.036)
Net realized gains	—		—		(.000	)*	—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.008)		(.036)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.02		.76		3.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25		19		20		29		40
Ratio of expenses before expense reductions (%)	.99		.99		.96		.99		1.00
Ratio of expenses after expense reductions (%)	.11		.22		.31		.90		.98
Ratio of net investment income (%)	.01		.01		.01		.82	b	3.47
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Amount is less than $.0005.

Government & Agency Securities Portfolio Davidson Cash Equivalent Plus Shares
	Years Ended April 30,
	2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.009		.038
Net realized and unrealized gain (loss)	.000	*	(.000	)*	.000	*	.000	*	.000 *
Total from investment operations	.000	*	.000	*	.000	*	.009		.038
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.009)		(.038)
Net realized gains	—		—		(.000	)*	—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.009)		(.038)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.02		.89		3.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	94		33		50		24		31
Ratio of expenses before expense reductions (%)	.83		.84		.85		.83		.87
Ratio of expenses after expense reductions (%)	.11		.23		.29		.78		.86
Ratio of net investment income (%)	.01		.01		.01		.96	b	3.59
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Amount is less than $.0005.

Investment Portfolio as of April 30, 2012

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 100.6%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.31%*, 12/1/2027, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Alaska 1.5%
Anchorage, AK, Tax Anticipation Notes, 2.0%, 8/31/2012	20,000,000	20,125,846
Alaska, Eclipse Funding Trust, Solar Eclipse, State Industrial Development & Experiment, 144A, 0.25%*, 10/1/2014, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	12,990,000	12,990,000
		33,115,846
Arizona 0.2%
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.26%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 7.9%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.28%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.3%*, Mandatory Put 9/4/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.3%*, Mandatory Put 8/1/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series C, 0.18%*, 3/1/2047, LOC: Bank of Montreal	8,500,000	8,500,000
California, State Pollution Control Financing Authority, Pacific Gas & Electric Co., Series C, 0.25%*, 11/1/2026, LOC: JPMorgan Chase Bank NA	18,700,000	18,700,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.33%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	21,600,000	21,600,000
Series 2681, 144A, AMT, 0.41%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.28%*, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,500,000	5,500,000
San Francisco City & County, CA, Clean & Safe Neighborhood Parks, Series B, 2.0%, 6/15/2012	7,000,000	7,016,164
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,043,958
San Jose, CA, BB&T Municipal Trust, Series 2023, 144A, 0.25%*, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	26,610,000	26,610,000
		171,620,122
Colorado 1.8%
Colorado, Meridian Village Metropolitan District, Series C-11, 144A, 0.25%*, 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	17,580,000	17,580,000
Colorado, State Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.21%*, 6/1/2038, LOC: U.S. Bank NA	10,000,000	10,000,000
Denver, CO, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.28%*, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	12,000,000	12,000,000
		39,580,000
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.34%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	8,895,000	8,895,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.26%*, 5/1/2036, LOC: PNC Bank NA	5,885,000	5,885,000
		14,780,000
District of Columbia 1.6%
District of Columbia, General Obligation, Series D, 0.23%*, 6/1/2034, LOC: Wells Fargo Bank NA	12,885,000	12,885,000
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.26%*, 10/1/2039, LOC: Barclays Bank PLC	10,775,000	10,775,000
District of Columbia, Wells Fargo State Trust, Series 107C, 144A, AMT, 0.3%*, 10/1/2028, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,885,000	9,885,000
		33,545,000
Florida 4.1%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.29%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Series 1029, 0.34%*, 7/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,175,000	10,175,000
Series 1012, 144A, 0.34%*, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,775,000	9,775,000
Florida, State Gulf Coast University Financing Corp., Capital Improvement Revenue, Housing Project, Series A, 0.22%*, 2/1/2038, LOC: Bank of America NA	20,425,000	20,425,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.25%*, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Orange County, FL, School Board Corp., Series E, 0.28%*, 8/1/2022, LOC: Wells Fargo Bank NA	4,900,000	4,900,000
Orlando & Orange County, FL, Expressway Authority, Series C-4, 0.22%*, 7/1/2025, INS: AGMC, LOC: TD Bank NA	10,000,000	10,000,000
Palm Beach Counties, FL, Benjamin Private School Project Revenue, 0.25%*, 7/1/2025, LOC: Northern Trust Co.	6,225,000	6,225,000
		88,180,000
Georgia 1.5%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 0.33%*, 5/1/2022	7,155,000	7,155,000
Georgia, Municipal Electric Authority Revenue, Project No. 1, Series B, 0.23%*, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	15,600,000	15,600,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.26%*, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000
Georgia, State General Obligation, Series B, 5.5%, 7/1/2012	2,000,000	2,017,733
		33,232,733
Idaho 3.7%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	80,223,681
Illinois 12.5%
Channahon, IL, Morris Hospital Revenue, Series A, 0.25%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.28%*, 2/1/2035, LOC: Harris Trust & Savings Bank	5,955,000	5,955,000
Illinois Eclipse Funding Trust, Solar Eclipse, Springfield Illinois Electric Revenue, Series 2006-0007, 144A, 0.3%*, 3/1/2030, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	51,055,000	51,055,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.34%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	15,785,000	15,785,000
Illinois, Education Facilities Authority Revenue, 0.15%, 5/14/2012	70,000,000	70,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%*, Mandatory Put 5/2/2013 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Revenue:
0.17%, 6/7/2012	15,000,000	15,000,000
0.2%, 7/9/2012	5,000,000	5,000,000
0.2%, 7/9/2012	18,000,000	18,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.25%*, 12/1/2033, LOC: Bank One NA	12,500,000	12,500,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.25%*, 4/1/2033, LOC: Northern Trust Co.	4,100,000	4,100,000
Illinois, Wells Fargo Stage Trust, Series 2C, 144A, 0.25%*, 10/1/2051, LIQ: Wells Fargo & Co.	8,375,000	8,375,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.34%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
University of Illinois, Health Services Facilities Systems Revenue, 0.25%*, 10/1/2026, LOC: JPMorgan Chase Bank NA	11,100,000	11,100,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.28%*, 4/1/2042, LOC: Wells Fargo Bank NA	24,600,000	24,600,000
		269,750,000
Indiana 0.4%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.31%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,590,000	7,590,000
Iowa 0.5%
Iowa, State Finance Authority, Single Family Revenue, Series C, AMT, 0.3%*, 1/1/2036, SPA: State Street Bank & Trust Co.	11,700,000	11,700,000
Kansas 2.1%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.33%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,858,446
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.3%*, 9/1/2032, LOC: Bank of America NA	26,800,000	26,800,000
		46,308,446
Kentucky 3.0%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.35%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.35%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.35%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series F, AMT, 0.26%*, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Series I, AMT, 0.27%*, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series H, AMT, 0.27%*, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000
		64,770,000
Maine 0.2%
Maine, State Housing Authority, Mortgage Revenue, Series B-3, AMT, 0.29%*, 11/15/2038, SPA: State Street Bank & Trust Co.	4,000,000	4,000,000
Massachusetts 3.5%
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.26%*, 10/1/2030, LOC: RBS Citizens NA	26,390,000	26,390,000
Massachusetts, State General Obligation, Series B, 2.0%, 5/31/2012	50,000,000	50,075,331
		76,465,331
Michigan 2.9%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.39%*, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.34%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.34%**, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.34%**, 11/15/2049	7,100,000	7,100,000
Michigan RBC Municipal Products, Inc. Trust, Series L-23, 144A, AMT, 0.3%*, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,900,000	9,900,000
		62,860,000
Minnesota 1.1%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.28%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 3.4%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.4%*, 12/1/2047, LOC: Wachovia Bank NA	9,290,000	9,290,000
Series A, AMT, 0.58%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Series B, AMT, 1.63%*, 12/1/2047, LOC: HSBC Bank U.S.A. NA	5,671,715	5,671,715
Mississippi, State Business Finance Comission, Gulf Opportunity Zone, Chevron U.S.A., Inc.: Series C, 144A, 0.22%*, 11/1/2035, GTY: Chevron Corp.	17,785,000	17,785,000
Series H, 0.22%*, 11/1/2035, GTY: Chevron Corp.	30,000,000	30,000,000
		72,246,715
Missouri 0.6%
North Kansas City, MO, State Hospital Revenue, 0.3%*, 11/1/2033, LOC: Bank of America NA	12,100,000	12,100,000
Montana 1.6%
Forsyth, MT, Pollution Control Revenue, Pacificorp Project, 0.3%*, 1/1/2018, LOC: JPMorgan Chase Bank NA	35,250,000	35,250,000
Nebraska 0.5%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.3%*, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
Nevada 2.5%
Clark County, NV, Airport Revenue, Series D-2B, 0.24%*, 7/1/2040, LOC: Royal Bank of Canada	50,000,000	50,000,000
Nevada, State Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.24%*, 10/15/2032, LIQ: Fannie Mae	4,800,000	4,800,000
		54,800,000
New Jersey 1.6%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.39%*, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New Jersey, State Revenue, Series C, 2.0%, 6/21/2012	20,000,000	20,048,733
		35,248,733
New York 3.9%
New York, State Housing Finance Agency, Capitol Green Apartments, Series A, AMT, 0.3%*, 5/15/2036, LIQ: Fannie Mae	4,200,000	4,200,000
New York, State Housing Finance Agency, RIP Van Winkle House LLC, Series A, 144A, AMT, 0.3%*, 11/1/2034, LIQ: Freddie Mac	7,700,000	7,700,000
New York City, NY, Municipal Water Finance Authority, 0.25%, 5/1/2012	10,000,000	10,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series A-4, 0.22%*, 11/1/2029, SPA: TD Bank NA	23,600,000	23,600,000
New York, NY, General Obligation:
Series G-3, 0.23%*, 4/1/2042, LOC: Citibank NA	25,000,000	25,000,000
Series I, 0.25%*, 4/1/2036, LOC: Bank of America NA	9,000,000	9,000,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B-2, 0.21%*, 1/1/2033, LOC : California State Teacher's Retirement System	5,280,000	5,280,000
		84,780,000
North Carolina 2.3%
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.34%*, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,270,000	10,270,000
Series 1008, 144A, 0.34%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.34%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	13,450,000	13,450,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.25%*, 12/1/2028, LOC: Branch Banking & Trust	5,285,000	5,285,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.25%*, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.25%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.25%*, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000
		49,285,000
Ohio 0.5%
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.4%*, 6/1/2048, LOC: Wachovia Bank NA	9,735,000	9,735,000
Other 6.1%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, AMT, 0.36%*, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.45%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.4%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		130,900,000
Pennsylvania 4.8%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.25%*, 6/1/2032, LOC: PNC Bank NA	6,420,000	6,420,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust, Series E-29, 144A, 0.25%*, 4/25/2014, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	7,000,000	7,000,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Philadelphia, PA, Gas Works Revenue, Series E, 0.24%*, 8/1/2031, LOC: PNC Bank NA	10,060,000	10,060,000
Philadelphia, PA, General Obligation, Series A, 144A, 2.0%, 6/29/2012	75,000,000	75,195,348
		104,175,348
South Carolina 1.0%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	21,396,786
Tennessee 3.1%
Nashville & Davidson County, TN, Metropolitan Government, 0.17%, 10/11/2012	50,000,000	50,000,000
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.28%*, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, State General Obligation, Series A, 144A, 2.0%, 10/1/2012	12,770,000	12,863,622
		67,863,622
Texas 9.6%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.32%*, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
City of Houston, TX, Combined Utility, 0.18%, 6/7/2012	10,000,000	10,000,000
Harris County, TX, Cultural Education Facility, TECP, 0.27%, 6/11/2012	25,000,000	25,000,000
Houston, TX, 0.17%, 5/15/2012	10,000,000	10,000,000
Katy, TX, Independent School District Building, 0.36%*, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.28%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Northside, TX, Independent School District, School Building, 1.5%, Mandatory Put 8/1/2012 @ 100, 8/1/2040	8,500,000	8,528,031
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.4%*, 12/1/2047, LOC: Wachovia Bank NA	12,110,000	12,110,000
Texas, Gulf Coast Waste Disposal Authority, Exxon Mobil Project Corp., AMT, 0.22%*, 6/1/2030	10,000,000	10,000,000
Texas, Lower Neches Valley Authority, Industrial Development Corp., Exxon Capital Ventures, Inc., 0.2%*, 11/1/2038, GTY: Exxon Mobil Corp.	14,650,000	14,650,000
Texas, Public Finance Authority, 0.13%, 5/10/2012	16,835,000	16,835,000
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.28%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	18,395,000	18,395,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.34%*, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000
		208,303,031
Utah 0.2%
Utah, State Housing Finance Agency, Single Family Mortgage, "I", Series C-1, AMT, 0.27%*, 1/1/2033, SPA: Barclays Bank New York	5,000,000	5,000,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Inc., Series A, 0.22%*, 12/1/2030, LOC: TD BankNorth NA	5,430,000	5,430,000
Virginia 1.8%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.29%*, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.3%*, 7/15/2050, LIQ: Freddie Mac	18,950,000	18,950,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.31%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,755,000	8,755,000
Virginia, State General Obligation, Series B, 5.0%, 6/1/2012	7,000,000	7,028,091
		37,733,091
Washington 3.4%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.28%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State General Obligation:
Series 3087, 144A, 0.25%*, 7/1/2016, LIQ: JPMorgan Chase Bank NA	5,055,000	5,055,000
Series R-2012A, 144A, 2.0%, 7/1/2012	26,870,000	26,949,861
Washington, State Health Care Facilities Authority, Swedish Health Services, Series B, 0.28%*, 11/15/2046, LOC: Citibank NA	13,000,000	13,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.26%*, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
		73,174,861
West Virginia 0.3%
West Virginia, Economic Development Authority Revenue, Morgantown Energy, AMT, 0.27%*, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 1.1%
Milwaukee, WI, 0.12%, 5/7/2012	4,000,000	4,000,000
Milwaukee, WI, TECP, 0.15%, 5/2/2012, LOC: State Street Bank & Trust Co.	4,000,000	4,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series B, 0.29%*, 2/1/2034, LOC: Chase Manhattan Bank	11,070,000	11,070,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.2%*, 4/1/2029, LOC: U.S. Bank NA	5,000,000	5,000,000
		24,070,000
Wyoming 1.9%
Wyoming, State Student Loan Corp. Revenue, Series A-3, 0.25%*, 12/1/2043, LOC: Royal Bank of Canada	40,000,000	40,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,173,413,346)+	100.6	2,173,413,346
Other Assets and Liabilities, Net	(0.6)	(12,690,781)
Net Assets	100.0	2,160,722,565

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2012.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

+ The cost for federal income tax purposes was $2,173,413,346.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$2,173,413,346	$—	$2,173,413,346
Total	$—	$2,173,413,346	$—	$2,173,413,346

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,173,413,346
Receivable for investments sold	980,000
Receivable for Fund shares sold	13,811,490
Interest receivable	4,417,385
Due from Advisor	3,337
Other assets	103,749
Total assets	2,192,729,307
Liabilities
Cash overdraft	12,896,940
Payable for investments purchased	18,000,295
Payable for Fund shares redeemed	590,786
Distributions payable	33,604
Accrued management fee	133,523
Accrued Trustees' fees	6,379
Other accrued expenses and payables	345,215
Total liabilities	32,006,742
Net assets, at value	$2,160,722,565
Net Assets Consist of
Undistributed net investment income	481,663
Paid-in capital	2,160,240,902
Net assets, at value	$2,160,722,565

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($11,601,065 ÷ 11,597,387 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($61,524,058 ÷ 61,504,507 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,105,904,088 ÷ 1,105,553,587 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($312,796,419 ÷ 312,701,475 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($109,974,712 ÷ 109,939,842 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($78,052,145 ÷ 78,027,401 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($166,429,671 ÷ 166,376,906 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($314,440,407 ÷ 314,340,721 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Tax-Exempt Portfolio
Income: Interest	$5,474,279
Expenses: Management fee	1,436,590
Administration fee	2,354,301
Services to shareholders	1,232,597
Distribution and service fees	2,259,306
Custodian fee	31,639
Professional fees	112,317
Reports to shareholders	149,156
Registration fees	139,474
Trustees' fees and expenses	78,932
Other	134,923
Total expenses before expense reductions	7,929,235
Expense reductions	(3,114,679)
Total expenses after expense reductions	4,814,556
Net investment income	659,723
Net realized gain (loss) from investments	21,137
Net increase (decrease) in net assets resulting from operations	$680,860

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$659,723	$4,209,978
Net realized gain (loss)	21,137	26,953
Net increase in net assets resulting from operations	680,860	4,236,931
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(2,580)	(1,440)
Davidson Cash Equivalent Shares	(13,672)	(8,101)
DWS Tax-Exempt Cash Institutional Shares	(598,543)	(3,424,889)
DWS Tax-Exempt Money Fund	(115,000)	(551,022)
DWS Tax-Free Money Fund Class S	(28,531)	(156,176)
Premier Money Market Shares	—	(1,265)
Service Shares	(16,307)	(7,236)
Tax-Exempt Cash Managed Shares	(35,814)	(18,703)
Tax-Free Investment Class	(64,866)	(41,260)
Total distributions	(875,313)	(4,210,092)
Fund share transactions: Proceeds from shares sold	5,483,352,307	9,995,553,494
Reinvestment of distributions	544,506	2,851,124
Cost of shares redeemed	(5,984,187,987)	(10,411,552,190)
Net increase (decrease) in net assets from Fund share transactions	(500,291,174)	(413,147,572)
Increase (decrease) in net assets	(500,485,627)	(413,120,733)
Net assets at beginning of period	2,661,208,192	3,074,328,925
Net assets at end of period (including undistributed net investment income of $481,663 and $676,116, respectively)	$2,160,722,565	$2,661,208,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Davidson Cash Equivalent Shares
	Years Ended April 30,
	2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.009	.025
Net realized and unrealized gain (loss)	.000	*	.000	*	.000	*	.000 *	.000 *
Total from investment operations	.000	*	.000	*	.000	*	.009	.025
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.009)	(.025)
Net realized gains	—		—		(.000	)*	—	—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.009)	(.025)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.02		.01		.01		.94	2.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	62		75		80		67	75
Ratio of expenses before expense reductions (%)	.89		.89		.90		.91	.90
Ratio of expenses after expense reductions (%)	.22		.35		.43		.86	.85
Ratio of net investment income (%)	.01		.01		.01		.92	2.47
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds").

Money Market Portfolio offers six classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, DWS Money Market Portfolio had net tax basis capital loss carryforwards of approximately $23,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($23,000) and long-term losses ($0).

At April 30, 2012, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $438,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2011 through April 30, 2012, DWS Government & Agency Securities Portfolio elects to defer qualified late year losses of approximately $8,800 of net realized short-term capital losses and treat them as arising in the fiscal year ending April 30, 2013.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2012 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At April 30, 2012, the Funds' components of distributable earnings on a tax basis are as follows:
Money Market Portfolio: Undistributed ordinary income*	$39,089
Capital loss carryforwards	$(23,000)
Government & Agency Securities Portfolio: Undistributed ordinary income*	$227,934
Capital loss carryforwards	$(438,000)
Tax-Exempt Portfolio: Undistributed tax-exempt income*	$515,267

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2012	2011
Money Market Portfolio: Distributions from ordinary income*	$287,108	$399,900
Government & Agency Securities Portfolio: Distributions from ordinary income*	$1,255,665	$2,329,820
Tax-Exempt Portfolio: Distributions from tax-exempt income	$854,176	$4,183,139
Distributions from ordinary income*	$21,137	$26,953

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement for Money Market Portfolio. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Money Market Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement to the Money Market Portfolio. The Money Market Portfolio pays a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Money Market Portfolio based on its relative net assets, computed and accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

Effective May 1, 2011, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares of the Money Market Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.00% and 0.85%, respectively.

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor and D.A. Davidson & Co., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These waivers may be changed or terminated at any time without notice.

For the year ended April 30, 2012, the Fund incurred a management fee equivalent to the following annual effective rate of the Fund's average daily net assets:
Fund	Annual Effective Rate
Money Market Portfolio	.16%

Management Agreement for Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Under an Amended and Restated Investment Management Agreement with the Advisor, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The Government & Agency Securities Portfolio and Tax-Exempt Portfolio pay a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

Effective May 1, 2011, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of the Davidson Cash Equivalent Shares of the Government & Agency Securities Portfolio and Tax-Exempt Portfolio and Davidson Cash Equivalent Plus Shares of the Government & Agency Securities Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.00%, 0.85% and 0.85%, respectively.

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor and D.A. Davidson & Co., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These waivers may be changed or terminated at any time without notice.

Accordingly, for the year ended April 30, 2012, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $2,544,996, all of which was waived.

For the year ended April 30, 2012, the Tax-Exempt Portfolio incurred a management fee equivalent to the following annual effective rate of the Fund's average daily net assets:
Fund	Annual Effective Rate
Tax-Exempt Portfolio	.06%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2012, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2012
Government & Agency Securities Portfolio	$4,172,757	$1,542,988	$288,249
Tax-Exempt Portfolio	$2,354,301	$—	$178,077

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended April 30, 2012, the amounts charged to the Funds by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$1,895,154	$1,588,614	$95,046
Capital Assets Funds Preferred Shares	5,058	4,782	177
Davidson Cash Equivalent Shares	30,865	25,272	1,753
Davidson Cash Equivalent Plus Shares	2,483	2,002	124
Premium Reserve Money Market Shares	84,781	55,887	8,207
Service Shares	3,159,258	2,560,942	154,672
	$5,177,599	$4,237,499	$259,979

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$607,759	$540,707	$23,952
Davidson Cash Equivalent Shares	59,587	52,856	1,997
Davidson Cash Equivalent Plus Shares	150,743	128,840	6,951
DWS Government & Agency Money Fund	119,555	80,582	8,835
DWS Government Cash Institutional Shares	184,011	184,011	—
Government Cash Managed Shares	187,511	122,297	9,969
Service Shares	434,388	387,455	6,729
	$1,743,554	$1,496,748	$58,433

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$32,597	$28,685	$808
Davidson Cash Equivalent Shares	101,145	81,232	3,917
DWS Tax-Exempt Cash Institutional Shares	172,612	142,572	2,338
DWS Tax-Exempt Money Fund	104,411	52,077	11,232
DWS Tax-Free Money Fund Class S	70,226	40,679	6,690
Service Shares	209,354	183,665	9,716
Tax-Exempt Cash Managed Shares	122,799	77,496	5,118
Tax-Free Investment Class	352,064	248,967	1,500
	$1,165,208	$855,373	$41,319

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2012, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$2,501,604	$2,501,604	.00%	.33%
Capital Assets Funds Preferred Shares	6,717	6,717	.00%	.20%
Davidson Cash Equivalent Shares	34,099	34,099	.00%	.30%
Davidson Cash Equivalent Plus Shares	2,524	2,524	.00%	.25%
Service Shares	7,582,218	7,582,218	.00%	.60%
	$10,127,162	$10,127,162

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$806,506	$806,506	.00%	.33%
Davidson Cash Equivalent Shares	70,243	70,243	.00%	.30%
Davidson Cash Equivalent Plus Shares	188,890	188,890	.00%	.25%
Service Shares	1,051,331	1,051,331	.00%	.60%
	$2,116,970	$2,116,970

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$43,028	$43,028	.00%	.33%
Davidson Cash Equivalent Shares	202,291	202,291	.00%	.30%
Service Shares	505,368	505,368	.00%	.60%
Tax-Free Investment Class	830,130	830,130	.00%	.25%
	$1,580,817	$1,580,817

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2012, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,895,154	$1,895,154	.00%	.25%
Capital Assets Funds Preferred Shares	3,358	3,358	.00%	.10%
Davidson Cash Equivalent Shares	28,416	28,416	.00%	.25%
Davidson Cash Equivalent Plus Shares	2,019	2,019	.00%	.20%
Premium Reserve Money Market Shares	142,984	142,984	.00%	.25%
	$2,071,931	$2,071,931

Government & Agency Securities Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$610,989	$610,989	.00%	.25%
Davidson Cash Equivalent Shares	58,536	58,536	.00%	.25%
Davidson Cash Equivalent Plus Shares	151,112	151,112	.00%	.20%
Government Cash Managed Shares	359,709	359,709	.00%	.15%
	$1,180,346	$1,180,346

Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$32,597	$32,597	.00%	.25%
Davidson Cash Equivalent Shares	168,575	168,575	.00%	.25%
Tax-Exempt Cash Managed Shares	244,880	244,880	.00%	.15%
Tax-Free Investment Class	232,437	232,437	.00%	.07%
	$678,489	$678,489

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended April 30, 2012, the amounts charged to the Funds by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at April 30, 2012
Money Market Portfolio	$44,001	$15,153
Government & Agency Securities Portfolio	$55,432	$19,286
Tax-Exempt Portfolio	$77,202	$31,872

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At April 30, 2012, one shareholder account held approximately 10% of the outstanding shares of the Government & Agency Securities Portfolio and one shareholder account held approximately 19% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Funds:

Money Market Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	740,327,726	$740,327,726	839,154,629	$839,154,629
Capital Assets Funds Preferred Shares	15,237,717	15,237,717	16,426,872	16,426,872
Davidson Cash Equivalent Shares	5,888,909	5,888,909	3,734,002	3,734,002
Davidson Cash Equivalent Plus Shares	303,684	303,684	870,248	870,248
Premier Money Market Shares*	—	—	44,284,933	44,284,933
Premium Reserve Money Market Shares	90,937,663	90,937,663	111,139,828	111,139,828
Service Shares	1,342,380,700	1,342,380,700	1,791,610,827	1,791,610,827
		$2,195,076,399		$2,807,221,339
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	151,503	$151,503	187,455	$187,455
Capital Assets Funds Preferred Shares	1,677	1,677	13,160	13,160
Davidson Cash Equivalent Shares	1,136	1,136	1,863	1,863
Davidson Cash Equivalent Plus Shares	101	101	220	220
Premier Money Market Shares*	—	—	4,160	4,160
Premium Reserve Money Market Shares	3,793	3,793	5,371	5,371
Service Shares	125,945	125,945	183,305	183,305
		$284,155		$395,534
Shares redeemed
Capital Assets Funds Shares	(852,717,812)	$(852,717,812)	(890,506,653)	$(890,506,653)
Capital Assets Funds Preferred Shares	(17,403,287)	(17,403,287)	(64,951,835)	(64,951,835)
Davidson Cash Equivalent Shares	(9,655,583)	(9,655,583)	(8,417,805)	(8,417,805)
Davidson Cash Equivalent Plus Shares	(906,966)	(906,966)	(1,850,907)	(1,850,907)
Premier Money Market Shares*	—	—	(163,286,900)	(163,286,900)
Premium Reserve Money Market Shares	(98,084,584)	(98,084,584)	(119,115,201)	(119,115,201)
Service Shares	(2,009,039,110)	(2,009,039,110)	(1,368,490,287)	(1,368,490,287)
		$(2,987,807,342)		$(2,616,619,588)
Net increase (decrease)
Capital Assets Funds Shares	(112,238,583)	$(112,238,583)	(51,164,569)	$(51,164,569)
Capital Assets Funds Preferred Shares	(2,163,893)	(2,163,893)	(48,511,803)	(48,511,803)
Davidson Cash Equivalent Shares	(3,765,538)	(3,765,538)	(4,681,940)	(4,681,940)
Davidson Cash Equivalent Plus Shares	(603,181)	(603,181)	(980,439)	(980,439)
Premier Money Market Shares*	—	—	(118,997,807)	(118,997,807)
Premium Reserve Money Market Shares	(7,143,128)	(7,143,128)	(7,970,002)	(7,970,002)
Service Shares	(666,532,465)	(666,532,465)	423,303,845	423,303,845
		$(792,446,788)		$190,997,285

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Government & Agency Securities Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	447,922,936	$447,922,936	628,481,114	$628,481,114
Davidson Cash Equivalent Shares	41,768,083	41,768,083	24,463,758	24,463,758
Davidson Cash Equivalent Plus Shares	213,635,877	213,635,877	275,786,862	275,786,862
DWS Government & Agency Money Fund	61,520,170	61,520,170	72,103,322	72,103,322
DWS Government Cash Institutional Shares	30,092,618,931	30,092,618,931	34,835,288,142	34,835,288,142
Government Cash Managed Shares	2,673,520,482	2,673,520,482	2,032,853,974	2,032,853,974
Service Shares	396,307,032	396,307,032	269,340,585	269,340,585
		$33,927,293,511		$38,138,317,757
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	24,434	$24,434	29,657	$29,657
Davidson Cash Equivalent Shares	2,343	2,343	2,127	2,127
Davidson Cash Equivalent Plus Shares	7,560	7,560	5,509	5,509
DWS Government & Agency Money Fund	13,959	13,959	27,796	27,796
DWS Government Cash Institutional Shares	644,365	644,365	1,118,270	1,118,270
Government Cash Managed Shares	7,755	7,755	5,696	5,696
Service Shares	17,256	17,256	12,119	12,119
		$717,672		$1,201,174
Shares redeemed
Capital Assets Funds Shares	(495,723,357)	$(495,723,357)	(648,126,914)	$(648,126,914)
Davidson Cash Equivalent Shares	(36,015,591)	(36,015,591)	(25,307,057)	(25,307,057)
Davidson Cash Equivalent Plus Shares	(153,400,457)	(153,400,457)	(292,761,983)	(292,761,983)
DWS Government & Agency Money Fund	(92,132,646)	(92,132,646)	(134,495,012)	(134,495,012)
DWS Government Cash Institutional Shares	(32,152,791,854)	(32,152,791,854)	(36,963,523,481)	(36,963,523,481)
Government Cash Managed Shares	(2,637,952,274)	(2,637,952,274)	(2,132,755,829)	(2,132,755,829)
Service Shares	(401,763,556)	(401,763,556)	(272,492,118)	(272,492,118)
		$(35,969,779,735)		$(40,469,462,394)
Net increase (decrease)
Capital Assets Funds Shares	(47,775,987)	$(47,775,987)	(19,616,143)	$(19,616,143)
Davidson Cash Equivalent Shares	5,754,835	5,754,835	(841,172)	(841,172)
Davidson Cash Equivalent Plus Shares	60,242,980	60,242,980	(16,969,612)	(16,969,612)
DWS Government & Agency Money Fund	(30,598,517)	(30,598,517)	(62,363,894)	(62,363,894)
DWS Government Cash Institutional Shares	(2,059,528,558)	(2,059,528,558)	(2,127,117,069)	(2,127,117,069)
Government Cash Managed Shares	35,575,963	35,575,963	(99,896,159)	(99,896,159)
Service Shares	(5,439,268)	(5,439,268)	(3,139,414)	(3,139,414)
		$(2,041,768,552)		$(2,329,943,463)

Tax-Exempt Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	32,054,021	$32,054,021	37,505,008	$37,505,008
Davidson Cash Equivalent Shares	121,475,389	121,475,389	108,372,167	108,372,167
DWS Tax-Exempt Cash Institutional Shares	4,080,690,854	4,080,690,854	8,705,410,264	8,705,410,264
DWS Tax-Exempt Money Fund	325,873,832	325,873,832	234,765,709	234,765,709
DWS Tax-Free Money Fund Class S	31,868,351	31,868,351	40,065,751	40,065,751
Premier Money Market Shares**	—	—	17,963,464	17,963,464
Service Shares	173,964,295	173,964,295	171,592,837	171,592,837
Tax-Exempt Cash Managed Shares	387,004,796	387,004,796	270,920,971	270,920,971
Tax-Free Investment Class	330,420,769	330,420,769	408,957,323	408,957,323
		$5,483,352,307		$9,995,553,494
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	2,578	$2,578	1,433	$1,433
Davidson Cash Equivalent Shares	13,652	13,652	8,078	8,078
DWS Tax-Exempt Cash Institutional Shares	307,257	307,257	2,103,424	2,103,424
DWS Tax-Exempt Money Fund	112,297	112,297	541,218	541,218
DWS Tax-Free Money Fund Class S	27,195	27,195	147,957	147,957
Premier Money Market Shares**	—	—	1,023	1,023
Service Shares	16,265	16,265	7,238	7,238
Tax-Exempt Cash Managed Shares	1,546	1,546	84	84
Tax-Free Investment Class	63,716	63,716	40,669	40,669
		$544,506		$2,851,124
Shares redeemed
Capital Assets Funds Shares	(31,054,695)	$(31,054,695)	(44,799,949)	$(44,799,949)
Davidson Cash Equivalent Shares	(135,004,695)	(135,004,695)	(113,236,507)	(113,236,507)
DWS Tax-Exempt Cash Institutional Shares	(4,467,264,493)	(4,467,264,493)	(8,940,648,532)	(8,940,648,532)
DWS Tax-Exempt Money Fund	(379,194,651)	(379,194,651)	(297,512,567)	(297,512,567)
DWS Tax-Free Money Fund Class S	(46,678,340)	(46,678,340)	(55,821,788)	(55,821,788)
Premier Money Market Shares**	—	—	(47,338,154)	(47,338,154)
Service Shares	(177,914,611)	(177,914,611)	(126,254,371)	(126,254,371)
Tax-Exempt Cash Managed Shares	(348,035,830)	(348,035,830)	(352,406,232)	(352,406,232)
Tax-Free Investment Class	(399,040,672)	(399,040,672)	(433,534,090)	(433,534,090)
		$(5,984,187,987)		$(10,411,552,190)
Net increase (decrease)
Capital Assets Funds Shares	1,001,904	$1,001,904	(7,293,508)	$(7,293,508)
Davidson Cash Equivalent Shares	(13,515,654)	(13,515,654)	(4,856,262)	(4,856,262)
DWS Tax-Exempt Cash Institutional Shares	(386,266,382)	(386,266,382)	(233,134,844)	(233,134,844)
DWS Tax-Exempt Money Fund	(53,208,522)	(53,208,522)	(62,205,640)	(62,205,640)
DWS Tax-Free Money Fund Class S	(14,782,794)	(14,782,794)	(15,608,080)	(15,608,080)
Premier Money Market Shares**	—	—	(29,373,667)	(29,373,667)
Service Shares	(3,934,051)	(3,934,051)	45,345,704	45,345,704
Tax-Exempt Cash Managed Shares	38,970,512	38,970,512	(81,485,177)	(81,485,177)
Tax-Free Investment Class	(68,556,187)	(68,556,187)	(24,536,098)	(24,536,098)
		$(500,291,174)		$(413,147,572)

** The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statements of assets and liabilities of Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Funds") (the three Funds comprising Cash Account Trust), including the investment portfolios, as of April 30, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio at April 30, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2012

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Funds limited these expenses; had they not done so, expenses would have been higher for the Davidson Cash Equivalent Shares and the Davidson Cash Equivalent Plus Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate each Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Davidson Cash Equivalent Shares Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,000.05	$1,000.05	$1,000.15
Expenses Paid per $1,000*	$1.49	$.55	$1.04
Hypothetical 5% Fund Return
Beginning Account Value 1/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,023.37	$1,024.32	$1,023.82
Expenses Paid per $1,000*	$1.51	$.55	$1.06
* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Davidson Cash Equivalent Shares	.30%	.11%	.21%
For more information, please refer to each Fund's prospectus.

Davidson Cash Equivalent Plus Shares Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio
Beginning Account Value11/1/11	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$1.49	$.55
Hypothetical 5% Fund Return
Beginning Account Value 11/1/11	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,023.37	$1,024.32
Expenses Paid per $1,000*	$1.51	$.55
* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio
Davidson Cash Equivalent Plus Shares	.30%	.11%
For more information, please refer to each Fund's prospectus.

Tax Information (Unaudited)

For the Money Market Portfolio, a total of 6% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

For the Government & Agency Securities Portfolio, a total of 26% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2012, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of April 30, 2012. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	107	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	107
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	107	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2011)	107	Director, CardioNet, Inc.2 (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	107	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	110	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA6 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow6 (1970) Vice President, May 2012-present	Director3, Deutsche Asset Management
Rita Rubin6 (1970) Assistant Secretary, 2009-2012*	Director3 and Senior Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

* Effective May 18, 2012, Rita Rubin no longer serves as Assistant Secretary to the fund.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Service Center
P. O. Box 219151
Kansas City, MO 64121-7195

PRESORTED
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DCES-2
(R- 027584-1 6/12)

ANNUAL REPORT TO SHAREHOLDERS

Premium Reserve Money Market Shares

Fund #97

Money Market Portfolio

April 30, 2012

Contents
4 Portfolio Management Review
8 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
19 Notes to Financial Statements
27 Report of Independent Registered Public Accounting Firm
28 Information About Your Fund's Expenses
29 Tax Information
30 Other Information
31 Summary of Management Fee Evaluation by Independent Fee Consultant
35 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the fund's most recent 12-month period ended April 30, 2012, money markets were responding to alternating degrees of perceived risk in the global financial markets, with short-term rates rising or falling slightly in response to the current state of the European debt crisis. Last summer, the political standoff in the United States related to the raising of the U.S. debt ceiling spurred volatility in financial markets. The extreme difficulties that Congress encountered in coming to agreement regarding the debt ceiling made up a large part of the rationale cited by Standard & Poor's in deciding to downgrade U.S. debt from AAA to AA+. In addition, credit downgrades of various domestic and international banks, and "credit watches" instituted by ratings agencies on some European countries, exerted pressure on the money markets.

"We continue our insistence on the highest credit quality within the fund."

During the first quarter of 2012, extraordinary efforts by the European Central Bank to ensure adequate funding for the Continent's banks heartened investors and led to a significant rally in global financial markets. In the second quarter, however, additional geopolitical uncertainty in Europe (based mainly on strong pushback against austerity measures by political forces within Greece, the Netherlands and France), along with a perceived slowing of U.S. economic momentum in early 2012, led to a more cautious approach by investors.

Positive Contributors to Fund Performance

We continued to hold a large percentage of portfolio assets in short-maturity instruments for yield, high-quality and liquidity purposes. We also maintained a conservative average maturity, with portfolio assets broadly diversified among a number of sectors. During the period, we added some floating-rate notes with maturities from six months to one year (whose yields adjust as interest rates fluctuate) to seek to increase yield, along with some high-quality one-to-three-month bank and corporate securities.

The fund seeks to provide maximum current income consistent with stability of capital.

Fund Performance (as of April 30, 2012)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
Premium Reserve Money Market Shares	.01	%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at www.dws-investments.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Negative Contributors to Fund Performance

Preferring a cautious approach at a time of market uncertainty, we tilted the portfolio toward securities that tended to have lower yields than issues carrying more risk. While this strategy cost the fund some yield, we believe it represented a prudent approach to preserving principal.

Outlook and Positioning

Going forward, investors and the Federal Open Market Committee (FOMC) will be carefully monitoring economic statistics to see whether the U.S. recovery can regain its momentum. When the U.S. Federal Reserve Board's (the Fed's) "Operation Twist" program (where it has been buying long-term Treasury instruments with the goal of lowering longer-term interest rates in order to boost the economy) ends in late June, some market watchers believe that the FOMC will strongly consider a third round of quantitative easing (i.e., injecting a significant amount of new money into the economy for banks to lend) if the U.S. economy continues to falter. And, of course, all eyes will be on Europe, as political leaders and bankers attempt to negotiate a way through the Continent's ongoing debt crisis.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Repurchase agreements a form of short-term borrowing whereby a security is sold on an overnight basis and purchased back the next day.

Floating-rate notes are debt instruments with variable interest rates typically tied to a certain money market index. Adjustments to the interest rates are usually made every six months.

Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating, the higher the probability of default. Credit quality does not remove market risk and is subject to change.

Investment Portfolio as of April 30, 2012

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 8.1%
Banco del Estado de Chile, 0.4%, 5/18/2012	11,500,000	11,500,000
Industrial & Commercial Bank of China:
0.37%, 5/8/2012	12,000,000	12,000,000
0.37%, 5/11/2012	15,000,000	15,000,000
0.37%, 5/24/2012	7,500,000	7,500,000
Mizuho Corporate Bank Ltd., 0.23%, 5/18/2012	17,500,000	17,500,000
Rabobank Nederland NV:
0.35%, 8/16/2012	10,000,000	10,000,297
0.41%, 6/22/2012	25,000,000	25,000,000
Skandinaviska Enskilda Banken AB:
0.4%, 5/16/2012	10,000,000	10,000,000
0.4%, 5/21/2012	12,000,000	12,000,000
0.47%, 7/20/2012	2,000,000	2,000,000
0.47%, 7/20/2012	10,000,000	10,000,000
0.5%, 6/6/2012	12,000,000	12,000,000
Total Certificates of Deposit and Bank Notes (Cost $144,500,297)		144,500,297

Collateralized Mortgage Obligation 0.3%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.638%*, 3/20/2013 (Cost $5,000,000)	5,000,000	5,000,000

Commercial Paper 43.6%
Issued at Discount** 42.1%
Barclays Bank PLC:
0.22%, 5/25/2012	15,000,000	14,997,800
0.23%, 5/10/2012	10,000,000	9,999,425
Coca-Cola Co., 0.23%, 9/5/2012	12,000,000	11,990,263
Collateralized Commercial Paper Co., LLC:
0.3%, 6/6/2012	14,000,000	13,995,800
0.3%, 6/26/2012	38,000,000	37,982,267
0.45%, 10/16/2012	25,000,000	24,947,500
Comcast Corp., 0.42%, 6/1/2012	7,500,000	7,497,287
CVS Caremark Corp., 0.3%, 5/1/2012	7,000,000	7,000,000
Erste Abwicklungsanstalt:
0.57%, 8/31/2012	10,000,000	9,980,683
0.58%, 10/18/2012	7,500,000	7,479,458
0.64%, 9/28/2012	8,000,000	7,978,667
0.68%, 6/5/2012	10,000,000	9,993,389
0.68%, 8/13/2012	4,000,000	3,992,142
0.69%, 5/24/2012	3,000,000	2,998,678
0.72%, 9/4/2012	3,000,000	2,992,440
0.77%, 5/18/2012	4,000,000	3,998,546
0.83%, 8/2/2012	4,000,000	3,991,423
Erste Finance Delaware LLC, 0.18%, 5/1/2012	75,000,000	75,000,000
General Electric Capital Corp.:
0.11%, 5/4/2012	25,000,000	24,999,771
0.24%, 6/21/2012	25,000,000	24,991,500
0.34%, 10/22/2012	15,000,000	14,975,350
Hannover Funding Co., LLC, 0.55%, 6/8/2012	5,000,000	4,997,097
HSBC Bank (U.S.A.) NA, 0.26%, 5/4/2012	38,000,000	37,999,177
ING (U.S.) Funding LLC, 0.42%, 6/13/2012	20,000,000	19,989,967
Kells Funding LLC:
144A, 0.3%, 6/1/2012	15,000,000	14,996,125
144A, 0.3%, 6/1/2012	5,000,000	4,998,708
144A, 0.58%, 9/20/2012	7,000,000	6,983,986
144A, 0.59%, 8/23/2012	17,500,000	17,467,304
144A, 0.6%, 5/10/2012	15,000,000	14,997,750
144A, 0.65%, 8/3/2012	3,000,000	2,994,908
144A, 0.68%, 8/21/2012	5,000,000	4,989,422
Kreditanstal Fuer Wiederaufbau, 144A, 0.225%, 7/13/2012	10,000,000	9,995,437
New York Life Capital Corp., 144A, 0.12%, 5/15/2012	6,000,000	5,999,720
Nieuw Amsterdam Receivables Corp.:
144A, 0.25%, 6/11/2012	25,000,000	24,992,882
144A, 0.26%, 6/19/2012	15,000,000	14,994,692
Nissan Motor Acceptance Corp., 0.43%, 5/17/2012	7,500,000	7,498,567
NRW.Bank, 0.29%, 6/5/2012	6,000,000	5,998,308
Proctor & Gamble Co., 0.1%, 5/31/2012	10,000,000	9,999,167
Prudential Funding LLC, 0.15%, 5/1/2012	7,500,000	7,500,000
SBAB Bank AB:
144A, 0.58%, 7/3/2012	12,000,000	11,987,820
144A, 0.62%, 6/20/2012	10,000,000	9,991,389
144A, 0.7%, 5/16/2012	12,000,000	11,996,500
Skandinaviska Enskilda Banken AB:
0.35%, 6/29/2012	20,000,000	19,988,528
0.485%, 7/11/2012	15,000,000	14,985,652
Standard Chartered Bank:
0.28%, 7/2/2012	14,500,000	14,493,008
0.6%, 6/6/2012	17,500,000	17,489,500
Svenska Handelsbanken AB:
0.28%, 5/11/2012	22,000,000	21,998,289
0.33%, 6/15/2012	7,000,000	6,997,112
Swedbank AB, 0.525%, 5/14/2012	19,050,000	19,046,388
UOB Funding LLC, 0.32%, 5/10/2012	12,500,000	12,499,000
Verizon Communications, Inc., 0.3%, 5/29/2012	5,000,000	4,998,833
Victory Receivables Corp.:
144A, 0.17%, 5/11/2012	12,500,000	12,499,410
144A, 0.2%, 5/14/2012	12,000,000	11,999,133
144A, 0.24%, 5/29/2012	20,000,000	19,996,267
Westpac Banking Corp.:
0.5%, 6/26/2012	1,500,000	1,498,833
0.55%, 8/1/2012	4,000,000	3,994,378
		755,635,646
Issued at Par* 1.5%
ASB Finance Ltd., 144A, 0.691%, 2/1/2013	5,000,000	4,999,242
Kells Funding LLC, 144A, 0.575%, 1/17/2013	15,000,000	15,000,000
Westpac Banking Corp., 144A, 0.518%, 10/26/2012	7,000,000	7,000,000
		26,999,242
Total Commercial Paper (Cost $782,634,888)		782,634,888

Short-Term Notes* 20.3%
Bank of Nova Scotia:
0.45%, 6/11/2012	8,000,000	8,000,000
0.55%, 12/11/2012	12,000,000	12,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.537%, 5/25/2012	26,000,000	25,999,811
Canadian Imperial Bank of Commerce:
0.485%, 4/26/2013	12,000,000	12,000,000
0.495%, 2/7/2013	8,000,000	8,000,000
0.5%, 4/26/2013	17,500,000	17,500,000
Commonwealth Bank of Australia:
144A, 0.501%, 3/1/2013	18,000,000	18,000,000
144A, 0.513%, 5/11/2012	18,000,000	18,000,000
JPMorgan Chase Bank NA, 0.504%, 12/7/2012	23,500,000	23,500,000
Landesbank Baden-Wurttemberg, 144A, 0.694%, 6/22/2012	86,000,000	86,000,000
National Australia Bank Ltd., 0.5%, 3/8/2013	25,000,000	25,000,000
Queensland Treasury Corp., 0.48%, 11/19/2012	14,000,000	14,000,000
Rabobank Nederland NV:
0.39%, 8/16/2012	12,000,000	12,000,000
0.623%, 1/23/2013	10,000,000	10,000,000
144A, 0.637%, 8/16/2014	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp., 0.28%, 3/15/2013	8,000,000	8,000,000
Svenska Handelsbanken AB, 144A, 0.514%, 8/7/2012	8,000,000	8,000,000
Toronto-Dominion Bank, 0.261%, 5/11/2012	12,500,000	12,500,000
Westpac Banking Corp.:
0.331%, 5/9/2012	17,000,000	17,000,000
0.331%, 7/11/2012	12,000,000	12,000,000
0.71%, 2/6/2013	5,000,000	5,000,000
Total Short-Term Notes (Cost $364,499,811)		364,499,811

Government & Agency Obligations 13.3%
U.S. Government Sponsored Agencies 5.3%
Federal Home Loan Bank:
0.036%**, 5/2/2012	25,000,000	24,999,958
0.2%, 11/19/2012	7,000,000	7,001,632
0.23%, 4/25/2013	5,000,000	5,000,000
Federal Home Loan Mortgage Corp.:
0.099%**, 10/2/2012	7,000,000	6,997,006
0.119%**, 8/28/2012	10,000,000	9,996,033
0.129%**, 8/14/2012	8,500,000	8,496,777
0.179%**, 1/9/2013	8,000,000	7,989,880
Federal National Mortgage Association:
0.069%**, 6/18/2012	15,000,000	14,998,600
0.159%**, 10/1/2012	10,000,000	9,993,200
		95,473,086
U.S. Treasury Obligations 8.0%
U.S. Treasury Notes:
0.375%, 8/31/2012	18,501,000	18,514,836
0.375%, 9/30/2012	5,000,000	5,005,119
0.625%, 6/30/2012	7,403,000	7,409,109
0.625%, 7/31/2012	41,000,000	41,050,862
0.75%, 5/31/2012	18,501,000	18,510,956
1.375%, 10/15/2012	20,000,000	20,111,358
1.375%, 1/15/2013	10,000,000	10,082,652
3.375%, 11/30/2012	8,000,000	8,148,911
4.0%, 11/15/2012	10,000,000	10,206,287
4.875%, 6/30/2012	3,702,000	3,730,857
		142,770,947
Total Government & Agency Obligations (Cost $238,244,033)		238,244,033

Time Deposit 3.4%
Citibank NA, 0.16%, 5/1/2012 (Cost $62,000,000)	62,000,000	62,000,000

Municipal Investments 0.4%
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, 0.27%***, 7/1/2014, LOC: Citibank NA (Cost $6,500,000)	6,500,000	6,500,000

Repurchase Agreements 11.3%
Barclays Capital PLC, 0.17%, dated 4/30/2012, to be repurchased at $17,000,080 on 5/1/2012 (a)	17,000,000	17,000,000
BNP Paribas, 0.2%, dated 4/30/2012, to be repurchased at $64,000,356 on 5/1/2012 (b)	64,000,000	64,000,000
Citigroup Global Markets, Inc., 0.17%, dated 4/30/2012, to be repurchased at $50,000,236 on 5/1/2012 (c)	50,000,000	50,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.41%, dated 4/30/2012, to be repurchased at $12,504,983 on 6/4/2012 (d)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.18%, dated 4/30/2012, to be repurchased at $11,195,056 on 5/1/2012 (e)	11,195,000	11,195,000
Merrill Lynch & Co., Inc., 0.18%, dated 4/30/2012, to be repurchased at $48,103,781 on 5/1/2012 (f)	48,103,540	48,103,540
Total Repurchase Agreements (Cost $202,798,540)		202,798,540

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,806,177,569)+	100.7	1,806,177,569
Other Assets and Liabilities, Net	(0.7)	(12,717,920)
Net Assets	100.0	1,793,459,649

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2012.

+ The cost for federal income tax purposes was $1,806,177,569.

(a) Collateralized by $13,490,400 U.S. Treasury Bond, 4.5%, maturing on 8/15/2039 with a value of $17,340,047.

(b) Collateralized by $58,613,000 Federal National Mortgage Association, with various coupon rates from 4.11-6.21%, with the various maturity dates of 11/15/2030-6/5/2036 with a value of $65,280,078.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
20,467,500	U.S. Treasury Bond	3.75	8/15/2041	23,241,596
25,676,100	U.S. Treasury Note	2.375	7/31/2017	27,758,490
Total Collateral Value				51,000,086

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,750,000	Banco de Credito del Peru	6.125	4/24/2027	2,773,432
3,880,000	FPL Energy National Wind LLC	5.608	3/10/2024	2,247,730
496,000	Liberty Mutual Group, Inc.	7.25	9/1/2012	518,094
5,525,000	Pernod-Ricard SA	5.5	1/15/2042	5,734,950
895,000	Ruby Pipeline LLC	6.0	4/1/2022	942,059
560,000	Tate & Lyle International Finance PLC	6.625	6/15/2016	661,049
Total Collateral Value				12,877,314

(e) Collateralized by $11,907,443 U.S. Treasury STRIPS, with the various maturity dates of 11/15/2013-11/15/2017 with a value of $11,423,484.

(f) Collateralized by $49,088,400 U.S. Treasury Bill, maturing on 9/13/2012 with a value of $49,065,672.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (g)	$—	$1,603,379,029	$—	$1,603,379,029
Repurchase Agreements	—	202,798,540	—	202,798,540
Total	$—	$1,806,177,569	$—	$1,806,177,569

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(g) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Money Market Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,603,379,029
Repurchase agreements, valued at amortized cost	202,798,540
Total investments in securities, valued at amortized cost	1,806,177,569
Receivable for Fund shares sold	1,954
Interest receivable	874,957
Due from Advisor	9,144
Other assets	83,859
Total assets	1,807,147,483
Liabilities
Cash overdraft	12,845,427
Payable for Fund shares redeemed	63,396
Accrued management fee	244,316
Accrued Trustees' fees	5,806
Other accrued expenses and payables	528,889
Total liabilities	13,687,834
Net assets, at value	$1,793,459,649
Net Assets Consist of
Undistributed net investment income	39,089
Accumulated net realized gain (loss)	(23,081)
Paid-in capital	1,793,443,641
Net assets, at value	$1,793,459,649

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Money Market Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($733,706,163 ÷ 733,335,162 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Capital Assets Funds Preferred Shares Net Asset Value, offering and redemption price per share ($2,553,660 ÷ 2,552,368 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($9,358,259 ÷ 9,353,527 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($707,984 ÷ 707,626 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($54,461,896 ÷ 54,434,338 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($992,671,687 ÷ 992,169,725 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Money Market Portfolio
Income: Interest	$5,594,123
Expenses: Management fee	3,384,244
Services to shareholders	5,240,074
Distribution and service fees	12,199,093
Custodian fee	48,477
Professional fees	116,899
Reports to shareholders	465,764
Registration fees	145,989
Trustees' fees and expenses	67,327
Other	75,734
Total expenses before expense reductions	21,743,601
Expense reductions	(16,436,592)
Total expenses after expense reductions	5,307,009
Net investment income	287,114
Net realized gain (loss) from investments	(23,081)
Net increase (decrease) in net assets resulting from operations	$264,033

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$287,114	$337,889
Net realized gain (loss)	(23,081)	46,708
Net increase in net assets resulting from operations	264,033	384,597
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(151,966)	(187,975)
Capital Assets Funds Preferred Shares	(1,683)	(13,299)
Davidson Cash Equivalent Shares	(1,139)	(1,869)
Davidson Cash Equivalent Plus Shares	(101)	(221)
Premier Money Market Shares	—	(5,042)
Premium Reserve Money Market Shares	(5,559)	(7,826)
Service Shares	(126,660)	(183,668)
Total distributions	(287,108)	(399,900)
Fund share transactions: Proceeds from shares sold	2,195,076,399	2,807,221,339
Reinvestment of distributions	284,155	395,534
Cost of shares redeemed	(2,987,807,342)	(2,616,619,588)
Net increase (decrease) in net assets from Fund share transactions	(792,446,788)	190,997,285
Increase (decrease) in net assets	(792,469,863)	190,981,982
Net assets at beginning of period	2,585,929,512	2,394,947,530
Net assets at end of period (including undistributed net investment income of $39,089 and $39,083, respectively)	$1,793,459,649	$2,585,929,512

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Premium Reserve Money Market Shares
	Years Ended April 30,
	2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.001		.016	.043
Net realized and unrealized gain (loss)	(.000	)*	.000	*	.000	*	.000 *	.000	*
Total from investment operations	.000	*	.000	*	.001		.016	.043
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.001)		(.016)	(.043)
Net realized gains	—		—		(.000	)*	—	—
Total distributions	(.000	)*	(.000	)*	(.001)		(.016)	(.043)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)	.01	a	.01	a	.06	a	1.65	4.38	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	54		62		70		411	404
Ratio of expenses before expense reductions (%)	.61		.58		.56		.56	.57
Ratio of expenses after expense reductions (%)	.26		.35		.46		.56	.57
Ratio of net investment income (%)	.01		.01		.05		1.60	4.24
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Money Market Portfolio (the "Fund").

Money Market Portfolio offers six classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares.

The financial highlights for all classes of shares, other than Premium Reserve Money Market Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, the Fund had net tax basis capital loss carryforwards of approximately $23,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($23,000) and long-term losses ($0).

The Fund has reviewed the tax positions for the open tax years as of April 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2012, the Fund's components of distributable earnings on a tax basis are as follows:
Undistributed ordinary income*	$39,089
Capital loss carryforwards	$(23,000)

In addition,the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2012	2011
Distributions from ordinary income*	$287,108	$399,900

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Fund pays a monthly management fee based on the combined average daily net assets of the three funds in the Trust and allocated to Money Market Portfolio based on its relative net assets, accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice.

For the year ended April 30, 2012, the Fund incurred a management fee equivalent to the following annual effective rate of the Fund's average daily net assets:
Fund	Annual Effective Rate
Money Market Portfolio	.16%

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2012, the amounts charged to the Fund by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$1,895,154	$1,588,614	$95,046
Capital Assets Funds Preferred Shares	5,058	4,782	177
Davidson Cash Equivalent Shares	30,865	25,272	1,753
Davidson Cash Equivalent Plus Shares	2,483	2,002	124
Premium Reserve Money Market Shares	84,781	55,887	8,207
Service Shares	3,159,258	2,560,942	154,672
	$5,177,599	$4,237,499	$259,979

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2012, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$2,501,604	$2,501,604	.00%	.33%
Capital Assets Funds Preferred Shares	6,717	6,717	.00%	.20%
Davidson Cash Equivalent Shares	34,099	34,099	.00%	.30%
Davidson Cash Equivalent Plus Shares	2,524	2,524	.00%	.25%
Service Shares	7,582,218	7,582,218	.00%	.60%
	$10,127,162	$10,127,162

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2012, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,895,154	$1,895,154	.00%	.25%
Capital Assets Funds Preferred Shares	3,358	3,358	.00%	.10%
Davidson Cash Equivalent Shares	28,416	28,416	.00%	.25%
Davidson Cash Equivalent Plus Shares	2,019	2,019	.00%	.20%
Premium Reserve Money Market Shares	142,984	142,984	.00%	.25%
	$2,071,931	$2,071,931

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2012
Money Market Portfolio	$44,001	$15,153

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

4. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Money Market Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	740,327,726	$740,327,726	839,154,629	$839,154,629
Capital Assets Funds Preferred Shares	15,237,717	15,237,717	16,426,872	16,426,872
Davidson Cash Equivalent Shares	5,888,909	5,888,909	3,734,002	3,734,002
Davidson Cash Equivalent Plus Shares	303,684	303,684	870,248	870,248
Premier Money Market Shares*	—	—	44,284,933	44,284,933
Premium Reserve Money Market Shares	90,937,663	90,937,663	111,139,828	111,139,828
Service Shares	1,342,380,700	1,342,380,700	1,791,610,827	1,791,610,827
		$2,195,076,399		$2,807,221,339
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	151,503	$151,503	187,455	$187,455
Capital Assets Funds Preferred Shares	1,677	1,677	13,160	13,160
Davidson Cash Equivalent Shares	1,136	1,136	1,863	1,863
Davidson Cash Equivalent Plus Shares	101	101	220	220
Premier Money Market Shares*	—	—	4,160	4,160
Premium Reserve Money Market Shares	3,793	3,793	5,371	5,371
Service Shares	125,945	125,945	183,305	183,305
		$284,155		$395,534
Shares redeemed
Capital Assets Funds Shares	(852,717,812)	$(852,717,812)	(890,506,653)	$(890,506,653)
Capital Assets Funds Preferred Shares	(17,403,287)	(17,403,287)	(64,951,835)	(64,951,835)
Davidson Cash Equivalent Shares	(9,655,583)	(9,655,583)	(8,417,805)	(8,417,805)
Davidson Cash Equivalent Plus Shares	(906,966)	(906,966)	(1,850,907)	(1,850,907)
Premier Money Market Shares*	—	—	(163,286,900)	(163,286,900)
Premium Reserve Money Market Shares	(98,084,584)	(98,084,584)	(119,115,201)	(119,115,201)
Service Shares	(2,009,039,110)	(2,009,039,110)	(1,368,490,287)	(1,368,490,287)
		$(2,987,807,342)		$(2,616,619,588)
Net increase (decrease)
Capital Assets Funds Shares	(112,238,583)	$(112,238,583)	(51,164,569)	$(51,164,569)
Capital Assets Funds Preferred Shares	(2,163,893)	(2,163,893)	(48,511,803)	(48,511,803)
Davidson Cash Equivalent Shares	(3,765,538)	(3,765,538)	(4,681,940)	(4,681,940)
Davidson Cash Equivalent Plus Shares	(603,181)	(603,181)	(980,439)	(980,439)
Premier Money Market Shares*	—	—	(118,997,807)	(118,997,807)
Premium Reserve Money Market Shares	(7,143,128)	(7,143,128)	(7,970,002)	(7,970,002)
Service Shares	(666,532,465)	(666,532,465)	423,303,845	423,303,845
		$(792,446,788)		$190,997,285

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Money Market Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Portfolio at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2012

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Premium Reserve Money Market Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	Premium Reserve Money Market Shares
Beginning Account Value 11/1/11	$1,000.00
Ending Account Value 4/30/12	$1,000.05
Expenses Paid per $1,000*	$1.49
Hypothetical 5% Fund Return
Beginning Account Value 11/1/11	$1,000.00
Ending Account Value 4/30/12	$1,023.37
Expenses Paid per $1,000*	$1.51
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios
Premium Reserve Money Market Shares	.30%
For more information, please refer to the Fund's prospectus.

Tax Information (Unaudited)

A total of 6% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of April 30, 2012. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	107	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	107
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	107	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2011)	107	Director, CardioNet, Inc.2 (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	107	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	110	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA6 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow6 (1970) Vice President, May 2012-present	Director3, Deutsche Asset Management
Rita Rubin6 (1970) Assistant Secretary, 2009-2012*	Director3 and Senior Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

* Effective May 18, 2012, Rita Rubin no longer serves as Assistant Secretary to the fund.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Service Center
P. O. Box 219151
Kansas City, MO 64121-7195

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CATP-2
(R-027586-1 6/12)

APRIL 30, 2012 Annual Report to Shareholders

Government & Agency Securities Portfolio DWS Government Cash Institutional Shares Fund #250 Government Cash Managed Shares Fund #254

Contents
3 Portfolio Management Review
7 Investment Portfolio
11 Statement of Assets and Liabilities
13 Statement of Operations
14 Statement of Changes in Net Assets
15 Financial Highlights
17 Notes to Financial Statements
26 Report of Independent Registered Public Accounting Firm
27 Information About Your Fund's Expenses
28 Tax Information
29 Other Information
30 Summary of Management Fee Evaluation by Independent Fee Consultant
34 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the fund's most recent 12-month period ended April 30, 2012, money markets were responding to alternating degrees of perceived risk in the global financial markets, with short-term rates rising or falling slightly in response to the current state of the European debt crisis. Last summer, the political standoff in the United States related to the raising of the U.S. debt ceiling spurred volatility in financial markets. The extreme difficulties that Congress encountered in coming to agreement regarding the debt ceiling made up a large part of the rationale cited by Standard & Poor's in deciding to downgrade U.S. debt from AAA to AA+. In addition, credit downgrades of various domestic and international banks, and "credit watches" instituted by ratings agencies on some European countries, exerted pressure on the money markets.

"We continue our insistence on the highest credit quality within the fund."

During the first quarter of 2012, extraordinary efforts by the European Central Bank to ensure adequate funding for the Continent's banks heartened investors and led to a significant rally in global financial markets. In the second quarter, however, additional geopolitical uncertainty in Europe (based mainly on strong pushback against austerity measures by political forces within Greece, the Netherlands and France), along with a perceived slowing of U.S. economic momentum in early 2012, led to a more cautious approach by investors.

Positive Contributors to Fund Performance

We pursued a "barbell" strategy by holding overnight repurchase agreements for safety and liquidity purposes, along with strategic purchases of six-month-to-one-year-maturity government and agency money market issues in order to take advantage of higher yields in longer maturities. Additionally, we found opportunities by purchasing one-year-to-18-month government and agency floating-rate notes.

The fund seeks to provide maximum current income consistent with stability of capital.

Negative Contributors to Fund Performance

Preferring a cautious approach at a time of market uncertainty, we tilted the portfolio toward securities that tended to have lower yields than issues carrying more risk. While this strategy cost the fund some yield, we believe it represented a prudent approach to preserving principal.

Fund Performance (as of April 30, 2012)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
	7-Day Current Yield
DWS Government Cash Institutional Shares	.03	%*
Government Cash Managed Shares	.01	%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at www.dws-investments.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Outlook and Positioning

Going forward, investors and the Federal Open Market Committee (FOMC) will be carefully monitoring economic statistics to see whether the U.S. recovery can regain its momentum. When the U.S. Federal Reserve Board's (the Fed's) "Operation Twist" program (where it has been buying long-term Treasury instruments with the goal of lowering longer-term interest rates in order to boost the economy) ends in late June, some market watchers believe that the FOMC will strongly consider a third round of quantitative easing (i.e., injecting a significant amount of new money into the economy for banks to lend) if the U.S. economy continues to falter. And, of course, all eyes will be on Europe, as political leaders and bankers attempt to negotiate a way through the Continent's ongoing debt crisis.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Repurchase agreements a form of short-term borrowing whereby a security is sold on an overnight basis and purchased back the next day.

Floating-rate notes are debt instruments with variable interest rates typically tied to a certain money market index. Adjustments to the interest rates are usually made every six months.

The barbell strategy involves purchasing bonds with a variety of long- and short-term maturities.

Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating, the higher the probability of default. Credit quality does not remove market risk and is subject to change.

Investment Portfolio as of April 30, 2012

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 1.5%
Issued at Discount*
Straight-A Funding LLC:
144A, 0.18%, 5/11/2012	15,000,000	14,999,250
144A, 0.18%, 7/9/2012	38,000,000	37,986,890
Total Commercial Paper (Cost $52,986,140)		52,986,140

Government & Agency Obligations 56.3%
U.S. Government Sponsored Agencies 45.9%
Federal Farm Credit Bank:
0.03%*, 5/1/2012	49,500,000	49,500,000
0.109%*, 9/14/2012	32,500,000	32,486,494
0.15%, 2/15/2013	24,000,000	23,986,936
0.17%**, 5/18/2012	165,000,000	164,999,612
0.179%*, 10/25/2012	8,000,000	7,992,920
Federal Home Loan Bank:
0.03%*, 5/1/2012	50,000,000	50,000,000
0.036%*, 5/2/2012	50,000,000	49,999,917
0.036%*, 5/4/2012	3,500,000	3,499,988
0.06%*, 5/1/2012	2,183,000	2,183,000
0.069%*, 6/21/2012	50,000,000	49,995,042
0.086%*, 5/23/2012	35,000,000	34,998,075
0.09%, 5/4/2012	50,000,000	49,999,934
0.125%, 3/5/2013	10,000,000	9,991,780
0.13%, 5/15/2012	30,000,000	29,999,394
0.14%, 9/10/2012	25,000,000	24,997,453
0.149%*, 10/9/2012	35,000,000	34,976,521
0.15%, 10/23/2012	35,000,000	34,997,882
0.159%*, 11/1/2012	17,000,000	16,986,098
0.159%*, 11/9/2012	25,000,000	24,978,667
0.159%*, 11/13/2012	20,000,000	19,982,578
0.17%, 1/23/2013	35,000,000	34,994,029
0.17%, 2/11/2013	22,375,000	22,362,839
0.18%, 11/21/2012	10,000,000	9,999,543
0.2%, 11/19/2012	15,000,000	15,003,496
0.21%, 1/8/2013	10,000,000	9,998,946
0.22%, 4/19/2013	50,000,000	49,993,648
0.23%, 8/24/2012	15,000,000	15,001,954
0.31%**, 5/17/2013	38,000,000	38,000,000
0.32%**, 4/5/2013	22,500,000	22,497,870
0.32%**, 4/12/2013	22,000,000	21,997,889
1.75%, 3/8/2013	10,000,000	10,130,166
Federal Home Loan Mortgage Corp.:
0.053%*, 5/21/2012	28,650,000	28,649,125
0.07%*, 7/10/2012	50,000,000	49,993,194
0.086%*, 5/25/2012	65,000,000	64,996,100
0.089%*, 7/17/2012	38,000,000	37,992,685
0.099%*, 7/11/2012	32,500,000	32,493,590
0.099%*, 10/2/2012	15,000,000	14,993,583
0.119%*, 7/17/2012	30,000,000	29,992,300
0.119%*, 8/28/2012	18,500,000	18,492,662
0.129%*, 8/7/2012	75,000,000	74,973,458
0.129%*, 8/6/2012	33,696,000	33,684,197
0.169%*, 1/9/2013	25,000,000	24,970,132
0.179%*, 1/9/2013	35,000,000	34,955,725
0.18%**, 9/13/2013	75,000,000	74,995,413
Federal National Mortgage Association:
0.051%*, 5/7/2012	50,000,000	49,999,500
0.069%*, 6/18/2012	30,000,000	29,997,200
0.099%*, 10/15/2012	25,000,000	24,988,403
0.159%*, 10/1/2012	10,000,000	9,993,200
0.189%*, 10/1/2012	17,500,000	17,485,869
		1,620,179,007
U.S. Treasury Obligations 10.4%
U.S. Treasury Bill, 0.15%*, 9/13/2012	25,000,000	24,985,937
U.S. Treasury Notes:
0.375%, 8/31/2012	36,700,000	36,727,446
0.625%, 6/30/2012	14,685,000	14,697,117
0.625%, 7/31/2012	78,000,000	78,097,566
0.75%, 5/31/2012	36,700,000	36,719,750
1.375%, 10/15/2012	36,000,000	36,200,444
1.375%, 11/15/2012	25,000,000	25,169,117
1.375%, 1/15/2013	25,000,000	25,206,631
3.375%, 11/30/2012	20,000,000	20,372,470
4.0%, 11/15/2012	25,000,000	25,515,717
4.75%, 5/31/2012	37,500,000	37,643,821
4.875%, 6/30/2012	7,343,000	7,400,238
		368,736,254
Total Government & Agency Obligations (Cost $1,988,915,261)		1,988,915,261

Repurchase Agreements 42.1%
Barclays Capital PLC, 0.17%, dated 4/30/2012, to be repurchased at $199,000,940 on 5/1/2012 (a)	199,000,000	199,000,000
BNP Paribas, 0.19%, dated 4/30/2012, to be repurchased at $170,000,897 on 5/1/2012 (b)	170,000,000	170,000,000
BNP Paribas (c), 0.2%, dated 4/30/2012, to be repurchased at $37,000,206 on 5/1/2012	37,000,000	37,000,000
Citigroup, Inc., 0.15%, dated 4/25/2012, to be repurchased at $200,005,833 on 5/2/2012 (d)	200,000,000	200,000,000
Citigroup, Inc., 0.17%, dated 4/30/2012, to be repurchased at $10,000,047 on 5/1/2012 (e)	10,000,000	10,000,000
JPMorgan Securities, Inc., 0.18%, dated 4/30/2012, to be repurchased at $46,000,230 on 5/1/2012 (f)	46,000,000	46,000,000
JPMorgan Securities, Inc., 0.2%, dated 4/30/2012, to be repurchased at $136,000,756 on 5/1/2012 (g)	136,000,000	136,000,000
Merrill Lynch & Co., Inc., 0.18%, dated 4/30/2012, to be repurchased at $25,067,907 on 5/1/2012 (h)	25,067,782	25,067,782
Merrill Lynch & Co., Inc., 0.21%, dated 4/30/2012, to be repurchased at $140,000,817 on 5/1/2012 (i)	140,000,000	140,000,000
Morgan Stanley & Co., Inc., 0.21%, dated 4/30/2012, to be repurchased at $150,000,875 on 5/1/2012 (j)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.17%, dated 4/25/2012, to be repurchased at $123,004,066 on 5/2/2012 (k)	123,000,000	123,000,000
The Goldman Sachs & Co., 0.2%, dated 4/30/2012, to be repurchased at $250,001,389 on 5/1/2012 (l)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $1,486,067,782)		1,486,067,782

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,527,969,183)+	99.9	3,527,969,183
Other Assets and Liabilities, Net	0.1	2,281,883
Net Assets	100.0	3,530,251,066

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

+ The cost for federal income tax purposes was $3,527,969,183.

(a) Collateralized by $200,587,100 U.S. Treasury Notes, with various coupon rates from 0.875-1.375%, with various maturity dates of 2/15/2013-12/31/2016 with a value of $202,980,070.

(b) Collateralized by $169,108,000 U.S. Treasury Notes, with various coupon rates from1.875-2.5%, with various maturity dates of 3/31/2013-2/28/2014 with a value of $173,400,079.

(c) Collateralized by $36,807,000 Federal National Mortgage Association, with various coupon rates from 1.55-5.095%, with various maturity dates of 1/20/2017-5/24/2030 with a value of $37,740,986.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
70,832,800	U.S. Treasury Note	0.5	11/15/2013	71,272,244
102,130,100	U.S. Treasury Inflation Indexed Bond	1.625	1/15/2015	132,780,328
Total Collateral Value				204,052,572

(e) Collateralized by $8,982,600 U.S. Treasury Bond, 3.75%, maturing on 8/15/2041 with a value of $10,200,072.

(f) Collateralized by $47,989,275 U.S. Treasury STRIPS, with various maturity dates of 11/15/2013-2/15/2017 with a value of $46,922,440.

(g) Collateralized by $131,027,207 Federal Home Loan Mortgage Corp., with various coupon rates from 1.95-6.325%, with various maturity dates of 2/1/2023-5/1/2042 with a value of $138,721,327.

(h) Collateralized by $25,611,300 U.S. Treasury Note, 0.25%, maturing on 12/15/2014 with a value of $25,569,190.

(i) Collateralized by $139,347,058 Federal Home Loan Mortgage Corp., 3.5%, maturing on 2/1/2042 with a value of $142,800,000.

(j) Collateralized by $271,775,549 Federal National Mortgage Association, with various coupon rates from 3.0-5.0%, with various maturity dates of 1/1/2026-3/1/2042 with a value of $153,000,000.

(k) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,206,822	Federal Home Loan Mortgage Corp.	4.0-5.0	6/1/2031-4/1/2042	46,025,000
72,900,459	Federal National Mortgage Association	2.138-6.5	4/1/2025-7/1/2037	79,435,001
Total Collateral Value				125,460,001

(l) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
119,862,894	Federal Home Loan Mortgage Corp.	3.378-4.5	9/1/2039-11/1/2041	126,674,922
118,001,481	Federal National Mortgage Association	4.5-5.5	2/1/2029-9/1/2030	128,325,078
Total Collateral Value				255,000,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (m)	$—	$2,041,901,401	$—	$2,041,901,401
Repurchase Agreements	—	1,486,067,782	—	1,486,067,782
Total	$—	$3,527,969,183	$—	$3,527,969,183

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(m) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Government & Agency Securities Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,041,901,401
Repurchase agreements, valued at amortized cost	1,486,067,782
Total investments in securities, valued at amortized cost	3,527,969,183
Cash	62,619
Receivable for Fund shares sold	169,983
Interest receivable	2,386,051
Due from Advisor	3,214
Other assets	92,800
Total assets	3,530,683,850
Liabilities
Payable for Fund shares redeemed	79,443
Distributions payable	26,442
Accrued Trustees' fees	11,512
Other accrued expenses and payables	315,387
Total liabilities	432,784
Net assets, at value	$3,530,251,066
Net Assets Consist of
Undistributed net investment income	201,492
Accumulated net realized gain (loss)	(446,779)
Paid-in capital	3,530,496,353
Net assets, at value	$3,530,251,066

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($236,577,233 ÷ 236,592,482 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($24,811,776 ÷ 24,813,375 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($93,501,194 ÷ 93,507,221 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($139,497,381 ÷ 139,506,366 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($2,712,504,943 ÷ 2,712,679,779 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($215,394,427 ÷ 215,408,311 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($107,964,112 ÷ 107,971,071 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$4,937,792
Expenses: Management fee	2,544,996
Administration fee	4,172,757
Services to shareholders	1,830,133
Distribution and service fees	3,297,316
Custodian fee	60,173
Professional fees	119,452
Reports to shareholders	75,099
Registration fees	147,402
Trustees' fees and expenses	144,737
Other	172,102
Total expenses before expense reductions	12,564,167
Expense reductions	(8,882,048)
Total expenses after expense reductions	3,682,119
Net investment income	1,255,673
Net realized gain (loss) from investments	155,718
Net increase (decrease) in net assets resulting from operations	$1,411,391

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$1,255,673	$2,339,963
Net realized gain (loss)	155,718	(602,497)
Net increase in net assets resulting from operations	1,411,391	1,737,466
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(24,512)	(29,745)
Davidson Cash Equivalent Shares	(2,348)	(2,133)
Davidson Cash Equivalent Plus Shares	(7,569)	(5,528)
DWS Government & Agency Money Fund	(14,615)	(28,169)
DWS Government Cash Institutional Shares	(1,165,027)	(2,230,405)
Government Cash Managed Shares	(24,030)	(21,680)
Service Shares	(17,564)	(12,160)
Total distributions	(1,255,665)	(2,329,820)
Fund share transactions: Proceeds from shares sold	33,927,293,511	38,138,317,757
Reinvestment of distributions	717,672	1,201,174
Cost of shares redeemed	(35,969,779,735)	(40,469,462,394)
Net increase (decrease) in net assets from Fund share transactions	(2,041,768,552)	(2,329,943,463)
Increase (decrease) in net assets	(2,041,612,826)	(2,330,535,817)
Net assets at beginning of period	5,571,863,892	7,902,399,709
Net assets at end of period (including undistributed net investment income of $201,492 and $201,484, respectively)	$3,530,251,066	$5,571,863,892

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio DWS Government Cash Institutional Shares
	Years Ended April 30,
	2012		2011	2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.001	.001		.015		.044
Net realized and unrealized gain (loss)	.000	*	(.000 )*	.000	*	.000	*	.000 *
Total from investment operations	.000	*	.001	.001		.015		.044
Less distributions from: Net investment income	(.000	)*	(.001)	(.001)		(.015)		(.015)
Net realized gains	—		—	(.000	)*	—		—
Total distributions	(.000	)*	(.001)	(.001)		(.015)		(.015)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00
Total Return (%)a	.04		.06	.14		1.49		4.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,713		4,772	6,899		14,646		1,156
Ratio of expenses before expense reductions (%)	.19		.19	.19		.21		.23
Ratio of expenses after expense reductions (%)	.08		.16	.18		.20		.21
Ratio of net investment income (%)	.04		.07	.14		.94	b	4.24
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Amount is less than $.0005.

Government & Agency Securities Portfolio Government Cash Managed Shares
	Years Ended April 30,
	2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.013		.042
Net realized and unrealized gain (loss)	.000	*	(.000	)*	.000	*	.000	*	.000 *
Total from investment operations	.000	*	.000	*	.000	*	.013		.042
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.013)		(.042)
Net realized gains	—		—		(.000	)*	—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.013)		(.042)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.02		1.27		4.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	215		180		280		477		379
Ratio of expenses before expense reductions (%)	.41		.41		.42		.44		.44
Ratio of expenses after expense reductions (%)	.11		.22		.31		.43		.42
Ratio of net investment income (%)	.01		.01		.02		1.05	b	4.03
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Amount is less than $.0005.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, the Fund had a net tax basis capital loss carryforward of approximately $438,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2011 through April 30, 2012, the Fund elects to defer qualified late year losses of approximately $8,800 of net realized short-term capital losses and treat them as arising in the fiscal year ending April 30, 2013.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2012, the Fund's components of distributable earnings on a tax basis are as follows:
Undistributed ordinary income*	$227,934
Capital loss carryforwards	$(438,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2012	2011
Distributions from ordinary income*	$1,255,665	$2,329,820

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.23% and 0.46%, respectively.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice.

Accordingly, for the year ended April 30, 2012, the Advisor earned a management fee on the Fund aggregating $2,544,996, all of which was waived.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2012, the Administration Fee was as follows:
	Administration Fee	Waived	Unpaid at April 30, 2012
Government & Agency Securities Portfolio	$4,172,757	$1,542,988	$288,249

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2012, the amounts charged to the Fund by DISC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$607,759	$540,707	$23,952
Davidson Cash Equivalent Shares	59,587	52,856	1,997
Davidson Cash Equivalent Plus Shares	150,743	128,840	6,951
DWS Government & Agency Money Fund	119,555	80,582	8,835
DWS Government Cash Institutional Shares	184,011	184,011	—
Government Cash Managed Shares	187,511	122,297	9,969
Service Shares	434,388	387,455	6,729
	$1,743,554	$1,496,748	$58,433

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2012, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$806,506	$806,506	.00%	.33%
Davidson Cash Equivalent Shares	70,243	70,243	.00%	.30%
Davidson Cash Equivalent Plus Shares	188,890	188,890	.00%	.25%
Service Shares	1,051,331	1,051,331	.00%	.60%
	$2,116,970	$2,116,970

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2012, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$610,989	$610,989	.00%	.25%
Davidson Cash Equivalent Shares	58,536	58,536	.00%	.25%
Davidson Cash Equivalent Plus Shares	151,112	151,112	.00%	.20%
Government Cash Managed Shares	359,709	359,709	.00%	.15%
	$1,180,346	$1,180,346

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" expenses was as follows:
	Total Aggregated	Unpaid at April 30, 2012
Government & Agency Securities Portfolio	$55,432	$19,286

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2012, there was one shareholder account that held approximately 10% of the outstanding shares of the Government & Agency Securities Portfolio.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	447,922,936	$447,922,936	628,481,114	$628,481,114
Davidson Cash Equivalent Shares	41,768,083	41,768,083	24,463,758	24,463,758
Davidson Cash Equivalent Plus Shares	213,635,877	213,635,877	275,786,862	275,786,862
DWS Government & Agency Money Fund	61,520,170	61,520,170	72,103,322	72,103,322
DWS Government Cash Institutional Shares	30,092,618,931	30,092,618,931	34,835,288,142	34,835,288,142
Government Cash Managed Shares	2,673,520,482	2,673,520,482	2,032,853,974	2,032,853,974
Service Shares	396,307,032	396,307,032	269,340,585	269,340,585
		$33,927,293,511		$38,138,317,757
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	24,434	$24,434	29,657	$29,657
Davidson Cash Equivalent Shares	2,343	2,343	2,127	2,127
Davidson Cash Equivalent Plus Shares	7,560	7,560	5,509	5,509
DWS Government & Agency Money Fund	13,959	13,959	27,796	27,796
DWS Government Cash Institutional Shares	644,365	644,365	1,118,270	1,118,270
Government Cash Managed Shares	7,755	7,755	5,696	5,696
Service Shares	17,256	17,256	12,119	12,119
		$717,672		$1,201,174
Shares redeemed
Capital Assets Funds Shares	(495,723,357)	$(495,723,357)	(648,126,914)	$(648,126,914)
Davidson Cash Equivalent Shares	(36,015,591)	(36,015,591)	(25,307,057)	(25,307,057)
Davidson Cash Equivalent Plus Shares	(153,400,457)	(153,400,457)	(292,761,983)	(292,761,983)
DWS Government & Agency Money Fund	(92,132,646)	(92,132,646)	(134,495,012)	(134,495,012)
DWS Government Cash Institutional Shares	(32,152,791,854)	(32,152,791,854)	(36,963,523,481)	(36,963,523,481)
Government Cash Managed Shares	(2,637,952,274)	(2,637,952,274)	(2,132,755,829)	(2,132,755,829)
Service Shares	(401,763,556)	(401,763,556)	(272,492,118)	(272,492,118)
		$(35,969,779,735)		$(40,469,462,394)
Net increase (decrease)
Capital Assets Funds Shares	(47,775,987)	$(47,775,987)	(19,616,143)	$(19,616,143)
Davidson Cash Equivalent Shares	5,754,835	5,754,835	(841,172)	(841,172)
Davidson Cash Equivalent Plus Shares	60,242,980	60,242,980	(16,969,612)	(16,969,612)
DWS Government & Agency Money Fund	(30,598,517)	(30,598,517)	(62,363,894)	(62,363,894)
DWS Government Cash Institutional Shares	(2,059,528,558)	(2,059,528,558)	(2,127,117,069)	(2,127,117,069)
Government Cash Managed Shares	35,575,963	35,575,963	(99,896,159)	(99,896,159)
Service Shares	(5,439,268)	(5,439,268)	(3,139,414)	(3,139,414)
		$(2,041,768,552)		$(2,329,943,463)

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Government & Agency Securities Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Securities Portfolio at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2012

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 11/1/11	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,000.15	$1,000.05
Expenses Paid per $1,000*	$.45	$.55
Hypothetical 5% Fund Return
Beginning Account Value 11/1/11	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,024.42	$1,024.32
Expenses Paid per $1,000*	$.45	$.55
* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios
DWS Government Cash Institutional Shares		.09%
Government Cash Managed Shares		.11%
For more information, please refer to each Fund's prospectus.

Tax Information (Unaudited)

A total of 26% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of April 30, 2012. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	107	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	107
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	107	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2011)	107	Director, CardioNet, Inc.2 (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	107	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	110	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA6 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow6 (1970) Vice President, May 2012-present	Director3, Deutsche Asset Management
Rita Rubin6 (1970) Assistant Secretary, 2009-2012*	Director3 and Senior Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

* Effective May 18, 2012, Rita Rubin no longer serves as Assistant Secretary to the fund.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

DGCF-2
(R-027587-1 6/12)

APRIL 30, 2012 Annual Report to Shareholders

Government & Agency Securities Portfolio DWS Government & Agency Money Fund

Contents
3 Portfolio Management Review
7 Investment Portfolio
11 Statement of Assets and Liabilities
13 Statement of Operations
14 Statement of Changes in Net Assets
15 Financial Highlights
16 Notes to Financial Statements
25 Report of Independent Registered Public Accounting Firm
26 Information About Your Fund's Expenses
27 Tax Information
28 Other Information
29 Summary of Management Fee Evaluation by Independent Fee Consultant
33 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the fund's most recent 12-month period ended April 30, 2012, money markets were responding to alternating degrees of perceived risk in the global financial markets, with short-term rates rising or falling slightly in response to the current state of the European debt crisis. Last summer, the political standoff in the United States related to the raising of the U.S. debt ceiling spurred volatility in financial markets. The extreme difficulties that Congress encountered in coming to agreement regarding the debt ceiling made up a large part of the rationale cited by Standard & Poor's in deciding to downgrade U.S. debt from AAA to AA+. In addition, credit downgrades of various domestic and international banks, and "credit watches" instituted by ratings agencies on some European countries, exerted pressure on the money markets.

"We continue our insistence on the highest credit quality within the fund."

During the first quarter of 2012, extraordinary efforts by the European Central Bank to ensure adequate funding for the Continent's banks heartened investors and led to a significant rally in global financial markets. In the second quarter, however, additional geopolitical uncertainty in Europe (based mainly on strong pushback against austerity measures by political forces within Greece, the Netherlands and France), along with a perceived slowing of U.S. economic momentum in early 2012, led to a more cautious approach by investors.

Positive Contributors to Fund Performance

We pursued a "barbell" strategy by holding overnight repurchase agreements for safety and liquidity purposes, along with strategic purchases of six-month-to-one-year-maturity government and agency money market issues in order to take advantage of higher yields in longer maturities. Additionally, we found opportunities by purchasing one-year-to-18-month government and agency floating-rate notes.

The fund seeks to provide maximum current income consistent with stability of capital.

Negative Contributors to Fund Performance

Preferring a cautious approach at a time of market uncertainty, we tilted the portfolio toward securities that tended to have lower yields than issues carrying more risk. While this strategy cost the fund some yield, we believe it represented a prudent approach to preserving principal.

Fund Performance (as of April 30, 2012)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
7-Day Current Yield
DWS Government & Agency Money Fund	.01	%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at www.dws-investments.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Outlook and Positioning

Going forward, investors and the Federal Open Market Committee (FOMC) will be carefully monitoring economic statistics to see whether the U.S. recovery can regain its momentum. When the U.S. Federal Reserve Board's (the Fed's) "Operation Twist" program (where it has been buying long-term Treasury instruments with the goal of lowering longer-term interest rates in order to boost the economy) ends in late June, some market watchers believe that the FOMC will strongly consider a third round of quantitative easing (i.e., injecting a significant amount of new money into the economy for banks to lend) if the U.S. economy continues to falter. And, of course, all eyes will be on Europe, as political leaders and bankers attempt to negotiate a way through the Continent's ongoing debt crisis.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Repurchase agreements a form of short-term borrowing whereby a security is sold on an overnight basis and purchased back the next day.

Floating-rate notes are debt instruments with variable interest rates typically tied to a certain money market index. Adjustments to the interest rates are usually made every six months.

The barbell strategy involves purchasing bonds with a variety of long- and short-term maturities.

Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating, the higher the probability of default. Credit quality does not remove market risk and is subject to change.

Investment Portfolio as of April 30, 2012

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 1.5%
Issued at Discount*
Straight-A Funding LLC:
144A, 0.18%, 5/11/2012	15,000,000	14,999,250
144A, 0.18%, 7/9/2012	38,000,000	37,986,890
Total Commercial Paper (Cost $52,986,140)		52,986,140

Government & Agency Obligations 56.3%
U.S. Government Sponsored Agencies 45.9%
Federal Farm Credit Bank:
0.03%*, 5/1/2012	49,500,000	49,500,000
0.109%*, 9/14/2012	32,500,000	32,486,494
0.15%, 2/15/2013	24,000,000	23,986,936
0.17%**, 5/18/2012	165,000,000	164,999,612
0.179%*, 10/25/2012	8,000,000	7,992,920
Federal Home Loan Bank:
0.03%*, 5/1/2012	50,000,000	50,000,000
0.036%*, 5/2/2012	50,000,000	49,999,917
0.036%*, 5/4/2012	3,500,000	3,499,988
0.06%*, 5/1/2012	2,183,000	2,183,000
0.069%*, 6/21/2012	50,000,000	49,995,042
0.086%*, 5/23/2012	35,000,000	34,998,075
0.09%, 5/4/2012	50,000,000	49,999,934
0.125%, 3/5/2013	10,000,000	9,991,780
0.13%, 5/15/2012	30,000,000	29,999,394
0.14%, 9/10/2012	25,000,000	24,997,453
0.149%*, 10/9/2012	35,000,000	34,976,521
0.15%, 10/23/2012	35,000,000	34,997,882
0.159%*, 11/1/2012	17,000,000	16,986,098
0.159%*, 11/9/2012	25,000,000	24,978,667
0.159%*, 11/13/2012	20,000,000	19,982,578
0.17%, 1/23/2013	35,000,000	34,994,029
0.17%, 2/11/2013	22,375,000	22,362,839
0.18%, 11/21/2012	10,000,000	9,999,543
0.2%, 11/19/2012	15,000,000	15,003,496
0.21%, 1/8/2013	10,000,000	9,998,946
0.22%, 4/19/2013	50,000,000	49,993,648
0.23%, 8/24/2012	15,000,000	15,001,954
0.31%**, 5/17/2013	38,000,000	38,000,000
0.32%**, 4/5/2013	22,500,000	22,497,870
0.32%**, 4/12/2013	22,000,000	21,997,889
1.75%, 3/8/2013	10,000,000	10,130,166
Federal Home Loan Mortgage Corp.:
0.053%*, 5/21/2012	28,650,000	28,649,125
0.07%*, 7/10/2012	50,000,000	49,993,194
0.086%*, 5/25/2012	65,000,000	64,996,100
0.089%*, 7/17/2012	38,000,000	37,992,685
0.099%*, 7/11/2012	32,500,000	32,493,590
0.099%*, 10/2/2012	15,000,000	14,993,583
0.119%*, 7/17/2012	30,000,000	29,992,300
0.119%*, 8/28/2012	18,500,000	18,492,662
0.129%*, 8/7/2012	75,000,000	74,973,458
0.129%*, 8/6/2012	33,696,000	33,684,197
0.169%*, 1/9/2013	25,000,000	24,970,132
0.179%*, 1/9/2013	35,000,000	34,955,725
0.18%**, 9/13/2013	75,000,000	74,995,413
Federal National Mortgage Association:
0.051%*, 5/7/2012	50,000,000	49,999,500
0.069%*, 6/18/2012	30,000,000	29,997,200
0.099%*, 10/15/2012	25,000,000	24,988,403
0.159%*, 10/1/2012	10,000,000	9,993,200
0.189%*, 10/1/2012	17,500,000	17,485,869
		1,620,179,007
U.S. Treasury Obligations 10.4%
U.S. Treasury Bill, 0.15%*, 9/13/2012	25,000,000	24,985,937
U.S. Treasury Notes:
0.375%, 8/31/2012	36,700,000	36,727,446
0.625%, 6/30/2012	14,685,000	14,697,117
0.625%, 7/31/2012	78,000,000	78,097,566
0.75%, 5/31/2012	36,700,000	36,719,750
1.375%, 10/15/2012	36,000,000	36,200,444
1.375%, 11/15/2012	25,000,000	25,169,117
1.375%, 1/15/2013	25,000,000	25,206,631
3.375%, 11/30/2012	20,000,000	20,372,470
4.0%, 11/15/2012	25,000,000	25,515,717
4.75%, 5/31/2012	37,500,000	37,643,821
4.875%, 6/30/2012	7,343,000	7,400,238
		368,736,254
Total Government & Agency Obligations (Cost $1,988,915,261)		1,988,915,261

Repurchase Agreements 42.1%
Barclays Capital PLC, 0.17%, dated 4/30/2012, to be repurchased at $199,000,940 on 5/1/2012 (a)	199,000,000	199,000,000
BNP Paribas, 0.19%, dated 4/30/2012, to be repurchased at $170,000,897 on 5/1/2012 (b)	170,000,000	170,000,000
BNP Paribas (c), 0.2%, dated 4/30/2012, to be repurchased at $37,000,206 on 5/1/2012	37,000,000	37,000,000
Citigroup, Inc., 0.15%, dated 4/25/2012, to be repurchased at $200,005,833 on 5/2/2012 (d)	200,000,000	200,000,000
Citigroup, Inc., 0.17%, dated 4/30/2012, to be repurchased at $10,000,047 on 5/1/2012 (e)	10,000,000	10,000,000
JPMorgan Securities, Inc., 0.18%, dated 4/30/2012, to be repurchased at $46,000,230 on 5/1/2012 (f)	46,000,000	46,000,000
JPMorgan Securities, Inc., 0.2%, dated 4/30/2012, to be repurchased at $136,000,756 on 5/1/2012 (g)	136,000,000	136,000,000
Merrill Lynch & Co., Inc., 0.18%, dated 4/30/2012, to be repurchased at $25,067,907 on 5/1/2012 (h)	25,067,782	25,067,782
Merrill Lynch & Co., Inc., 0.21%, dated 4/30/2012, to be repurchased at $140,000,817 on 5/1/2012 (i)	140,000,000	140,000,000
Morgan Stanley & Co., Inc., 0.21%, dated 4/30/2012, to be repurchased at $150,000,875 on 5/1/2012 (j)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.17%, dated 4/25/2012, to be repurchased at $123,004,066 on 5/2/2012 (k)	123,000,000	123,000,000
The Goldman Sachs & Co., 0.2%, dated 4/30/2012, to be repurchased at $250,001,389 on 5/1/2012 (l)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $1,486,067,782)		1,486,067,782

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,527,969,183)+	99.9	3,527,969,183
Other Assets and Liabilities, Net	0.1	2,281,883
Net Assets	100.0	3,530,251,066

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

+ The cost for federal income tax purposes was $3,527,969,183.

(a) Collateralized by $200,587,100 U.S. Treasury Notes, with various coupon rates from 0.875-1.375%, with various maturity dates of 2/15/2013-12/31/2016 with a value of $202,980,070.

(b) Collateralized by $169,108,000 U.S. Treasury Notes, with various coupon rates from1.875-2.5%, with various maturity dates of 3/31/2013-2/28/2014 with a value of $173,400,079.

(c) Collateralized by $36,807,000 Federal National Mortgage Association, with various coupon rates from 1.55-5.095%, with various maturity dates of 1/20/2017-5/24/2030 with a value of $37,740,986.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
70,832,800	U.S. Treasury Note	0.5	11/15/2013	71,272,244
102,130,100	U.S. Treasury Inflation Indexed Bond	1.625	1/15/2015	132,780,328
Total Collateral Value				204,052,572

(e) Collateralized by $8,982,600 U.S. Treasury Bond, 3.75%, maturing on 8/15/2041 with a value of $10,200,072.

(f) Collateralized by $47,989,275 U.S. Treasury STRIPS, with various maturity dates of 11/15/2013-2/15/2017 with a value of $46,922,440.

(g) Collateralized by $131,027,207 Federal Home Loan Mortgage Corp., with various coupon rates from 1.95-6.325%, with various maturity dates of 2/1/2023-5/1/2042 with a value of $138,721,327.

(h) Collateralized by $25,611,300 U.S. Treasury Note, 0.25%, maturing on 12/15/2014 with a value of $25,569,190.

(i) Collateralized by $139,347,058 Federal Home Loan Mortgage Corp., 3.5%, maturing on 2/1/2042 with a value of $142,800,000.

(j) Collateralized by $271,775,549 Federal National Mortgage Association, with various coupon rates from 3.0-5.0%, with various maturity dates of 1/1/2026-3/1/2042 with a value of $153,000,000.

(k) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,206,822	Federal Home Loan Mortgage Corp.	4.0-5.0	6/1/2031-4/1/2042	46,025,000
72,900,459	Federal National Mortgage Association	2.138-6.5	4/1/2025-7/1/2037	79,435,001
Total Collateral Value				125,460,001

(l) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
119,862,894	Federal Home Loan Mortgage Corp.	3.378-4.5	9/1/2039-11/1/2041	126,674,922
118,001,481	Federal National Mortgage Association	4.5-5.5	2/1/2029-9/1/2030	128,325,078
Total Collateral Value				255,000,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (m)	$—	$2,041,901,401	$—	$2,041,901,401
Repurchase Agreements	—	1,486,067,782	—	1,486,067,782
Total	$—	$3,527,969,183	$—	$3,527,969,183

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(m) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Government & Agency Securities Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,041,901,401
Repurchase agreements, valued at amortized cost	1,486,067,782
Total investments in securities, valued at amortized cost	3,527,969,183
Cash	62,619
Receivable for Fund shares sold	169,983
Interest receivable	2,386,051
Due from Advisor	3,214
Other assets	92,800
Total assets	3,530,683,850
Liabilities
Payable for Fund shares redeemed	79,443
Distributions payable	26,442
Accrued Trustees' fees	11,512
Other accrued expenses and payables	315,387
Total liabilities	432,784
Net assets, at value	$3,530,251,066
Net Assets Consist of
Undistributed net investment income	201,492
Accumulated net realized gain (loss)	(446,779)
Paid-in capital	3,530,496,353
Net assets, at value	$3,530,251,066

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($236,577,233 ÷ 236,592,482 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($24,811,776 ÷ 24,813,375 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($93,501,194 ÷ 93,507,221 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($139,497,381 ÷ 139,506,366 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($2,712,504,943 ÷ 2,712,679,779 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($215,394,427 ÷ 215,408,311 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($107,964,112 ÷ 107,971,071 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$4,937,792
Expenses: Management fee	2,544,996
Administration fee	4,172,757
Services to shareholders	1,830,133
Distribution and service fees	3,297,316
Custodian fee	60,173
Professional fees	119,452
Reports to shareholders	75,099
Registration fees	147,402
Trustees' fees and expenses	144,737
Other	172,102
Total expenses before expense reductions	12,564,167
Expense reductions	(8,882,048)
Total expenses after expense reductions	3,682,119
Net investment income	1,255,673
Net realized gain (loss) from investments	155,718
Net increase (decrease) in net assets resulting from operations	$1,411,391

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$1,255,673	$2,339,963
Net realized gain (loss)	155,718	(602,497)
Net increase in net assets resulting from operations	1,411,391	1,737,466
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(24,512)	(29,745)
Davidson Cash Equivalent Shares	(2,348)	(2,133)
Davidson Cash Equivalent Plus Shares	(7,569)	(5,528)
DWS Government & Agency Money Fund	(14,615)	(28,169)
DWS Government Cash Institutional Shares	(1,165,027)	(2,230,405)
Government Cash Managed Shares	(24,030)	(21,680)
Service Shares	(17,564)	(12,160)
Total distributions	(1,255,665)	(2,329,820)
Fund share transactions: Proceeds from shares sold	33,927,293,511	38,138,317,757
Reinvestment of distributions	717,672	1,201,174
Cost of shares redeemed	(35,969,779,735)	(40,469,462,394)
Net increase (decrease) in net assets from Fund share transactions	(2,041,768,552)	(2,329,943,463)
Increase (decrease) in net assets	(2,041,612,826)	(2,330,535,817)
Net assets at beginning of period	5,571,863,892	7,902,399,709
Net assets at end of period (including undistributed net investment income of $201,492 and $201,484, respectively)	$3,530,251,066	$5,571,863,892

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio DWS Government & Agency Money Fund
	Years Ended April 30,
	2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.001		.014		.043
Net realized and unrealized gain (loss)	.000	*	(.000	)*	.000	*	.000	*	.000 *
Total from investment operations	.000	*	.000	*	.001		.014		.043
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.001)		(.014)		(.043)
Net realized gains	—		—		(.000	)*	—		—
Total distributions	(.000	)*	(.000	)*	(.001)		(.014)		(.043)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.02		.07		1.41		4.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	139		170		233		325		438
Ratio of expenses before expense reductions (%)	.26		.28		.27		.26		.30
Ratio of expenses after expense reductions (%)	.11		.22		.26		.26		.28
Ratio of net investment income (%)	.01		.01		.06		1.46	b	4.17
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Amount is less than $.0005.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government & Agency Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, the Fund had a net tax basis capital loss carryforward of approximately $438,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2011 through April 30, 2012, the Fund elects to defer qualified late year losses of approximately $8,800 of net realized short-term capital losses and treat them as arising in the fiscal year ending April 30, 2013.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2012, the Fund's components of distributable earnings on a tax basis are as follows:
Undistributed ordinary income*	$227,934
Capital loss carryforwards	$(438,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2012	2011
Distributions from ordinary income*	$1,255,665	$2,329,820

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund shares.

Accordingly, for the year ended April 30, 2012, the Advisor earned a management fee on the Fund aggregating $2,544,996, all of which was waived.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2012, the Administration Fee was as follows:
	Administration Fee	Waived	Unpaid at April 30, 2012
Government & Agency Securities Portfolio	$4,172,757	$1,542,988	$288,249

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2012, the amounts charged to the Fund by DISC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$607,759	$540,707	$23,952
Davidson Cash Equivalent Shares	59,587	52,856	1,997
Davidson Cash Equivalent Plus Shares	150,743	128,840	6,951
DWS Government & Agency Money Fund	119,555	80,582	8,835
DWS Government Cash Institutional Shares	184,011	184,011	—
Government Cash Managed Shares	187,511	122,297	9,969
Service Shares	434,388	387,455	6,729
	$1,743,554	$1,496,748	$58,433

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2012, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$806,506	$806,506	.00%	.33%
Davidson Cash Equivalent Shares	70,243	70,243	.00%	.30%
Davidson Cash Equivalent Plus Shares	188,890	188,890	.00%	.25%
Service Shares	1,051,331	1,051,331	.00%	.60%
	$2,116,970	$2,116,970

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2012, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$610,989	$610,989	.00%	.25%
Davidson Cash Equivalent Shares	58,536	58,536	.00%	.25%
Davidson Cash Equivalent Plus Shares	151,112	151,112	.00%	.20%
Government Cash Managed Shares	359,709	359,709	.00%	.15%
	$1,180,346	$1,180,346

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" expenses was as follows:
	Total Aggregated	Unpaid at April 30, 2012
Government & Agency Securities Portfolio	$55,432	$19,286

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2012, there was one shareholder account that held approximately 10% of the outstanding shares of the Government & Agency Securities Portfolio.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	447,922,936	$447,922,936	628,481,114	$628,481,114
Davidson Cash Equivalent Shares	41,768,083	41,768,083	24,463,758	24,463,758
Davidson Cash Equivalent Plus Shares	213,635,877	213,635,877	275,786,862	275,786,862
DWS Government & Agency Money Fund	61,520,170	61,520,170	72,103,322	72,103,322
DWS Government Cash Institutional Shares	30,092,618,931	30,092,618,931	34,835,288,142	34,835,288,142
Government Cash Managed Shares	2,673,520,482	2,673,520,482	2,032,853,974	2,032,853,974
Service Shares	396,307,032	396,307,032	269,340,585	269,340,585
		$33,927,293,511		$38,138,317,757
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	24,434	$24,434	29,657	$29,657
Davidson Cash Equivalent Shares	2,343	2,343	2,127	2,127
Davidson Cash Equivalent Plus Shares	7,560	7,560	5,509	5,509
DWS Government & Agency Money Fund	13,959	13,959	27,796	27,796
DWS Government Cash Institutional Shares	644,365	644,365	1,118,270	1,118,270
Government Cash Managed Shares	7,755	7,755	5,696	5,696
Service Shares	17,256	17,256	12,119	12,119
		$717,672		$1,201,174
Shares redeemed
Capital Assets Funds Shares	(495,723,357)	$(495,723,357)	(648,126,914)	$(648,126,914)
Davidson Cash Equivalent Shares	(36,015,591)	(36,015,591)	(25,307,057)	(25,307,057)
Davidson Cash Equivalent Plus Shares	(153,400,457)	(153,400,457)	(292,761,983)	(292,761,983)
DWS Government & Agency Money Fund	(92,132,646)	(92,132,646)	(134,495,012)	(134,495,012)
DWS Government Cash Institutional Shares	(32,152,791,854)	(32,152,791,854)	(36,963,523,481)	(36,963,523,481)
Government Cash Managed Shares	(2,637,952,274)	(2,637,952,274)	(2,132,755,829)	(2,132,755,829)
Service Shares	(401,763,556)	(401,763,556)	(272,492,118)	(272,492,118)
		$(35,969,779,735)		$(40,469,462,394)
Net increase (decrease)
Capital Assets Funds Shares	(47,775,987)	$(47,775,987)	(19,616,143)	$(19,616,143)
Davidson Cash Equivalent Shares	5,754,835	5,754,835	(841,172)	(841,172)
Davidson Cash Equivalent Plus Shares	60,242,980	60,242,980	(16,969,612)	(16,969,612)
DWS Government & Agency Money Fund	(30,598,517)	(30,598,517)	(62,363,894)	(62,363,894)
DWS Government Cash Institutional Shares	(2,059,528,558)	(2,059,528,558)	(2,127,117,069)	(2,127,117,069)
Government Cash Managed Shares	35,575,963	35,575,963	(99,896,159)	(99,896,159)
Service Shares	(5,439,268)	(5,439,268)	(3,139,414)	(3,139,414)
		$(2,041,768,552)		$(2,329,943,463)

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Government & Agency Securities Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Securities Portfolio at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2012

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	DWS Government & Agency Money Fund
Beginning Account Value 11/1/11	$1,000.00
Ending Account Value 4/30/12	$1,000.05
Expenses Paid per $1,000*	$.55
Hypothetical 5% Fund Return
Beginning Account Value 11/1/11	$1,000.00
Ending Account Value 4/30/12	$1,024.32
Expenses Paid per $1,000*	$.55
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.

Annualized Expense Ratio
DWS Government & Agency Money Fund	.11%
For more information, please refer to the Fund's prospectus.

Tax Information (Unaudited)

A total of 26% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of April 30, 2012. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.
Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	107	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	107
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	107	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2011)	107	Director, CardioNet, Inc.2 (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	107	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	110	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA6 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow6 (1970) Vice President, May 2012-present	Director3, Deutsche Asset Management
Rita Rubin6 (1970) Assistant Secretary, 2009-2012*	Director3 and Senior Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

* Effective May 18, 2012, Rita Rubin no longer serves as Assistant Secretary to the fund.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DGAMF-2
(R-027588-1 6/12)

APRIL 30, 2012 Annual Report to Shareholders

Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional Shares Fund #148 Tax-Exempt Cash Managed Shares Fund #248

Contents
3 Portfolio Management Review
7 Investment Portfolio
17 Statement of Assets and Liabilities
19 Statement of Operations
20 Statement of Changes in Net Assets
21 Financial Highlights
23 Notes to Financial Statements
30 Report of Independent Registered Public Accounting Firm
31 Information About Your Fund's Expenses
32 Tax Information
33 Other Information
34 Summary of Management Fee Evaluation by Independent Fee Consultant
38 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the fund's most recent 12-month period ended April 30, 2012, money markets were responding to alternating degrees of perceived risk in the global financial markets, with short-term rates rising or falling slightly in response to the current state of the European debt crisis. Last summer, the political standoff in the United States related to the raising of the U.S. debt ceiling spurred volatility in financial markets. The extreme difficulties that Congress encountered in coming to agreement regarding the debt ceiling made up a large part of the rationale cited by Standard & Poor's in deciding to downgrade U.S. debt from AAA to AA+. In addition, credit downgrades of various domestic and international banks, and "credit watches" instituted by ratings agencies on some European countries, exerted pressure on the money markets.

"We continue our insistence on the highest credit quality within the fund."

During the first quarter of 2012, extraordinary efforts by the European Central Bank to ensure adequate funding for the Continent's banks heartened investors and led to a significant rally in global financial markets. In the second quarter, however, additional geopolitical uncertainty in Europe (based mainly on strong pushback against austerity measures by political forces within Greece, the Netherlands and France), along with a perceived slowing of U.S. economic momentum in early 2012, led to a more cautious approach by investors.

Positive Contributors to Fund Performance

We continued to invest in high-quality securities. Investments included fixed-rate notes with slightly longer maturities for additional yield and very short-term floating-rate securities for safety and liquidity purposes. (The interest rate of floating-rate tax-free securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) In addition, we avoided investing in areas of the country that continue to experience fiscal stress, and instead emphasized general obligation state credits and essential-service issues from municipalities in larger, more economically vibrant states.

The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

Fund Performance (as of April 30, 2012)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
	7-Day Current Yield
DWS Tax-Exempt Cash Institutional Shares	.09%
(Equivalent Taxable Yield)	.14	%*
Tax-Exempt Cash Managed Shares	.01	%**
(Equivalent Taxable Yield)	.02	%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at www.dws-investments.com.
* The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.
** The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Negative Contributors to Fund Performance

Preferring a cautious approach at a time of market uncertainty, we tilted the portfolio toward securities that tended to have lower yields than issues carrying more risk. While this strategy cost the fund some yield, we believe it represented a prudent approach to preserving principal.

Outlook and Positioning

Going forward, investors and the Federal Open Market Committee (FOMC) will be carefully monitoring economic statistics to see whether the U.S. recovery can regain its momentum. When the U.S. Federal Reserve Board's (the Fed's) "Operation Twist" program (where it has been buying long-term Treasury instruments with the goal of lowering longer-term interest rates in order to boost the economy) ends in late June, some market watchers believe that the FOMC will strongly consider a third round of quantitative easing (i.e., injecting a significant amount of new money into the economy for banks to lend) if the U.S. economy continues to falter. And, of course, all eyes will be on Europe, as political leaders and bankers attempt to negotiate a way through the Continent's ongoing debt crisis.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Floating-rate notes are debt instruments with variable interest rates typically tied to a certain money market index. Adjustments to the interest rates are usually made every six months.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.

Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating, the higher the probability of default. Credit quality does not remove market risk and is subject to change.

Investment Portfolio as of April 30, 2012

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 100.6%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.31%*, 12/1/2027, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Alaska 1.5%
Anchorage, AK, Tax Anticipation Notes, 2.0%, 8/31/2012	20,000,000	20,125,846
Alaska, Eclipse Funding Trust, Solar Eclipse, State Industrial Development & Experiment, 144A, 0.25%*, 10/1/2014, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	12,990,000	12,990,000
		33,115,846
Arizona 0.2%
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.26%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 7.9%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.28%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.3%*, Mandatory Put 9/4/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.3%*, Mandatory Put 8/1/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series C, 0.18%*, 3/1/2047, LOC: Bank of Montreal	8,500,000	8,500,000
California, State Pollution Control Financing Authority, Pacific Gas & Electric Co., Series C, 0.25%*, 11/1/2026, LOC: JPMorgan Chase Bank NA	18,700,000	18,700,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.33%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	21,600,000	21,600,000
Series 2681, 144A, AMT, 0.41%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.28%*, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,500,000	5,500,000
San Francisco City & County, CA, Clean & Safe Neighborhood Parks, Series B, 2.0%, 6/15/2012	7,000,000	7,016,164
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,043,958
San Jose, CA, BB&T Municipal Trust, Series 2023, 144A, 0.25%*, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	26,610,000	26,610,000
		171,620,122
Colorado 1.8%
Colorado, Meridian Village Metropolitan District, Series C-11, 144A, 0.25%*, 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	17,580,000	17,580,000
Colorado, State Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.21%*, 6/1/2038, LOC: U.S. Bank NA	10,000,000	10,000,000
Denver, CO, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.28%*, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	12,000,000	12,000,000
		39,580,000
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.34%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	8,895,000	8,895,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.26%*, 5/1/2036, LOC: PNC Bank NA	5,885,000	5,885,000
		14,780,000
District of Columbia 1.6%
District of Columbia, General Obligation, Series D, 0.23%*, 6/1/2034, LOC: Wells Fargo Bank NA	12,885,000	12,885,000
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.26%*, 10/1/2039, LOC: Barclays Bank PLC	10,775,000	10,775,000
District of Columbia, Wells Fargo State Trust, Series 107C, 144A, AMT, 0.3%*, 10/1/2028, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,885,000	9,885,000
		33,545,000
Florida 4.1%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.29%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Series 1029, 0.34%*, 7/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,175,000	10,175,000
Series 1012, 144A, 0.34%*, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,775,000	9,775,000
Florida, State Gulf Coast University Financing Corp., Capital Improvement Revenue, Housing Project, Series A, 0.22%*, 2/1/2038, LOC: Bank of America NA	20,425,000	20,425,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.25%*, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Orange County, FL, School Board Corp., Series E, 0.28%*, 8/1/2022, LOC: Wells Fargo Bank NA	4,900,000	4,900,000
Orlando & Orange County, FL, Expressway Authority, Series C-4, 0.22%*, 7/1/2025, INS: AGMC, LOC: TD Bank NA	10,000,000	10,000,000
Palm Beach Counties, FL, Benjamin Private School Project Revenue, 0.25%*, 7/1/2025, LOC: Northern Trust Co.	6,225,000	6,225,000
		88,180,000
Georgia 1.5%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 0.33%*, 5/1/2022	7,155,000	7,155,000
Georgia, Municipal Electric Authority Revenue, Project No. 1, Series B, 0.23%*, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	15,600,000	15,600,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.26%*, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000
Georgia, State General Obligation, Series B, 5.5%, 7/1/2012	2,000,000	2,017,733
		33,232,733
Idaho 3.7%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	80,223,681
Illinois 12.5%
Channahon, IL, Morris Hospital Revenue, Series A, 0.25%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.28%*, 2/1/2035, LOC: Harris Trust & Savings Bank	5,955,000	5,955,000
Illinois Eclipse Funding Trust, Solar Eclipse, Springfield Illinois Electric Revenue, Series 2006-0007, 144A, 0.3%*, 3/1/2030, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	51,055,000	51,055,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.34%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	15,785,000	15,785,000
Illinois, Education Facilities Authority Revenue, 0.15%, 5/14/2012	70,000,000	70,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%*, Mandatory Put 5/2/2013 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Revenue:
0.17%, 6/7/2012	15,000,000	15,000,000
0.2%, 7/9/2012	5,000,000	5,000,000
0.2%, 7/9/2012	18,000,000	18,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.25%*, 12/1/2033, LOC: Bank One NA	12,500,000	12,500,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.25%*, 4/1/2033, LOC: Northern Trust Co.	4,100,000	4,100,000
Illinois, Wells Fargo Stage Trust, Series 2C, 144A, 0.25%*, 10/1/2051, LIQ: Wells Fargo & Co.	8,375,000	8,375,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.34%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
University of Illinois, Health Services Facilities Systems Revenue, 0.25%*, 10/1/2026, LOC: JPMorgan Chase Bank NA	11,100,000	11,100,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.28%*, 4/1/2042, LOC: Wells Fargo Bank NA	24,600,000	24,600,000
		269,750,000
Indiana 0.4%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.31%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,590,000	7,590,000
Iowa 0.5%
Iowa, State Finance Authority, Single Family Revenue, Series C, AMT, 0.3%*, 1/1/2036, SPA: State Street Bank & Trust Co.	11,700,000	11,700,000
Kansas 2.1%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.33%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,858,446
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.3%*, 9/1/2032, LOC: Bank of America NA	26,800,000	26,800,000
		46,308,446
Kentucky 3.0%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.35%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.35%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.35%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series F, AMT, 0.26%*, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Series I, AMT, 0.27%*, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series H, AMT, 0.27%*, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000
		64,770,000
Maine 0.2%
Maine, State Housing Authority, Mortgage Revenue, Series B-3, AMT, 0.29%*, 11/15/2038, SPA: State Street Bank & Trust Co.	4,000,000	4,000,000
Massachusetts 3.5%
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.26%*, 10/1/2030, LOC: RBS Citizens NA	26,390,000	26,390,000
Massachusetts, State General Obligation, Series B, 2.0%, 5/31/2012	50,000,000	50,075,331
		76,465,331
Michigan 2.9%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.39%*, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.34%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.34%**, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.34%**, 11/15/2049	7,100,000	7,100,000
Michigan RBC Municipal Products, Inc. Trust, Series L-23, 144A, AMT, 0.3%*, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,900,000	9,900,000
		62,860,000
Minnesota 1.1%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.28%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 3.4%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.4%*, 12/1/2047, LOC: Wachovia Bank NA	9,290,000	9,290,000
Series A, AMT, 0.58%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Series B, AMT, 1.63%*, 12/1/2047, LOC: HSBC Bank U.S.A. NA	5,671,715	5,671,715
Mississippi, State Business Finance Comission, Gulf Opportunity Zone, Chevron U.S.A., Inc.: Series C, 144A, 0.22%*, 11/1/2035, GTY: Chevron Corp.	17,785,000	17,785,000
Series H, 0.22%*, 11/1/2035, GTY: Chevron Corp.	30,000,000	30,000,000
		72,246,715
Missouri 0.6%
North Kansas City, MO, State Hospital Revenue, 0.3%*, 11/1/2033, LOC: Bank of America NA	12,100,000	12,100,000
Montana 1.6%
Forsyth, MT, Pollution Control Revenue, Pacificorp Project, 0.3%*, 1/1/2018, LOC: JPMorgan Chase Bank NA	35,250,000	35,250,000
Nebraska 0.5%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.3%*, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
Nevada 2.5%
Clark County, NV, Airport Revenue, Series D-2B, 0.24%*, 7/1/2040, LOC: Royal Bank of Canada	50,000,000	50,000,000
Nevada, State Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.24%*, 10/15/2032, LIQ: Fannie Mae	4,800,000	4,800,000
		54,800,000
New Jersey 1.6%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.39%*, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New Jersey, State Revenue, Series C, 2.0%, 6/21/2012	20,000,000	20,048,733
		35,248,733
New York 3.9%
New York, State Housing Finance Agency, Capitol Green Apartments, Series A, AMT, 0.3%*, 5/15/2036, LIQ: Fannie Mae	4,200,000	4,200,000
New York, State Housing Finance Agency, RIP Van Winkle House LLC, Series A, 144A, AMT, 0.3%*, 11/1/2034, LIQ: Freddie Mac	7,700,000	7,700,000
New York City, NY, Municipal Water Finance Authority, 0.25%, 5/1/2012	10,000,000	10,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series A-4, 0.22%*, 11/1/2029, SPA: TD Bank NA	23,600,000	23,600,000
New York, NY, General Obligation:
Series G-3, 0.23%*, 4/1/2042, LOC: Citibank NA	25,000,000	25,000,000
Series I, 0.25%*, 4/1/2036, LOC: Bank of America NA	9,000,000	9,000,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B-2, 0.21%*, 1/1/2033, LOC : California State Teacher's Retirement System	5,280,000	5,280,000
		84,780,000
North Carolina 2.3%
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.34%*, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,270,000	10,270,000
Series 1008, 144A, 0.34%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.34%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	13,450,000	13,450,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.25%*, 12/1/2028, LOC: Branch Banking & Trust	5,285,000	5,285,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.25%*, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.25%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.25%*, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000
		49,285,000
Ohio 0.5%
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.4%*, 6/1/2048, LOC: Wachovia Bank NA	9,735,000	9,735,000
Other 6.1%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, AMT, 0.36%*, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.45%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.4%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		130,900,000
Pennsylvania 4.8%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.25%*, 6/1/2032, LOC: PNC Bank NA	6,420,000	6,420,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust, Series E-29, 144A, 0.25%*, 4/25/2014, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	7,000,000	7,000,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Philadelphia, PA, Gas Works Revenue, Series E, 0.24%*, 8/1/2031, LOC: PNC Bank NA	10,060,000	10,060,000
Philadelphia, PA, General Obligation, Series A, 144A, 2.0%, 6/29/2012	75,000,000	75,195,348
		104,175,348
South Carolina 1.0%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	21,396,786
Tennessee 3.1%
Nashville & Davidson County, TN, Metropolitan Government, 0.17%, 10/11/2012	50,000,000	50,000,000
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.28%*, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, State General Obligation, Series A, 144A, 2.0%, 10/1/2012	12,770,000	12,863,622
		67,863,622
Texas 9.6%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.32%*, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
City of Houston, TX, Combined Utility, 0.18%, 6/7/2012	10,000,000	10,000,000
Harris County, TX, Cultural Education Facility, TECP, 0.27%, 6/11/2012	25,000,000	25,000,000
Houston, TX, 0.17%, 5/15/2012	10,000,000	10,000,000
Katy, TX, Independent School District Building, 0.36%*, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.28%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Northside, TX, Independent School District, School Building, 1.5%, Mandatory Put 8/1/2012 @ 100, 8/1/2040	8,500,000	8,528,031
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.4%*, 12/1/2047, LOC: Wachovia Bank NA	12,110,000	12,110,000
Texas, Gulf Coast Waste Disposal Authority, Exxon Mobil Project Corp., AMT, 0.22%*, 6/1/2030	10,000,000	10,000,000
Texas, Lower Neches Valley Authority, Industrial Development Corp., Exxon Capital Ventures, Inc., 0.2%*, 11/1/2038, GTY: Exxon Mobil Corp.	14,650,000	14,650,000
Texas, Public Finance Authority, 0.13%, 5/10/2012	16,835,000	16,835,000
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.28%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	18,395,000	18,395,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.34%*, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000
		208,303,031
Utah 0.2%
Utah, State Housing Finance Agency, Single Family Mortgage, "I", Series C-1, AMT, 0.27%*, 1/1/2033, SPA: Barclays Bank New York	5,000,000	5,000,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Inc., Series A, 0.22%*, 12/1/2030, LOC: TD BankNorth NA	5,430,000	5,430,000
Virginia 1.8%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.29%*, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.3%*, 7/15/2050, LIQ: Freddie Mac	18,950,000	18,950,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.31%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,755,000	8,755,000
Virginia, State General Obligation, Series B, 5.0%, 6/1/2012	7,000,000	7,028,091
		37,733,091
Washington 3.4%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.28%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State General Obligation:
Series 3087, 144A, 0.25%*, 7/1/2016, LIQ: JPMorgan Chase Bank NA	5,055,000	5,055,000
Series R-2012A, 144A, 2.0%, 7/1/2012	26,870,000	26,949,861
Washington, State Health Care Facilities Authority, Swedish Health Services, Series B, 0.28%*, 11/15/2046, LOC: Citibank NA	13,000,000	13,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.26%*, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
		73,174,861
West Virginia 0.3%
West Virginia, Economic Development Authority Revenue, Morgantown Energy, AMT, 0.27%*, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 1.1%
Milwaukee, WI, 0.12%, 5/7/2012	4,000,000	4,000,000
Milwaukee, WI, TECP, 0.15%, 5/2/2012, LOC: State Street Bank & Trust Co.	4,000,000	4,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series B, 0.29%*, 2/1/2034, LOC: Chase Manhattan Bank	11,070,000	11,070,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.2%*, 4/1/2029, LOC: U.S. Bank NA	5,000,000	5,000,000
		24,070,000
Wyoming 1.9%
Wyoming, State Student Loan Corp. Revenue, Series A-3, 0.25%*, 12/1/2043, LOC: Royal Bank of Canada	40,000,000	40,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,173,413,346)+	100.6	2,173,413,346
Other Assets and Liabilities, Net	(0.6)	(12,690,781)
Net Assets	100.0	2,160,722,565

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2012.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

+ The cost for federal income tax purposes was $2,173,413,346.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$2,173,413,346	$—	$2,173,413,346
Total	$—	$2,173,413,346	$—	$2,173,413,346

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,173,413,346
Receivable for investments sold	980,000
Receivable for Fund shares sold	13,811,490
Interest receivable	4,417,385
Due from Advisor	3,337
Other assets	103,749
Total assets	2,192,729,307
Liabilities
Cash overdraft	12,896,940
Payable for investments purchased	18,000,295
Payable for Fund shares redeemed	590,786
Distributions payable	33,604
Accrued management fee	133,523
Accrued Trustees' fees	6,379
Other accrued expenses and payables	345,215
Total liabilities	32,006,742
Net assets, at value	$2,160,722,565
Net Assets Consist of
Undistributed net investment income	481,663
Paid-in capital	2,160,240,902
Net assets, at value	$2,160,722,565

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($11,601,065 ÷ 11,597,387 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($61,524,058 ÷ 61,504,507 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,105,904,088 ÷ 1,105,553,587 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($312,796,419 ÷ 312,701,475 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($109,974,712 ÷ 109,939,842 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($78,052,145 ÷ 78,027,401 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($166,429,671 ÷ 166,376,906 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($314,440,407 ÷ 314,340,721 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Tax-Exempt Portfolio
Income: Interest	$5,474,279
Expenses: Management fee	1,436,590
Administration fee	2,354,301
Services to shareholders	1,232,597
Distribution and service fees	2,259,306
Custodian fee	31,639
Professional fees	112,317
Reports to shareholders	149,156
Registration fees	139,474
Trustees' fees and expenses	78,932
Other	134,923
Total expenses before expense reductions	7,929,235
Expense reductions	(3,114,679)
Total expenses after expense reductions	4,814,556
Net investment income	659,723
Net realized gain (loss) from investments	21,137
Net increase (decrease) in net assets resulting from operations	$680,860

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$659,723	$4,209,978
Net realized gain (loss)	21,137	26,953
Net increase in net assets resulting from operations	680,860	4,236,931
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(2,580)	(1,440)
Davidson Cash Equivalent Shares	(13,672)	(8,101)
DWS Tax-Exempt Cash Institutional Shares	(598,543)	(3,424,889)
DWS Tax-Exempt Money Fund	(115,000)	(551,022)
DWS Tax-Free Money Fund Class S	(28,531)	(156,176)
Premier Money Market Shares	—	(1,265)
Service Shares	(16,307)	(7,236)
Tax-Exempt Cash Managed Shares	(35,814)	(18,703)
Tax-Free Investment Class	(64,866)	(41,260)
Total distributions	(875,313)	(4,210,092)
Fund share transactions: Proceeds from shares sold	5,483,352,307	9,995,553,494
Reinvestment of distributions	544,506	2,851,124
Cost of shares redeemed	(5,984,187,987)	(10,411,552,190)
Net increase (decrease) in net assets from Fund share transactions	(500,291,174)	(413,147,572)
Increase (decrease) in net assets	(500,485,627)	(413,120,733)
Net assets at beginning of period	2,661,208,192	3,074,328,925
Net assets at end of period (including undistributed net investment income of $481,663 and $676,116, respectively)	$2,160,722,565	$2,661,208,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional Shares
	Years Ended April 30,
	2012		2011	2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.002	.002		.016		.032
Net realized and unrealized gain (loss)	.000	*	.000 *	.000	*	.000	*	.000	*
Total from investment operations	.000	*	.002	.002		.016		.032
Less distributions from: Net investment income	(.000	)*	(.002)	(.002)		(.016)		(.032)
Net realized gains	—		—	(.000	)*	—		—
Total distributions	(.000	)*	(.002)	(.002)		(.016)		(.032)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00
Total Return (%)	.05	a	.16	.25		1.58	a	3.20	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,106		1,492	1,725		1,770		1,751
Ratio of expenses before expense reductions (%)	.21		.20	.21		.23		.21
Ratio of expenses after expense reductions (%)	.19		.20	.21		.22		.21
Ratio of net investment income (%)	.04		.17	.24		1.56		3.12
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
	Years Ended April 30,
	2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.001		.013	.030
Net realized and unrealized gain (loss)	.000	*	.000	*	.000	*	.000 *	.000	*
Total from investment operations	.000	*	.000	*	.001		.013	.030
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.001)		(.013)	(.030)
Net realized gains	—		—		(.000	)*	—	—
Total distributions	(.000	)*	(.000	)*	(.001)		(.013)	(.030)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)	.02	a	.01	a	.07	a	1.36	2.99	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	166		127		209		193	250
Ratio of expenses before expense reductions (%)	.42		.39		.44		.45	.42
Ratio of expenses after expense reductions (%)	.22		.35		.39		.45	.41
Ratio of net investment income (%)	.01		.01		.06		1.34	2.91
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2012, the Fund's components of distributable earnings on a tax basis are as follows:
Undistributed tax-exempt income*	$515,267

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2012	2011
Distributions from tax-exempt income	$854,176	$4,183,139
Distributions from ordinary income*	$21,137	$26,953

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2012, the Fund incurred a management fee equivalent to the following annual effective rate of the Fund's average daily net assets:
Fund	Annual Effective Rate
Tax-Exempt Portfolio	.06%

For the period from May 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Institutional Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2012, the Administration Fee was as follows:
	Administration Fee	Unpaid at April 30, 2012
Tax-Exempt Portfolio	$2,354,301	$178,077

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2012, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$32,597	$28,685	$808
Davidson Cash Equivalent Shares	101,145	81,232	3,917
DWS Tax-Exempt Cash Institutional Shares	172,612	142,572	2,338
DWS Tax-Exempt Money Fund	104,411	52,077	11,232
DWS Tax-Free Money Fund Class S	70,226	40,679	6,690
Service Shares	209,354	183,665	9,716
Tax-Exempt Cash Managed Shares	122,799	77,496	5,118
Tax-Free Investment Class	352,064	248,967	1,500
	$1,165,208	$855,373	$41,319

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2012, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$43,028	$43,028	.00%	.33%
Davidson Cash Equivalent Shares	202,291	202,291	.00%	.30%
Service Shares	505,368	505,368	.00%	.60%
Tax-Free Investment Class	830,130	830,130	.00%	.25%
	$1,580,817	$1,580,817

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2012, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$32,597	$32,597	.00%	.25%
Davidson Cash Equivalent Shares	168,575	168,575	.00%	.25%
Tax-Exempt Cash Managed Shares	244,880	244,880	.00%	.15%
Tax-Free Investment Class	232,437	232,437	.00%	.07%
	$678,489	$678,489

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2012
Tax-Exempt Portfolio	$77,202	$31,872

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2012, one shareholder account held approximately 19% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	32,054,021	$32,054,021	37,505,008	$37,505,008
Davidson Cash Equivalent Shares	121,475,389	121,475,389	108,372,167	108,372,167
DWS Tax-Exempt Cash Institutional Shares	4,080,690,854	4,080,690,854	8,705,410,264	8,705,410,264
DWS Tax-Exempt Money Fund	325,873,832	325,873,832	234,765,709	234,765,709
DWS Tax-Free Money Fund Class S	31,868,351	31,868,351	40,065,751	40,065,751
Premier Money Market Shares*	—	—	17,963,464	17,963,464
Service Shares	173,964,295	173,964,295	171,592,837	171,592,837
Tax-Exempt Cash Managed Shares	387,004,796	387,004,796	270,920,971	270,920,971
Tax-Free Investment Class	330,420,769	330,420,769	408,957,323	408,957,323
		$5,483,352,307		$9,995,553,494
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	2,578	$2,578	1,433	$1,433
Davidson Cash Equivalent Shares	13,652	13,652	8,078	8,078
DWS Tax-Exempt Cash Institutional Shares	307,257	307,257	2,103,424	2,103,424
DWS Tax-Exempt Money Fund	112,297	112,297	541,218	541,218
DWS Tax-Free Money Fund Class S	27,195	27,195	147,957	147,957
Premier Money Market Shares*	—	—	1,023	1,023
Service Shares	16,265	16,265	7,238	7,238
Tax-Exempt Cash Managed Shares	1,546	1,546	84	84
Tax-Free Investment Class	63,716	63,716	40,669	40,669
		$544,506		$2,851,124
Shares redeemed
Capital Assets Funds Shares	(31,054,695)	$(31,054,695)	(44,799,949)	$(44,799,949)
Davidson Cash Equivalent Shares	(135,004,695)	(135,004,695)	(113,236,507)	(113,236,507)
DWS Tax-Exempt Cash Institutional Shares	(4,467,264,493)	(4,467,264,493)	(8,940,648,532)	(8,940,648,532)
DWS Tax-Exempt Money Fund	(379,194,651)	(379,194,651)	(297,512,567)	(297,512,567)
DWS Tax-Free Money Fund Class S	(46,678,340)	(46,678,340)	(55,821,788)	(55,821,788)
Premier Money Market Shares*	—	—	(47,338,154)	(47,338,154)
Service Shares	(177,914,611)	(177,914,611)	(126,254,371)	(126,254,371)
Tax-Exempt Cash Managed Shares	(348,035,830)	(348,035,830)	(352,406,232)	(352,406,232)
Tax-Free Investment Class	(399,040,672)	(399,040,672)	(433,534,090)	(433,534,090)
		$(5,984,187,987)		$(10,411,552,190)
Net increase (decrease)
Capital Assets Funds Shares	1,001,904	$1,001,904	(7,293,508)	$(7,293,508)
Davidson Cash Equivalent Shares	(13,515,654)	(13,515,654)	(4,856,262)	(4,856,262)
DWS Tax-Exempt Cash Institutional Shares	(386,266,382)	(386,266,382)	(233,134,844)	(233,134,844)
DWS Tax-Exempt Money Fund	(53,208,522)	(53,208,522)	(62,205,640)	(62,205,640)
DWS Tax-Free Money Fund Class S	(14,782,794)	(14,782,794)	(15,608,080)	(15,608,080)
Premier Money Market Shares*	—	—	(29,373,667)	(29,373,667)
Service Shares	(3,934,051)	(3,934,051)	45,345,704	45,345,704
Tax-Exempt Cash Managed Shares	38,970,512	38,970,512	(81,485,177)	(81,485,177)
Tax-Free Investment Class	(68,556,187)	(68,556,187)	(24,536,098)	(24,536,098)
		$(500,291,174)		$(413,147,572)

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2012

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Exempt Cash Institutionial Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	DWS Tax-Exempt Cash Institutional Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 11/1/11	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,000.22	$1,000.15
Expenses Paid per $1,000*	$.94	$.99
Hypothetical 5% Fund Return
Beginning Account Value 11/1/11	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,023.92	$1,023.87
Expenses Paid per $1,000*	$.96	$1.01
* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios
DWS Tax-Exempt Cash Institutional Shares		.19%
Tax-Exempt Cash Managed Shares		.20%
For more information, please refer to each Fund's prospectus.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2012, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of April 30, 2012. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	107	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	107
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	107	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2011)	107	Director, CardioNet, Inc.2 (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	107	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	110	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA6 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow6 (1970) Vice President, May 2012-present	Director3, Deutsche Asset Management
Rita Rubin6 (1970) Assistant Secretary, 2009-2012*	Director3 and Senior Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

* Effective May 18, 2012, Rita Rubin no longer serves as Assistant Secretary to the fund.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

STIM-2
(R-027589-1 6/12)

APRIL 30, 2012 Annual Report to Shareholders

Tax-Exempt Portfolio DWS Tax-Exempt Money Fund

Contents
3 Portfolio Management Review
7 Investment Portfolio
17 Statement of Assets and Liabilities
19 Statement of Operations
20 Statement of Changes in Net Assets
21 Financial Highlights
22 Notes to Financial Statements
29 Report of Independent Registered Public Accounting Firm
30 Information About Your Fund's Expenses
31 Tax Information
32 Other Information
33 Summary of Management Fee Evaluation by Independent Fee Consultant
37 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the fund's most recent 12-month period ended April 30, 2012, money markets were responding to alternating degrees of perceived risk in the global financial markets, with short-term rates rising or falling slightly in response to the current state of the European debt crisis. Last summer, the political standoff in the United States related to the raising of the U.S. debt ceiling spurred volatility in financial markets. The extreme difficulties that Congress encountered in coming to agreement regarding the debt ceiling made up a large part of the rationale cited by Standard & Poor's in deciding to downgrade U.S. debt from AAA to AA+. In addition, credit downgrades of various domestic and international banks, and "credit watches" instituted by ratings agencies on some European countries, exerted pressure on the money markets.

"We continue our insistence on the highest credit quality within the fund."

During the first quarter of 2012, extraordinary efforts by the European Central Bank to ensure adequate funding for the Continent's banks heartened investors and led to a significant rally in global financial markets. In the second quarter, however, additional geopolitical uncertainty in Europe (based mainly on strong pushback against austerity measures by political forces within Greece, the Netherlands and France), along with a perceived slowing of U.S. economic momentum in early 2012, led to a more cautious approach by investors.

Positive Contributors to Fund Performance

We continued to invest in high-quality securities. Investments included fixed-rate notes with slightly longer maturities for additional yield and very short-term floating-rate securities for safety and liquidity purposes. (The interest rate of floating-rate tax-free securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) In addition, we avoided investing in areas of the country that continue to experience fiscal stress, and instead emphasized general obligation state credits and essential-service issues from municipalities in larger, more economically vibrant states.

The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

Fund Performance (as of April 30, 2012)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
	7-Day Current Yield
DWS Tax-Exempt Money Fund	.05%
(Equivalent Taxable Yield)	.08	%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at www.dws-investments.com.
* The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

Preferring a cautious approach at a time of market uncertainty, we tilted the portfolio toward securities that tended to have lower yields than issues carrying more risk. While this strategy cost the fund some yield, we believe it represented a prudent approach to preserving principal.

Outlook and Positioning

Going forward, investors and the Federal Open Market Committee (FOMC) will be carefully monitoring economic statistics to see whether the U.S. recovery can regain its momentum. When the U.S. Federal Reserve Board's (the Fed's) "Operation Twist" program (where it has been buying long-term Treasury instruments with the goal of lowering longer-term interest rates in order to boost the economy) ends in late June, some market watchers believe that the FOMC will strongly consider a third round of quantitative easing (i.e., injecting a significant amount of new money into the economy for banks to lend) if the U.S. economy continues to falter. And, of course, all eyes will be on Europe, as political leaders and bankers attempt to negotiate a way through the Continent's ongoing debt crisis.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Floating-rate notes are debt instruments with variable interest rates typically tied to a certain money market index. Adjustments to the interest rates are usually made every six months.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.

Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating, the higher the probability of default. Credit quality does not remove market risk and is subject to change.

Investment Portfolio as of April 30, 2012

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 100.6%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.31%*, 12/1/2027, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Alaska 1.5%
Anchorage, AK, Tax Anticipation Notes, 2.0%, 8/31/2012	20,000,000	20,125,846
Alaska, Eclipse Funding Trust, Solar Eclipse, State Industrial Development & Experiment, 144A, 0.25%*, 10/1/2014, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	12,990,000	12,990,000
		33,115,846
Arizona 0.2%
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.26%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 7.9%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.28%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.3%*, Mandatory Put 9/4/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.3%*, Mandatory Put 8/1/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series C, 0.18%*, 3/1/2047, LOC: Bank of Montreal	8,500,000	8,500,000
California, State Pollution Control Financing Authority, Pacific Gas & Electric Co., Series C, 0.25%*, 11/1/2026, LOC: JPMorgan Chase Bank NA	18,700,000	18,700,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.33%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	21,600,000	21,600,000
Series 2681, 144A, AMT, 0.41%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.28%*, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,500,000	5,500,000
San Francisco City & County, CA, Clean & Safe Neighborhood Parks, Series B, 2.0%, 6/15/2012	7,000,000	7,016,164
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,043,958
San Jose, CA, BB&T Municipal Trust, Series 2023, 144A, 0.25%*, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	26,610,000	26,610,000
		171,620,122
Colorado 1.8%
Colorado, Meridian Village Metropolitan District, Series C-11, 144A, 0.25%*, 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	17,580,000	17,580,000
Colorado, State Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.21%*, 6/1/2038, LOC: U.S. Bank NA	10,000,000	10,000,000
Denver, CO, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.28%*, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	12,000,000	12,000,000
		39,580,000
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.34%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	8,895,000	8,895,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.26%*, 5/1/2036, LOC: PNC Bank NA	5,885,000	5,885,000
		14,780,000
District of Columbia 1.6%
District of Columbia, General Obligation, Series D, 0.23%*, 6/1/2034, LOC: Wells Fargo Bank NA	12,885,000	12,885,000
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.26%*, 10/1/2039, LOC: Barclays Bank PLC	10,775,000	10,775,000
District of Columbia, Wells Fargo State Trust, Series 107C, 144A, AMT, 0.3%*, 10/1/2028, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,885,000	9,885,000
		33,545,000
Florida 4.1%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.29%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Series 1029, 0.34%*, 7/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,175,000	10,175,000
Series 1012, 144A, 0.34%*, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,775,000	9,775,000
Florida, State Gulf Coast University Financing Corp., Capital Improvement Revenue, Housing Project, Series A, 0.22%*, 2/1/2038, LOC: Bank of America NA	20,425,000	20,425,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.25%*, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Orange County, FL, School Board Corp., Series E, 0.28%*, 8/1/2022, LOC: Wells Fargo Bank NA	4,900,000	4,900,000
Orlando & Orange County, FL, Expressway Authority, Series C-4, 0.22%*, 7/1/2025, INS: AGMC, LOC: TD Bank NA	10,000,000	10,000,000
Palm Beach Counties, FL, Benjamin Private School Project Revenue, 0.25%*, 7/1/2025, LOC: Northern Trust Co.	6,225,000	6,225,000
		88,180,000
Georgia 1.5%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 0.33%*, 5/1/2022	7,155,000	7,155,000
Georgia, Municipal Electric Authority Revenue, Project No. 1, Series B, 0.23%*, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	15,600,000	15,600,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.26%*, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000
Georgia, State General Obligation, Series B, 5.5%, 7/1/2012	2,000,000	2,017,733
		33,232,733
Idaho 3.7%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	80,223,681
Illinois 12.5%
Channahon, IL, Morris Hospital Revenue, Series A, 0.25%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.28%*, 2/1/2035, LOC: Harris Trust & Savings Bank	5,955,000	5,955,000
Illinois Eclipse Funding Trust, Solar Eclipse, Springfield Illinois Electric Revenue, Series 2006-0007, 144A, 0.3%*, 3/1/2030, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	51,055,000	51,055,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.34%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	15,785,000	15,785,000
Illinois, Education Facilities Authority Revenue, 0.15%, 5/14/2012	70,000,000	70,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%*, Mandatory Put 5/2/2013 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Revenue:
0.17%, 6/7/2012	15,000,000	15,000,000
0.2%, 7/9/2012	5,000,000	5,000,000
0.2%, 7/9/2012	18,000,000	18,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.25%*, 12/1/2033, LOC: Bank One NA	12,500,000	12,500,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.25%*, 4/1/2033, LOC: Northern Trust Co.	4,100,000	4,100,000
Illinois, Wells Fargo Stage Trust, Series 2C, 144A, 0.25%*, 10/1/2051, LIQ: Wells Fargo & Co.	8,375,000	8,375,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.34%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
University of Illinois, Health Services Facilities Systems Revenue, 0.25%*, 10/1/2026, LOC: JPMorgan Chase Bank NA	11,100,000	11,100,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.28%*, 4/1/2042, LOC: Wells Fargo Bank NA	24,600,000	24,600,000
		269,750,000
Indiana 0.4%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.31%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,590,000	7,590,000
Iowa 0.5%
Iowa, State Finance Authority, Single Family Revenue, Series C, AMT, 0.3%*, 1/1/2036, SPA: State Street Bank & Trust Co.	11,700,000	11,700,000
Kansas 2.1%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.33%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,858,446
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.3%*, 9/1/2032, LOC: Bank of America NA	26,800,000	26,800,000
		46,308,446
Kentucky 3.0%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.35%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.35%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.35%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series F, AMT, 0.26%*, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Series I, AMT, 0.27%*, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series H, AMT, 0.27%*, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000
		64,770,000
Maine 0.2%
Maine, State Housing Authority, Mortgage Revenue, Series B-3, AMT, 0.29%*, 11/15/2038, SPA: State Street Bank & Trust Co.	4,000,000	4,000,000
Massachusetts 3.5%
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.26%*, 10/1/2030, LOC: RBS Citizens NA	26,390,000	26,390,000
Massachusetts, State General Obligation, Series B, 2.0%, 5/31/2012	50,000,000	50,075,331
		76,465,331
Michigan 2.9%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.39%*, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.34%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.34%**, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.34%**, 11/15/2049	7,100,000	7,100,000
Michigan RBC Municipal Products, Inc. Trust, Series L-23, 144A, AMT, 0.3%*, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,900,000	9,900,000
		62,860,000
Minnesota 1.1%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.28%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 3.4%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.4%*, 12/1/2047, LOC: Wachovia Bank NA	9,290,000	9,290,000
Series A, AMT, 0.58%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Series B, AMT, 1.63%*, 12/1/2047, LOC: HSBC Bank U.S.A. NA	5,671,715	5,671,715
Mississippi, State Business Finance Comission, Gulf Opportunity Zone, Chevron U.S.A., Inc.: Series C, 144A, 0.22%*, 11/1/2035, GTY: Chevron Corp.	17,785,000	17,785,000
Series H, 0.22%*, 11/1/2035, GTY: Chevron Corp.	30,000,000	30,000,000
		72,246,715
Missouri 0.6%
North Kansas City, MO, State Hospital Revenue, 0.3%*, 11/1/2033, LOC: Bank of America NA	12,100,000	12,100,000
Montana 1.6%
Forsyth, MT, Pollution Control Revenue, Pacificorp Project, 0.3%*, 1/1/2018, LOC: JPMorgan Chase Bank NA	35,250,000	35,250,000
Nebraska 0.5%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.3%*, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
Nevada 2.5%
Clark County, NV, Airport Revenue, Series D-2B, 0.24%*, 7/1/2040, LOC: Royal Bank of Canada	50,000,000	50,000,000
Nevada, State Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.24%*, 10/15/2032, LIQ: Fannie Mae	4,800,000	4,800,000
		54,800,000
New Jersey 1.6%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.39%*, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New Jersey, State Revenue, Series C, 2.0%, 6/21/2012	20,000,000	20,048,733
		35,248,733
New York 3.9%
New York, State Housing Finance Agency, Capitol Green Apartments, Series A, AMT, 0.3%*, 5/15/2036, LIQ: Fannie Mae	4,200,000	4,200,000
New York, State Housing Finance Agency, RIP Van Winkle House LLC, Series A, 144A, AMT, 0.3%*, 11/1/2034, LIQ: Freddie Mac	7,700,000	7,700,000
New York City, NY, Municipal Water Finance Authority, 0.25%, 5/1/2012	10,000,000	10,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series A-4, 0.22%*, 11/1/2029, SPA: TD Bank NA	23,600,000	23,600,000
New York, NY, General Obligation:
Series G-3, 0.23%*, 4/1/2042, LOC: Citibank NA	25,000,000	25,000,000
Series I, 0.25%*, 4/1/2036, LOC: Bank of America NA	9,000,000	9,000,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B-2, 0.21%*, 1/1/2033, LOC : California State Teacher's Retirement System	5,280,000	5,280,000
		84,780,000
North Carolina 2.3%
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.34%*, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,270,000	10,270,000
Series 1008, 144A, 0.34%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.34%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	13,450,000	13,450,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.25%*, 12/1/2028, LOC: Branch Banking & Trust	5,285,000	5,285,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.25%*, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.25%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.25%*, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000
		49,285,000
Ohio 0.5%
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.4%*, 6/1/2048, LOC: Wachovia Bank NA	9,735,000	9,735,000
Other 6.1%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, AMT, 0.36%*, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.45%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.4%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		130,900,000
Pennsylvania 4.8%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.25%*, 6/1/2032, LOC: PNC Bank NA	6,420,000	6,420,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust, Series E-29, 144A, 0.25%*, 4/25/2014, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	7,000,000	7,000,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Philadelphia, PA, Gas Works Revenue, Series E, 0.24%*, 8/1/2031, LOC: PNC Bank NA	10,060,000	10,060,000
Philadelphia, PA, General Obligation, Series A, 144A, 2.0%, 6/29/2012	75,000,000	75,195,348
		104,175,348
South Carolina 1.0%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	21,396,786
Tennessee 3.1%
Nashville & Davidson County, TN, Metropolitan Government, 0.17%, 10/11/2012	50,000,000	50,000,000
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.28%*, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, State General Obligation, Series A, 144A, 2.0%, 10/1/2012	12,770,000	12,863,622
		67,863,622
Texas 9.6%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.32%*, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
City of Houston, TX, Combined Utility, 0.18%, 6/7/2012	10,000,000	10,000,000
Harris County, TX, Cultural Education Facility, TECP, 0.27%, 6/11/2012	25,000,000	25,000,000
Houston, TX, 0.17%, 5/15/2012	10,000,000	10,000,000
Katy, TX, Independent School District Building, 0.36%*, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.28%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Northside, TX, Independent School District, School Building, 1.5%, Mandatory Put 8/1/2012 @ 100, 8/1/2040	8,500,000	8,528,031
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.4%*, 12/1/2047, LOC: Wachovia Bank NA	12,110,000	12,110,000
Texas, Gulf Coast Waste Disposal Authority, Exxon Mobil Project Corp., AMT, 0.22%*, 6/1/2030	10,000,000	10,000,000
Texas, Lower Neches Valley Authority, Industrial Development Corp., Exxon Capital Ventures, Inc., 0.2%*, 11/1/2038, GTY: Exxon Mobil Corp.	14,650,000	14,650,000
Texas, Public Finance Authority, 0.13%, 5/10/2012	16,835,000	16,835,000
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.28%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	18,395,000	18,395,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.34%*, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000
		208,303,031
Utah 0.2%
Utah, State Housing Finance Agency, Single Family Mortgage, "I", Series C-1, AMT, 0.27%*, 1/1/2033, SPA: Barclays Bank New York	5,000,000	5,000,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Inc., Series A, 0.22%*, 12/1/2030, LOC: TD BankNorth NA	5,430,000	5,430,000
Virginia 1.8%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.29%*, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.3%*, 7/15/2050, LIQ: Freddie Mac	18,950,000	18,950,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.31%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,755,000	8,755,000
Virginia, State General Obligation, Series B, 5.0%, 6/1/2012	7,000,000	7,028,091
		37,733,091
Washington 3.4%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.28%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State General Obligation:
Series 3087, 144A, 0.25%*, 7/1/2016, LIQ: JPMorgan Chase Bank NA	5,055,000	5,055,000
Series R-2012A, 144A, 2.0%, 7/1/2012	26,870,000	26,949,861
Washington, State Health Care Facilities Authority, Swedish Health Services, Series B, 0.28%*, 11/15/2046, LOC: Citibank NA	13,000,000	13,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.26%*, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
		73,174,861
West Virginia 0.3%
West Virginia, Economic Development Authority Revenue, Morgantown Energy, AMT, 0.27%*, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 1.1%
Milwaukee, WI, 0.12%, 5/7/2012	4,000,000	4,000,000
Milwaukee, WI, TECP, 0.15%, 5/2/2012, LOC: State Street Bank & Trust Co.	4,000,000	4,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series B, 0.29%*, 2/1/2034, LOC: Chase Manhattan Bank	11,070,000	11,070,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.2%*, 4/1/2029, LOC: U.S. Bank NA	5,000,000	5,000,000
		24,070,000
Wyoming 1.9%
Wyoming, State Student Loan Corp. Revenue, Series A-3, 0.25%*, 12/1/2043, LOC: Royal Bank of Canada	40,000,000	40,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,173,413,346)+	100.6	2,173,413,346
Other Assets and Liabilities, Net	(0.6)	(12,690,781)
Net Assets	100.0	2,160,722,565

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2012.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

+ The cost for federal income tax purposes was $2,173,413,346.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$2,173,413,346	$—	$2,173,413,346
Total	$—	$2,173,413,346	$—	$2,173,413,346

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,173,413,346
Receivable for investments sold	980,000
Receivable for Fund shares sold	13,811,490
Interest receivable	4,417,385
Due from Advisor	3,337
Other assets	103,749
Total assets	2,192,729,307
Liabilities
Cash overdraft	12,896,940
Payable for investments purchased	18,000,295
Payable for Fund shares redeemed	590,786
Distributions payable	33,604
Accrued management fee	133,523
Accrued Trustees' fees	6,379
Other accrued expenses and payables	345,215
Total liabilities	32,006,742
Net assets, at value	$2,160,722,565
Net Assets Consist of
Undistributed net investment income	481,663
Paid-in capital	2,160,240,902
Net assets, at value	$2,160,722,565

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($11,601,065 ÷ 11,597,387 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($61,524,058 ÷ 61,504,507 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,105,904,088 ÷ 1,105,553,587 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($312,796,419 ÷ 312,701,475 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($109,974,712 ÷ 109,939,842 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($78,052,145 ÷ 78,027,401 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($166,429,671 ÷ 166,376,906 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($314,440,407 ÷ 314,340,721 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Tax-Exempt Portfolio
Income: Interest	$5,474,279
Expenses: Management fee	1,436,590
Administration fee	2,354,301
Services to shareholders	1,232,597
Distribution and service fees	2,259,306
Custodian fee	31,639
Professional fees	112,317
Reports to shareholders	149,156
Registration fees	139,474
Trustees' fees and expenses	78,932
Other	134,923
Total expenses before expense reductions	7,929,235
Expense reductions	(3,114,679)
Total expenses after expense reductions	4,814,556
Net investment income	659,723
Net realized gain (loss) from investments	21,137
Net increase (decrease) in net assets resulting from operations	$680,860

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$659,723	$4,209,978
Net realized gain (loss)	21,137	26,953
Net increase in net assets resulting from operations	680,860	4,236,931
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(2,580)	(1,440)
Davidson Cash Equivalent Shares	(13,672)	(8,101)
DWS Tax-Exempt Cash Institutional Shares	(598,543)	(3,424,889)
DWS Tax-Exempt Money Fund	(115,000)	(551,022)
DWS Tax-Free Money Fund Class S	(28,531)	(156,176)
Premier Money Market Shares	—	(1,265)
Service Shares	(16,307)	(7,236)
Tax-Exempt Cash Managed Shares	(35,814)	(18,703)
Tax-Free Investment Class	(64,866)	(41,260)
Total distributions	(875,313)	(4,210,092)
Fund share transactions: Proceeds from shares sold	5,483,352,307	9,995,553,494
Reinvestment of distributions	544,506	2,851,124
Cost of shares redeemed	(5,984,187,987)	(10,411,552,190)
Net increase (decrease) in net assets from Fund share transactions	(500,291,174)	(413,147,572)
Increase (decrease) in net assets	(500,485,627)	(413,120,733)
Net assets at beginning of period	2,661,208,192	3,074,328,925
Net assets at end of period (including undistributed net investment income of $481,663 and $676,116, respectively)	$2,160,722,565	$2,661,208,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Exempt Money Fund
	Years Ended April 30,
	2012		2011	2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	*	.001	.002		.016	.031
Net realized and unrealized gain (loss)	.000	*	.000 *	.000	*	.000 *	.000	*
Total from investment operations	.000	*	.001	.002		.016	.031
Less distributions from: Net investment income	(.000	)*	(.001)	(.002)		(.016)	(.031)
Net realized gains	—		—	(.000	)*	—	—
Total distributions	(.000	)*	(.001)	(.002)		(.016)	(.031)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00
Total Return (%)	.03	a	.14	.22		1.57	3.17	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	313		366	428		503	586
Ratio of expenses before expense reductions (%)	.22		.22	.24		.24	.24
Ratio of expenses after expense reductions (%)	.21		.22	.24		.24	.23
Ratio of net investment income (%)	.02		.14	.22		1.55	3.09
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2012, the Fund's components of distributable earnings on a tax basis are as follows:
Undistributed tax-exempt income*	$515,267

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2012	2011
Distributions from tax-exempt income	$854,176	$4,183,139
Distributions from ordinary income*	$21,137	$26,953

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2012, the Fund incurred a management fee equivalent to the following annual effective rate of the Fund's average daily net assets:
Fund	Annual Effective Rate
Tax-Exempt Portfolio	.06%

For the period from May 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2012, the Administration Fee was as follows:
	Administration Fee	Unpaid at April 30, 2012
Tax-Exempt Portfolio	$2,354,301	$178,077

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2012, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$32,597	$28,685	$808
Davidson Cash Equivalent Shares	101,145	81,232	3,917
DWS Tax-Exempt Cash Institutional Shares	172,612	142,572	2,338
DWS Tax-Exempt Money Fund	104,411	52,077	11,232
DWS Tax-Free Money Fund Class S	70,226	40,679	6,690
Service Shares	209,354	183,665	9,716
Tax-Exempt Cash Managed Shares	122,799	77,496	5,118
Tax-Free Investment Class	352,064	248,967	1,500
	$1,165,208	$855,373	$41,319

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2012, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$43,028	$43,028	.00%	.33%
Davidson Cash Equivalent Shares	202,291	202,291	.00%	.30%
Service Shares	505,368	505,368	.00%	.60%
Tax-Free Investment Class	830,130	830,130	.00%	.25%
	$1,580,817	$1,580,817

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2012, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$32,597	$32,597	.00%	.25%
Davidson Cash Equivalent Shares	168,575	168,575	.00%	.25%
Tax-Exempt Cash Managed Shares	244,880	244,880	.00%	.15%
Tax-Free Investment Class	232,437	232,437	.00%	.07%
	$678,489	$678,489

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2012
Tax-Exempt Portfolio	$77,202	$31,872

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2012, one shareholder account held approximately 19% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	32,054,021	$32,054,021	37,505,008	$37,505,008
Davidson Cash Equivalent Shares	121,475,389	121,475,389	108,372,167	108,372,167
DWS Tax-Exempt Cash Institutional Shares	4,080,690,854	4,080,690,854	8,705,410,264	8,705,410,264
DWS Tax-Exempt Money Fund	325,873,832	325,873,832	234,765,709	234,765,709
DWS Tax-Free Money Fund Class S	31,868,351	31,868,351	40,065,751	40,065,751
Premier Money Market Shares*	—	—	17,963,464	17,963,464
Service Shares	173,964,295	173,964,295	171,592,837	171,592,837
Tax-Exempt Cash Managed Shares	387,004,796	387,004,796	270,920,971	270,920,971
Tax-Free Investment Class	330,420,769	330,420,769	408,957,323	408,957,323
		$5,483,352,307		$9,995,553,494
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	2,578	$2,578	1,433	$1,433
Davidson Cash Equivalent Shares	13,652	13,652	8,078	8,078
DWS Tax-Exempt Cash Institutional Shares	307,257	307,257	2,103,424	2,103,424
DWS Tax-Exempt Money Fund	112,297	112,297	541,218	541,218
DWS Tax-Free Money Fund Class S	27,195	27,195	147,957	147,957
Premier Money Market Shares*	—	—	1,023	1,023
Service Shares	16,265	16,265	7,238	7,238
Tax-Exempt Cash Managed Shares	1,546	1,546	84	84
Tax-Free Investment Class	63,716	63,716	40,669	40,669
		$544,506		$2,851,124
Shares redeemed
Capital Assets Funds Shares	(31,054,695)	$(31,054,695)	(44,799,949)	$(44,799,949)
Davidson Cash Equivalent Shares	(135,004,695)	(135,004,695)	(113,236,507)	(113,236,507)
DWS Tax-Exempt Cash Institutional Shares	(4,467,264,493)	(4,467,264,493)	(8,940,648,532)	(8,940,648,532)
DWS Tax-Exempt Money Fund	(379,194,651)	(379,194,651)	(297,512,567)	(297,512,567)
DWS Tax-Free Money Fund Class S	(46,678,340)	(46,678,340)	(55,821,788)	(55,821,788)
Premier Money Market Shares*	—	—	(47,338,154)	(47,338,154)
Service Shares	(177,914,611)	(177,914,611)	(126,254,371)	(126,254,371)
Tax-Exempt Cash Managed Shares	(348,035,830)	(348,035,830)	(352,406,232)	(352,406,232)
Tax-Free Investment Class	(399,040,672)	(399,040,672)	(433,534,090)	(433,534,090)
		$(5,984,187,987)		$(10,411,552,190)
Net increase (decrease)
Capital Assets Funds Shares	1,001,904	$1,001,904	(7,293,508)	$(7,293,508)
Davidson Cash Equivalent Shares	(13,515,654)	(13,515,654)	(4,856,262)	(4,856,262)
DWS Tax-Exempt Cash Institutional Shares	(386,266,382)	(386,266,382)	(233,134,844)	(233,134,844)
DWS Tax-Exempt Money Fund	(53,208,522)	(53,208,522)	(62,205,640)	(62,205,640)
DWS Tax-Free Money Fund Class S	(14,782,794)	(14,782,794)	(15,608,080)	(15,608,080)
Premier Money Market Shares*	—	—	(29,373,667)	(29,373,667)
Service Shares	(3,934,051)	(3,934,051)	45,345,704	45,345,704
Tax-Exempt Cash Managed Shares	38,970,512	38,970,512	(81,485,177)	(81,485,177)
Tax-Free Investment Class	(68,556,187)	(68,556,187)	(24,536,098)	(24,536,098)
		$(500,291,174)		$(413,147,572)

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2012

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	DWS Tax-Exempt Money Fund
Beginning Account Value 11/1/11	$1,000.00
Ending Account Value 4/30/12	$1,000.18
Expenses Paid per $1,000*	$.99
Hypothetical 5% Fund Return
Beginning Account Value 11/1/11	$1,000.00
Ending Account Value 4/30/12	$1,023.87
Expenses Paid per $1,000*	$1.01
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.

Annualized Expense Ratio
DWS Tax-Exempt Money Fund	.20%
For more information, please refer to the Fund's prospectus.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2012, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of April 30, 2012. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	107	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	107
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	107	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2011)	107	Director, CardioNet, Inc.2 (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	107	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	110	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA6 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow6 (1970) Vice President, May 2012-present	Director3, Deutsche Asset Management
Rita Rubin6 (1970) Assistant Secretary, 2009-2012*	Director3 and Senior Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

* Effective May 18, 2012, Rita Rubin no longer serves as Assistant Secretary to the fund.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DTEMF-2
(R-027590-1 6/12)

APRIL 30, 2012 Annual Report to Shareholders

Tax-Exempt Portfolio DWS Tax-Free Money Fund Class S

Contents
3 Portfolio Management Review
7 Investment Portfolio
17 Statement of Assets and Liabilities
19 Statement of Operations
20 Statement of Changes in Net Assets
21 Financial Highlights
22 Notes to Financial Statements
29 Report of Independent Registered Public Accounting Firm
30 Information About Your Fund's Expenses
31 Tax Information
32 Other Information
33 Summary of Management Fee Evaluation by Independent Fee Consultant
37 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the fund's most recent 12-month period ended April 30, 2012, money markets were responding to alternating degrees of perceived risk in the global financial markets, with short-term rates rising or falling slightly in response to the current state of the European debt crisis. Last summer, the political standoff in the United States related to the raising of the U.S. debt ceiling spurred volatility in financial markets. The extreme difficulties that Congress encountered in coming to agreement regarding the debt ceiling made up a large part of the rationale cited by Standard & Poor's in deciding to downgrade U.S. debt from AAA to AA+. In addition, credit downgrades of various domestic and international banks, and "credit watches" instituted by ratings agencies on some European countries, exerted pressure on the money markets.

"We continue our insistence on the highest credit quality within the fund."

During the first quarter of 2012, extraordinary efforts by the European Central Bank to ensure adequate funding for the Continent's banks heartened investors and led to a significant rally in global financial markets. In the second quarter, however, additional geopolitical uncertainty in Europe (based mainly on strong pushback against austerity measures by political forces within Greece, the Netherlands and France), along with a perceived slowing of U.S. economic momentum in early 2012, led to a more cautious approach by investors.

Positive Contributors to Fund Performance

We continued to invest in high-quality securities. Investments included fixed-rate notes with slightly longer maturities for additional yield and very short-term floating-rate securities for safety and liquidity purposes. (The interest rate of floating-rate tax-free securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) In addition, we avoided investing in areas of the country that continue to experience fiscal stress, and instead emphasized general obligation state credits and essential-service issues from municipalities in larger, more economically vibrant states.

The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

Fund Performance (as of April 30, 2012)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
	7-Day Current Yield
DWS Tax-Free Money Fund Class S	.03%
(Equivalent Taxable Yield)	.05	%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at www.dws-investments.com.
* The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

Preferring a cautious approach at a time of market uncertainty, we tilted the portfolio toward securities that tended to have lower yields than issues carrying more risk. While this strategy cost the fund some yield, we believe it represented a prudent approach to preserving principal.

Outlook and Positioning

Going forward, investors and the Federal Open Market Committee (FOMC) will be carefully monitoring economic statistics to see whether the U.S. recovery can regain its momentum. When the U.S. Federal Reserve Board's (the Fed's) "Operation Twist" program (where it has been buying long-term Treasury instruments with the goal of lowering longer-term interest rates in order to boost the economy) ends in late June, some market watchers believe that the FOMC will strongly consider a third round of quantitative easing (i.e., injecting a significant amount of new money into the economy for banks to lend) if the U.S. economy continues to falter. And, of course, all eyes will be on Europe, as political leaders and bankers attempt to negotiate a way through the Continent's ongoing debt crisis.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Floating-rate notes are debt instruments with variable interest rates typically tied to a certain money market index. Adjustments to the interest rates are usually made every six months.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.

Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating, the higher the probability of default. Credit quality does not remove market risk and is subject to change.

Investment Portfolio as of April 30, 2012

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 100.6%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.31%*, 12/1/2027, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Alaska 1.5%
Anchorage, AK, Tax Anticipation Notes, 2.0%, 8/31/2012	20,000,000	20,125,846
Alaska, Eclipse Funding Trust, Solar Eclipse, State Industrial Development & Experiment, 144A, 0.25%*, 10/1/2014, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	12,990,000	12,990,000
		33,115,846
Arizona 0.2%
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.26%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 7.9%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.28%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.3%*, Mandatory Put 9/4/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.3%*, Mandatory Put 8/1/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series C, 0.18%*, 3/1/2047, LOC: Bank of Montreal	8,500,000	8,500,000
California, State Pollution Control Financing Authority, Pacific Gas & Electric Co., Series C, 0.25%*, 11/1/2026, LOC: JPMorgan Chase Bank NA	18,700,000	18,700,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.33%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	21,600,000	21,600,000
Series 2681, 144A, AMT, 0.41%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.28%*, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,500,000	5,500,000
San Francisco City & County, CA, Clean & Safe Neighborhood Parks, Series B, 2.0%, 6/15/2012	7,000,000	7,016,164
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,043,958
San Jose, CA, BB&T Municipal Trust, Series 2023, 144A, 0.25%*, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	26,610,000	26,610,000
		171,620,122
Colorado 1.8%
Colorado, Meridian Village Metropolitan District, Series C-11, 144A, 0.25%*, 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	17,580,000	17,580,000
Colorado, State Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.21%*, 6/1/2038, LOC: U.S. Bank NA	10,000,000	10,000,000
Denver, CO, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.28%*, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	12,000,000	12,000,000
		39,580,000
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.34%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	8,895,000	8,895,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.26%*, 5/1/2036, LOC: PNC Bank NA	5,885,000	5,885,000
		14,780,000
District of Columbia 1.6%
District of Columbia, General Obligation, Series D, 0.23%*, 6/1/2034, LOC: Wells Fargo Bank NA	12,885,000	12,885,000
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.26%*, 10/1/2039, LOC: Barclays Bank PLC	10,775,000	10,775,000
District of Columbia, Wells Fargo State Trust, Series 107C, 144A, AMT, 0.3%*, 10/1/2028, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,885,000	9,885,000
		33,545,000
Florida 4.1%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.29%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Series 1029, 0.34%*, 7/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,175,000	10,175,000
Series 1012, 144A, 0.34%*, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,775,000	9,775,000
Florida, State Gulf Coast University Financing Corp., Capital Improvement Revenue, Housing Project, Series A, 0.22%*, 2/1/2038, LOC: Bank of America NA	20,425,000	20,425,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.25%*, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Orange County, FL, School Board Corp., Series E, 0.28%*, 8/1/2022, LOC: Wells Fargo Bank NA	4,900,000	4,900,000
Orlando & Orange County, FL, Expressway Authority, Series C-4, 0.22%*, 7/1/2025, INS: AGMC, LOC: TD Bank NA	10,000,000	10,000,000
Palm Beach Counties, FL, Benjamin Private School Project Revenue, 0.25%*, 7/1/2025, LOC: Northern Trust Co.	6,225,000	6,225,000
		88,180,000
Georgia 1.5%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 0.33%*, 5/1/2022	7,155,000	7,155,000
Georgia, Municipal Electric Authority Revenue, Project No. 1, Series B, 0.23%*, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	15,600,000	15,600,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.26%*, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000
Georgia, State General Obligation, Series B, 5.5%, 7/1/2012	2,000,000	2,017,733
		33,232,733
Idaho 3.7%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	80,223,681
Illinois 12.5%
Channahon, IL, Morris Hospital Revenue, Series A, 0.25%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.28%*, 2/1/2035, LOC: Harris Trust & Savings Bank	5,955,000	5,955,000
Illinois Eclipse Funding Trust, Solar Eclipse, Springfield Illinois Electric Revenue, Series 2006-0007, 144A, 0.3%*, 3/1/2030, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	51,055,000	51,055,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.34%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	15,785,000	15,785,000
Illinois, Education Facilities Authority Revenue, 0.15%, 5/14/2012	70,000,000	70,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%*, Mandatory Put 5/2/2013 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Revenue:
0.17%, 6/7/2012	15,000,000	15,000,000
0.2%, 7/9/2012	5,000,000	5,000,000
0.2%, 7/9/2012	18,000,000	18,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.25%*, 12/1/2033, LOC: Bank One NA	12,500,000	12,500,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.25%*, 4/1/2033, LOC: Northern Trust Co.	4,100,000	4,100,000
Illinois, Wells Fargo Stage Trust, Series 2C, 144A, 0.25%*, 10/1/2051, LIQ: Wells Fargo & Co.	8,375,000	8,375,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.34%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
University of Illinois, Health Services Facilities Systems Revenue, 0.25%*, 10/1/2026, LOC: JPMorgan Chase Bank NA	11,100,000	11,100,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.28%*, 4/1/2042, LOC: Wells Fargo Bank NA	24,600,000	24,600,000
		269,750,000
Indiana 0.4%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.31%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,590,000	7,590,000
Iowa 0.5%
Iowa, State Finance Authority, Single Family Revenue, Series C, AMT, 0.3%*, 1/1/2036, SPA: State Street Bank & Trust Co.	11,700,000	11,700,000
Kansas 2.1%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.33%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,858,446
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.3%*, 9/1/2032, LOC: Bank of America NA	26,800,000	26,800,000
		46,308,446
Kentucky 3.0%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.35%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.35%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.35%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series F, AMT, 0.26%*, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Series I, AMT, 0.27%*, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series H, AMT, 0.27%*, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000
		64,770,000
Maine 0.2%
Maine, State Housing Authority, Mortgage Revenue, Series B-3, AMT, 0.29%*, 11/15/2038, SPA: State Street Bank & Trust Co.	4,000,000	4,000,000
Massachusetts 3.5%
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.26%*, 10/1/2030, LOC: RBS Citizens NA	26,390,000	26,390,000
Massachusetts, State General Obligation, Series B, 2.0%, 5/31/2012	50,000,000	50,075,331
		76,465,331
Michigan 2.9%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.39%*, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.34%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.34%**, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.34%**, 11/15/2049	7,100,000	7,100,000
Michigan RBC Municipal Products, Inc. Trust, Series L-23, 144A, AMT, 0.3%*, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,900,000	9,900,000
		62,860,000
Minnesota 1.1%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.28%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 3.4%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.4%*, 12/1/2047, LOC: Wachovia Bank NA	9,290,000	9,290,000
Series A, AMT, 0.58%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Series B, AMT, 1.63%*, 12/1/2047, LOC: HSBC Bank U.S.A. NA	5,671,715	5,671,715
Mississippi, State Business Finance Comission, Gulf Opportunity Zone, Chevron U.S.A., Inc.: Series C, 144A, 0.22%*, 11/1/2035, GTY: Chevron Corp.	17,785,000	17,785,000
Series H, 0.22%*, 11/1/2035, GTY: Chevron Corp.	30,000,000	30,000,000
		72,246,715
Missouri 0.6%
North Kansas City, MO, State Hospital Revenue, 0.3%*, 11/1/2033, LOC: Bank of America NA	12,100,000	12,100,000
Montana 1.6%
Forsyth, MT, Pollution Control Revenue, Pacificorp Project, 0.3%*, 1/1/2018, LOC: JPMorgan Chase Bank NA	35,250,000	35,250,000
Nebraska 0.5%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.3%*, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
Nevada 2.5%
Clark County, NV, Airport Revenue, Series D-2B, 0.24%*, 7/1/2040, LOC: Royal Bank of Canada	50,000,000	50,000,000
Nevada, State Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.24%*, 10/15/2032, LIQ: Fannie Mae	4,800,000	4,800,000
		54,800,000
New Jersey 1.6%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.39%*, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New Jersey, State Revenue, Series C, 2.0%, 6/21/2012	20,000,000	20,048,733
		35,248,733
New York 3.9%
New York, State Housing Finance Agency, Capitol Green Apartments, Series A, AMT, 0.3%*, 5/15/2036, LIQ: Fannie Mae	4,200,000	4,200,000
New York, State Housing Finance Agency, RIP Van Winkle House LLC, Series A, 144A, AMT, 0.3%*, 11/1/2034, LIQ: Freddie Mac	7,700,000	7,700,000
New York City, NY, Municipal Water Finance Authority, 0.25%, 5/1/2012	10,000,000	10,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series A-4, 0.22%*, 11/1/2029, SPA: TD Bank NA	23,600,000	23,600,000
New York, NY, General Obligation:
Series G-3, 0.23%*, 4/1/2042, LOC: Citibank NA	25,000,000	25,000,000
Series I, 0.25%*, 4/1/2036, LOC: Bank of America NA	9,000,000	9,000,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B-2, 0.21%*, 1/1/2033, LOC : California State Teacher's Retirement System	5,280,000	5,280,000
		84,780,000
North Carolina 2.3%
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.34%*, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,270,000	10,270,000
Series 1008, 144A, 0.34%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.34%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	13,450,000	13,450,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.25%*, 12/1/2028, LOC: Branch Banking & Trust	5,285,000	5,285,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.25%*, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.25%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.25%*, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000
		49,285,000
Ohio 0.5%
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.4%*, 6/1/2048, LOC: Wachovia Bank NA	9,735,000	9,735,000
Other 6.1%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, AMT, 0.36%*, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.45%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.4%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		130,900,000
Pennsylvania 4.8%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.25%*, 6/1/2032, LOC: PNC Bank NA	6,420,000	6,420,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust, Series E-29, 144A, 0.25%*, 4/25/2014, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	7,000,000	7,000,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Philadelphia, PA, Gas Works Revenue, Series E, 0.24%*, 8/1/2031, LOC: PNC Bank NA	10,060,000	10,060,000
Philadelphia, PA, General Obligation, Series A, 144A, 2.0%, 6/29/2012	75,000,000	75,195,348
		104,175,348
South Carolina 1.0%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	21,396,786
Tennessee 3.1%
Nashville & Davidson County, TN, Metropolitan Government, 0.17%, 10/11/2012	50,000,000	50,000,000
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.28%*, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, State General Obligation, Series A, 144A, 2.0%, 10/1/2012	12,770,000	12,863,622
		67,863,622
Texas 9.6%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.32%*, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
City of Houston, TX, Combined Utility, 0.18%, 6/7/2012	10,000,000	10,000,000
Harris County, TX, Cultural Education Facility, TECP, 0.27%, 6/11/2012	25,000,000	25,000,000
Houston, TX, 0.17%, 5/15/2012	10,000,000	10,000,000
Katy, TX, Independent School District Building, 0.36%*, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.28%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Northside, TX, Independent School District, School Building, 1.5%, Mandatory Put 8/1/2012 @ 100, 8/1/2040	8,500,000	8,528,031
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.4%*, 12/1/2047, LOC: Wachovia Bank NA	12,110,000	12,110,000
Texas, Gulf Coast Waste Disposal Authority, Exxon Mobil Project Corp., AMT, 0.22%*, 6/1/2030	10,000,000	10,000,000
Texas, Lower Neches Valley Authority, Industrial Development Corp., Exxon Capital Ventures, Inc., 0.2%*, 11/1/2038, GTY: Exxon Mobil Corp.	14,650,000	14,650,000
Texas, Public Finance Authority, 0.13%, 5/10/2012	16,835,000	16,835,000
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.28%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	18,395,000	18,395,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.34%*, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000
		208,303,031
Utah 0.2%
Utah, State Housing Finance Agency, Single Family Mortgage, "I", Series C-1, AMT, 0.27%*, 1/1/2033, SPA: Barclays Bank New York	5,000,000	5,000,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Inc., Series A, 0.22%*, 12/1/2030, LOC: TD BankNorth NA	5,430,000	5,430,000
Virginia 1.8%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.29%*, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.3%*, 7/15/2050, LIQ: Freddie Mac	18,950,000	18,950,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.31%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,755,000	8,755,000
Virginia, State General Obligation, Series B, 5.0%, 6/1/2012	7,000,000	7,028,091
		37,733,091
Washington 3.4%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.28%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State General Obligation:
Series 3087, 144A, 0.25%*, 7/1/2016, LIQ: JPMorgan Chase Bank NA	5,055,000	5,055,000
Series R-2012A, 144A, 2.0%, 7/1/2012	26,870,000	26,949,861
Washington, State Health Care Facilities Authority, Swedish Health Services, Series B, 0.28%*, 11/15/2046, LOC: Citibank NA	13,000,000	13,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.26%*, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
		73,174,861
West Virginia 0.3%
West Virginia, Economic Development Authority Revenue, Morgantown Energy, AMT, 0.27%*, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 1.1%
Milwaukee, WI, 0.12%, 5/7/2012	4,000,000	4,000,000
Milwaukee, WI, TECP, 0.15%, 5/2/2012, LOC: State Street Bank & Trust Co.	4,000,000	4,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series B, 0.29%*, 2/1/2034, LOC: Chase Manhattan Bank	11,070,000	11,070,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.2%*, 4/1/2029, LOC: U.S. Bank NA	5,000,000	5,000,000
		24,070,000
Wyoming 1.9%
Wyoming, State Student Loan Corp. Revenue, Series A-3, 0.25%*, 12/1/2043, LOC: Royal Bank of Canada	40,000,000	40,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,173,413,346)+	100.6	2,173,413,346
Other Assets and Liabilities, Net	(0.6)	(12,690,781)
Net Assets	100.0	2,160,722,565

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2012.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

+ The cost for federal income tax purposes was $2,173,413,346.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$2,173,413,346	$—	$2,173,413,346
Total	$—	$2,173,413,346	$—	$2,173,413,346

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,173,413,346
Receivable for investments sold	980,000
Receivable for Fund shares sold	13,811,490
Interest receivable	4,417,385
Due from Advisor	3,337
Other assets	103,749
Total assets	2,192,729,307
Liabilities
Cash overdraft	12,896,940
Payable for investments purchased	18,000,295
Payable for Fund shares redeemed	590,786
Distributions payable	33,604
Accrued management fee	133,523
Accrued Trustees' fees	6,379
Other accrued expenses and payables	345,215
Total liabilities	32,006,742
Net assets, at value	$2,160,722,565
Net Assets Consist of
Undistributed net investment income	481,663
Paid-in capital	2,160,240,902
Net assets, at value	$2,160,722,565

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($11,601,065 ÷ 11,597,387 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($61,524,058 ÷ 61,504,507 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,105,904,088 ÷ 1,105,553,587 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($312,796,419 ÷ 312,701,475 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($109,974,712 ÷ 109,939,842 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($78,052,145 ÷ 78,027,401 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($166,429,671 ÷ 166,376,906 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($314,440,407 ÷ 314,340,721 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Tax-Exempt Portfolio
Income: Interest	$5,474,279
Expenses: Management fee	1,436,590
Administration fee	2,354,301
Services to shareholders	1,232,597
Distribution and service fees	2,259,306
Custodian fee	31,639
Professional fees	112,317
Reports to shareholders	149,156
Registration fees	139,474
Trustees' fees and expenses	78,932
Other	134,923
Total expenses before expense reductions	7,929,235
Expense reductions	(3,114,679)
Total expenses after expense reductions	4,814,556
Net investment income	659,723
Net realized gain (loss) from investments	21,137
Net increase (decrease) in net assets resulting from operations	$680,860

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$659,723	$4,209,978
Net realized gain (loss)	21,137	26,953
Net increase in net assets resulting from operations	680,860	4,236,931
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(2,580)	(1,440)
Davidson Cash Equivalent Shares	(13,672)	(8,101)
DWS Tax-Exempt Cash Institutional Shares	(598,543)	(3,424,889)
DWS Tax-Exempt Money Fund	(115,000)	(551,022)
DWS Tax-Free Money Fund Class S	(28,531)	(156,176)
Premier Money Market Shares	—	(1,265)
Service Shares	(16,307)	(7,236)
Tax-Exempt Cash Managed Shares	(35,814)	(18,703)
Tax-Free Investment Class	(64,866)	(41,260)
Total distributions	(875,313)	(4,210,092)
Fund share transactions: Proceeds from shares sold	5,483,352,307	9,995,553,494
Reinvestment of distributions	544,506	2,851,124
Cost of shares redeemed	(5,984,187,987)	(10,411,552,190)
Net increase (decrease) in net assets from Fund share transactions	(500,291,174)	(413,147,572)
Increase (decrease) in net assets	(500,485,627)	(413,120,733)
Net assets at beginning of period	2,661,208,192	3,074,328,925
Net assets at end of period (including undistributed net investment income of $481,663 and $676,116, respectively)	$2,160,722,565	$2,661,208,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Free Money Fund Class S
	Years Ended April 30,
	2012		2011	2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	*	.001	.002		.015	.031
Net realized and unrealized gain (loss)	.000	*	.000 *	.000	*	.000 *	.000	*
Total from investment operations	.000	*	.001	.002		.015	.031
Less distributions from: Net investment income	(.000	)*	(.001)	(.002)		(.015)	(.031)
Net realized gains	—		—	(.000	)*	—	—
Total distributions	(.000	)*	(.001)	(.002)		(.015)	(.031)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00
Total Return (%)	.02	a	.12	.19		1.54	3.15	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	110		125	141		164	167
Ratio of expenses before expense reductions (%)	.25		.24	.27		.26	.27
Ratio of expenses after expense reductions (%)	.22		.24	.27		.26	.26
Ratio of net investment income (%)	.01		.12	.18		1.53	3.06
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2012, the Fund's components of distributable earnings on a tax basis are as follows:
Undistributed tax-exempt income*	$515,267

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2012	2011
Distributions from tax-exempt income	$854,176	$4,183,139
Distributions from ordinary income*	$21,137	$26,953

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2012, the Fund incurred a management fee equivalent to the following annual effective rate of the Fund's average daily net assets:
Fund	Annual Effective Rate
Tax-Exempt Portfolio	.06%

For the period from May 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Free Money Fund Class S to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2012, the Administration Fee was as follows:
	Administration Fee	Unpaid at April 30, 2012
Tax-Exempt Portfolio	$2,354,301	$178,077

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2012, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$32,597	$28,685	$808
Davidson Cash Equivalent Shares	101,145	81,232	3,917
DWS Tax-Exempt Cash Institutional Shares	172,612	142,572	2,338
DWS Tax-Exempt Money Fund	104,411	52,077	11,232
DWS Tax-Free Money Fund Class S	70,226	40,679	6,690
Service Shares	209,354	183,665	9,716
Tax-Exempt Cash Managed Shares	122,799	77,496	5,118
Tax-Free Investment Class	352,064	248,967	1,500
	$1,165,208	$855,373	$41,319

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2012, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$43,028	$43,028	.00%	.33%
Davidson Cash Equivalent Shares	202,291	202,291	.00%	.30%
Service Shares	505,368	505,368	.00%	.60%
Tax-Free Investment Class	830,130	830,130	.00%	.25%
	$1,580,817	$1,580,817

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2012, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$32,597	$32,597	.00%	.25%
Davidson Cash Equivalent Shares	168,575	168,575	.00%	.25%
Tax-Exempt Cash Managed Shares	244,880	244,880	.00%	.15%
Tax-Free Investment Class	232,437	232,437	.00%	.07%
	$678,489	$678,489

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2012
Tax-Exempt Portfolio	$77,202	$31,872

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2012, one shareholder account held approximately 19% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	32,054,021	$32,054,021	37,505,008	$37,505,008
Davidson Cash Equivalent Shares	121,475,389	121,475,389	108,372,167	108,372,167
DWS Tax-Exempt Cash Institutional Shares	4,080,690,854	4,080,690,854	8,705,410,264	8,705,410,264
DWS Tax-Exempt Money Fund	325,873,832	325,873,832	234,765,709	234,765,709
DWS Tax-Free Money Fund Class S	31,868,351	31,868,351	40,065,751	40,065,751
Premier Money Market Shares*	—	—	17,963,464	17,963,464
Service Shares	173,964,295	173,964,295	171,592,837	171,592,837
Tax-Exempt Cash Managed Shares	387,004,796	387,004,796	270,920,971	270,920,971
Tax-Free Investment Class	330,420,769	330,420,769	408,957,323	408,957,323
		$5,483,352,307		$9,995,553,494
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	2,578	$2,578	1,433	$1,433
Davidson Cash Equivalent Shares	13,652	13,652	8,078	8,078
DWS Tax-Exempt Cash Institutional Shares	307,257	307,257	2,103,424	2,103,424
DWS Tax-Exempt Money Fund	112,297	112,297	541,218	541,218
DWS Tax-Free Money Fund Class S	27,195	27,195	147,957	147,957
Premier Money Market Shares*	—	—	1,023	1,023
Service Shares	16,265	16,265	7,238	7,238
Tax-Exempt Cash Managed Shares	1,546	1,546	84	84
Tax-Free Investment Class	63,716	63,716	40,669	40,669
		$544,506		$2,851,124
Shares redeemed
Capital Assets Funds Shares	(31,054,695)	$(31,054,695)	(44,799,949)	$(44,799,949)
Davidson Cash Equivalent Shares	(135,004,695)	(135,004,695)	(113,236,507)	(113,236,507)
DWS Tax-Exempt Cash Institutional Shares	(4,467,264,493)	(4,467,264,493)	(8,940,648,532)	(8,940,648,532)
DWS Tax-Exempt Money Fund	(379,194,651)	(379,194,651)	(297,512,567)	(297,512,567)
DWS Tax-Free Money Fund Class S	(46,678,340)	(46,678,340)	(55,821,788)	(55,821,788)
Premier Money Market Shares*	—	—	(47,338,154)	(47,338,154)
Service Shares	(177,914,611)	(177,914,611)	(126,254,371)	(126,254,371)
Tax-Exempt Cash Managed Shares	(348,035,830)	(348,035,830)	(352,406,232)	(352,406,232)
Tax-Free Investment Class	(399,040,672)	(399,040,672)	(433,534,090)	(433,534,090)
		$(5,984,187,987)		$(10,411,552,190)
Net increase (decrease)
Capital Assets Funds Shares	1,001,904	$1,001,904	(7,293,508)	$(7,293,508)
Davidson Cash Equivalent Shares	(13,515,654)	(13,515,654)	(4,856,262)	(4,856,262)
DWS Tax-Exempt Cash Institutional Shares	(386,266,382)	(386,266,382)	(233,134,844)	(233,134,844)
DWS Tax-Exempt Money Fund	(53,208,522)	(53,208,522)	(62,205,640)	(62,205,640)
DWS Tax-Free Money Fund Class S	(14,782,794)	(14,782,794)	(15,608,080)	(15,608,080)
Premier Money Market Shares*	—	—	(29,373,667)	(29,373,667)
Service Shares	(3,934,051)	(3,934,051)	45,345,704	45,345,704
Tax-Exempt Cash Managed Shares	38,970,512	38,970,512	(81,485,177)	(81,485,177)
Tax-Free Investment Class	(68,556,187)	(68,556,187)	(24,536,098)	(24,536,098)
		$(500,291,174)		$(413,147,572)

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2012

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for DWS Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for DWS Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	DWS Tax-Free Money Fund Class S
Beginning Account Value 11/1/11	$1,000.00
Ending Account Value 4/30/12	$1,000.15
Expenses Paid per $1,000*	$1.04
Hypothetical 5% Fund Return
Beginning Account Value 11/1/11	$1,000.00
Ending Account Value 4/30/12	$1,023.82
Expenses Paid per $1,000*	$1.06
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.

Annualized Expense Ratio
DWS Tax-Free Money Fund Class S	.21%
For more information, please refer to the Fund's prospectus.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2012, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of April 30, 2012. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	107	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	107
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	107	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2011)	107	Director, CardioNet, Inc.2 (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	107	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	110	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA6 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow6 (1970) Vice President, May 2012-present	Director3, Deutsche Asset Management
Rita Rubin6 (1970) Assistant Secretary, 2009-2012*	Director3 and Senior Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

* Effective May 18, 2012, Rita Rubin no longer serves as Assistant Secretary to the fund.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Notes

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DTFMF-2
(R-027591-1 6/12)

ANNUAL REPORT TO SHAREHOLDERS

Tax-Free Investment Class

Tax-Exempt Portfolio

April 30, 2012

Contents
4 Portfolio Management Review
8 Investment Portfolio
19 Statement of Assets and Liabilities
21 Statement of Operations
22 Statement of Changes in Net Assets
23 Financial Highlights
24 Notes to Financial Statements
32 Report of Independent Registered Public Accounting Firm
33 Information About Your Fund's Expenses
34 Tax Information
35 Other Information
36 Summary of Management Fee Evaluation by Independent Fee Consultant
40 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the fund's most recent 12-month period ended April 30, 2012, money markets were responding to alternating degrees of perceived risk in the global financial markets, with short-term rates rising or falling slightly in response to the current state of the European debt crisis. Last summer, the political standoff in the United States related to the raising of the U.S. debt ceiling spurred volatility in financial markets. The extreme difficulties that Congress encountered in coming to agreement regarding the debt ceiling made up a large part of the rationale cited by Standard & Poor's in deciding to downgrade U.S. debt from AAA to AA+. In addition, credit downgrades of various domestic and international banks, and "credit watches" instituted by ratings agencies on some European countries, exerted pressure on the money markets.

"We continue our insistence on the highest credit quality within the fund."

During the first quarter of 2012, extraordinary efforts by the European Central Bank to ensure adequate funding for the Continent's banks heartened investors and led to a significant rally in global financial markets. In the second quarter, however, additional geopolitical uncertainty in Europe (based mainly on strong pushback against austerity measures by political forces within Greece, the Netherlands and France), along with a perceived slowing of U.S. economic momentum in early 2012, led to a more cautious approach by investors.

Positive Contributors to Fund Performance

We continued to invest in high-quality securities. Investments included fixed-rate notes with slightly longer maturities for additional yield and very short-term floating-rate securities for safety and liquidity purposes. (The interest rate of floating-rate tax-free securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) In addition, we avoided investing in areas of the country that continue to experience fiscal stress, and instead emphasized general obligation state credits and essential-service issues from municipalities in larger, more economically vibrant states.

The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

Fund Performance (as of April 30, 2012)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
	7-Day Current Yield
Tax-Free Investment Class	.01	%*
(Equivalent Taxable Yield)	.02	%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at www.dws-investments.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

Preferring a cautious approach at a time of market uncertainty, we tilted the portfolio toward securities that tended to have lower yields than issues carrying more risk. While this strategy cost the fund some yield, we believe it represented a prudent approach to preserving principal.

Outlook and Positioning

Going forward, investors and the Federal Open Market Committee (FOMC) will be carefully monitoring economic statistics to see whether the U.S. recovery can regain its momentum. When the U.S. Federal Reserve Board's (the Fed's) "Operation Twist" program (where it has been buying long-term Treasury instruments with the goal of lowering longer-term interest rates in order to boost the economy) ends in late June, some market watchers believe that the FOMC will strongly consider a third round of quantitative easing (i.e., injecting a significant amount of new money into the economy for banks to lend) if the U.S. economy continues to falter. And, of course, all eyes will be on Europe, as political leaders and bankers attempt to negotiate a way through the Continent's ongoing debt crisis.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Floating-rate notes are debt instruments with variable interest rates typically tied to a certain money market index. Adjustments to the interest rates are usually made every six months.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.

Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating, the higher the probability of default. Credit quality does not remove market risk and is subject to change.

Investment Portfolio as of April 30, 2012

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 100.6%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.31%*, 12/1/2027, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Alaska 1.5%
Anchorage, AK, Tax Anticipation Notes, 2.0%, 8/31/2012	20,000,000	20,125,846
Alaska, Eclipse Funding Trust, Solar Eclipse, State Industrial Development & Experiment, 144A, 0.25%*, 10/1/2014, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	12,990,000	12,990,000
		33,115,846
Arizona 0.2%
BlackRock MuniYield Arizona Fund, Inc., 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	4,900,000	4,900,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.26%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 7.9%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.28%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.3%*, Mandatory Put 9/4/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.3%*, Mandatory Put 8/1/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series C, 0.18%*, 3/1/2047, LOC: Bank of Montreal	8,500,000	8,500,000
California, State Pollution Control Financing Authority, Pacific Gas & Electric Co., Series C, 0.25%*, 11/1/2026, LOC: JPMorgan Chase Bank NA	18,700,000	18,700,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.33%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	21,600,000	21,600,000
Series 2681, 144A, AMT, 0.41%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.28%*, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,500,000	5,500,000
San Francisco City & County, CA, Clean & Safe Neighborhood Parks, Series B, 2.0%, 6/15/2012	7,000,000	7,016,164
San Francisco City & County, CA, Unified School District, Tax & Revenue Anticipation Notes, 2.0%, 6/29/2012	16,000,000	16,043,958
San Jose, CA, BB&T Municipal Trust, Series 2023, 144A, 0.25%*, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	26,610,000	26,610,000
		171,620,122
Colorado 1.8%
Colorado, Meridian Village Metropolitan District, Series C-11, 144A, 0.25%*, 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	17,580,000	17,580,000
Colorado, State Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.21%*, 6/1/2038, LOC: U.S. Bank NA	10,000,000	10,000,000
Denver, CO, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.28%*, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	12,000,000	12,000,000
		39,580,000
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.34%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	8,895,000	8,895,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.26%*, 5/1/2036, LOC: PNC Bank NA	5,885,000	5,885,000
		14,780,000
District of Columbia 1.6%
District of Columbia, General Obligation, Series D, 0.23%*, 6/1/2034, LOC: Wells Fargo Bank NA	12,885,000	12,885,000
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.26%*, 10/1/2039, LOC: Barclays Bank PLC	10,775,000	10,775,000
District of Columbia, Wells Fargo State Trust, Series 107C, 144A, AMT, 0.3%*, 10/1/2028, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,885,000	9,885,000
		33,545,000
Florida 4.1%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.29%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Series 1029, 0.34%*, 7/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,175,000	10,175,000
Series 1012, 144A, 0.34%*, 11/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	9,775,000	9,775,000
Florida, State Gulf Coast University Financing Corp., Capital Improvement Revenue, Housing Project, Series A, 0.22%*, 2/1/2038, LOC: Bank of America NA	20,425,000	20,425,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.25%*, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Orange County, FL, School Board Corp., Series E, 0.28%*, 8/1/2022, LOC: Wells Fargo Bank NA	4,900,000	4,900,000
Orlando & Orange County, FL, Expressway Authority, Series C-4, 0.22%*, 7/1/2025, INS: AGMC, LOC: TD Bank NA	10,000,000	10,000,000
Palm Beach Counties, FL, Benjamin Private School Project Revenue, 0.25%*, 7/1/2025, LOC: Northern Trust Co.	6,225,000	6,225,000
		88,180,000
Georgia 1.5%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 0.33%*, 5/1/2022	7,155,000	7,155,000
Georgia, Municipal Electric Authority Revenue, Project No. 1, Series B, 0.23%*, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	15,600,000	15,600,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.26%*, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000
Georgia, State General Obligation, Series B, 5.5%, 7/1/2012	2,000,000	2,017,733
		33,232,733
Idaho 3.7%
Idaho, Tax Anticipation Notes, 2.0%, 6/29/2012	80,000,000	80,223,681
Illinois 12.5%
Channahon, IL, Morris Hospital Revenue, Series A, 0.25%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.28%*, 2/1/2035, LOC: Harris Trust & Savings Bank	5,955,000	5,955,000
Illinois Eclipse Funding Trust, Solar Eclipse, Springfield Illinois Electric Revenue, Series 2006-0007, 144A, 0.3%*, 3/1/2030, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	51,055,000	51,055,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.34%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	15,785,000	15,785,000
Illinois, Education Facilities Authority Revenue, 0.15%, 5/14/2012	70,000,000	70,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.44%*, Mandatory Put 5/2/2013 @ 100, 7/1/2036	15,000,000	15,000,000
Illinois, Finance Authority Revenue:
0.17%, 6/7/2012	15,000,000	15,000,000
0.2%, 7/9/2012	5,000,000	5,000,000
0.2%, 7/9/2012	18,000,000	18,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.25%*, 12/1/2033, LOC: Bank One NA	12,500,000	12,500,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.25%*, 4/1/2033, LOC: Northern Trust Co.	4,100,000	4,100,000
Illinois, Wells Fargo Stage Trust, Series 2C, 144A, 0.25%*, 10/1/2051, LIQ: Wells Fargo & Co.	8,375,000	8,375,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.34%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
University of Illinois, Health Services Facilities Systems Revenue, 0.25%*, 10/1/2026, LOC: JPMorgan Chase Bank NA	11,100,000	11,100,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.28%*, 4/1/2042, LOC: Wells Fargo Bank NA	24,600,000	24,600,000
		269,750,000
Indiana 0.4%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.31%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,590,000	7,590,000
Iowa 0.5%
Iowa, State Finance Authority, Single Family Revenue, Series C, AMT, 0.3%*, 1/1/2036, SPA: State Street Bank & Trust Co.	11,700,000	11,700,000
Kansas 2.1%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.33%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.0%, 7/1/2012	15,840,000	15,858,446
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.3%*, 9/1/2032, LOC: Bank of America NA	26,800,000	26,800,000
		46,308,446
Kentucky 3.0%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.35%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.35%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.35%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series F, AMT, 0.26%*, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Series I, AMT, 0.27%*, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series H, AMT, 0.27%*, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000
		64,770,000
Maine 0.2%
Maine, State Housing Authority, Mortgage Revenue, Series B-3, AMT, 0.29%*, 11/15/2038, SPA: State Street Bank & Trust Co.	4,000,000	4,000,000
Massachusetts 3.5%
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.26%*, 10/1/2030, LOC: RBS Citizens NA	26,390,000	26,390,000
Massachusetts, State General Obligation, Series B, 2.0%, 5/31/2012	50,000,000	50,075,331
		76,465,331
Michigan 2.9%
BlackRock MuniYield Michigan Quality Fund II, Inc., 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	11,000,000	11,000,000
BlackRock MuniYield Michigan Quality Fund, Inc., Series W-7-1446, 144A, AMT, 0.39%*, 5/1/2041, LIQ: Citibank NA	15,000,000	15,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.34%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.34%**, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.34%**, 11/15/2049	7,100,000	7,100,000
Michigan RBC Municipal Products, Inc. Trust, Series L-23, 144A, AMT, 0.3%*, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,900,000	9,900,000
		62,860,000
Minnesota 1.1%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.28%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 3.4%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.4%*, 12/1/2047, LOC: Wachovia Bank NA	9,290,000	9,290,000
Series A, AMT, 0.58%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Series B, AMT, 1.63%*, 12/1/2047, LOC: HSBC Bank U.S.A. NA	5,671,715	5,671,715
Mississippi, State Business Finance Comission, Gulf Opportunity Zone, Chevron U.S.A., Inc.: Series C, 144A, 0.22%*, 11/1/2035, GTY: Chevron Corp.	17,785,000	17,785,000
Series H, 0.22%*, 11/1/2035, GTY: Chevron Corp.	30,000,000	30,000,000
		72,246,715
Missouri 0.6%
North Kansas City, MO, State Hospital Revenue, 0.3%*, 11/1/2033, LOC: Bank of America NA	12,100,000	12,100,000
Montana 1.6%
Forsyth, MT, Pollution Control Revenue, Pacificorp Project, 0.3%*, 1/1/2018, LOC: JPMorgan Chase Bank NA	35,250,000	35,250,000
Nebraska 0.5%
Washington County, NE, Wastewater & Solid Waste Disposal Facilities Revenue, Series 24C, 144A, AMT, 0.3%*, 4/1/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,670,000	9,670,000
Nevada 2.5%
Clark County, NV, Airport Revenue, Series D-2B, 0.24%*, 7/1/2040, LOC: Royal Bank of Canada	50,000,000	50,000,000
Nevada, State Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.24%*, 10/15/2032, LIQ: Fannie Mae	4,800,000	4,800,000
		54,800,000
New Jersey 1.6%
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-1022, 144A, AMT, 0.39%*, 5/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
New Jersey, State Revenue, Series C, 2.0%, 6/21/2012	20,000,000	20,048,733
		35,248,733
New York 3.9%
New York, State Housing Finance Agency, Capitol Green Apartments, Series A, AMT, 0.3%*, 5/15/2036, LIQ: Fannie Mae	4,200,000	4,200,000
New York, State Housing Finance Agency, RIP Van Winkle House LLC, Series A, 144A, AMT, 0.3%*, 11/1/2034, LIQ: Freddie Mac	7,700,000	7,700,000
New York City, NY, Municipal Water Finance Authority, 0.25%, 5/1/2012	10,000,000	10,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series A-4, 0.22%*, 11/1/2029, SPA: TD Bank NA	23,600,000	23,600,000
New York, NY, General Obligation:
Series G-3, 0.23%*, 4/1/2042, LOC: Citibank NA	25,000,000	25,000,000
Series I, 0.25%*, 4/1/2036, LOC: Bank of America NA	9,000,000	9,000,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B-2, 0.21%*, 1/1/2033, LOC : California State Teacher's Retirement System	5,280,000	5,280,000
		84,780,000
North Carolina 2.3%
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.34%*, 3/1/2016, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	10,270,000	10,270,000
Series 1008, 144A, 0.34%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.34%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	13,450,000	13,450,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.25%*, 12/1/2028, LOC: Branch Banking & Trust	5,285,000	5,285,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.25%*, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.25%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.25%*, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000
		49,285,000
Ohio 0.5%
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.4%*, 6/1/2048, LOC: Wachovia Bank NA	9,735,000	9,735,000
Other 6.1%
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, AMT, 0.36%*, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.45%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock MuniYield Investment Fund, 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	15,200,000	15,200,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.4%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		130,900,000
Pennsylvania 4.8%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.25%*, 6/1/2032, LOC: PNC Bank NA	6,420,000	6,420,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust, Series E-29, 144A, 0.25%*, 4/25/2014, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	7,000,000	7,000,000
BlackRock MuniYield Pennsylvania Quality Fund, 144A, AMT, 0.39%*, 6/1/2041, LIQ: Citibank NA	5,500,000	5,500,000
Philadelphia, PA, Gas Works Revenue, Series E, 0.24%*, 8/1/2031, LOC: PNC Bank NA	10,060,000	10,060,000
Philadelphia, PA, General Obligation, Series A, 144A, 2.0%, 6/29/2012	75,000,000	75,195,348
		104,175,348
South Carolina 1.0%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	21,396,786
Tennessee 3.1%
Nashville & Davidson County, TN, Metropolitan Government, 0.17%, 10/11/2012	50,000,000	50,000,000
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.28%*, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, State General Obligation, Series A, 144A, 2.0%, 10/1/2012	12,770,000	12,863,622
		67,863,622
Texas 9.6%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.32%*, 6/30/2020, GTY: National Rural Utilities Cooperative Finance Corp., SPA: National Rural Utilities Cooperative Finance Corp.	44,200,000	44,200,000
City of Houston, TX, Combined Utility, 0.18%, 6/7/2012	10,000,000	10,000,000
Harris County, TX, Cultural Education Facility, TECP, 0.27%, 6/11/2012	25,000,000	25,000,000
Houston, TX, 0.17%, 5/15/2012	10,000,000	10,000,000
Katy, TX, Independent School District Building, 0.36%*, 8/15/2033, SPA: Bank of America NA	7,800,000	7,800,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.28%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Northside, TX, Independent School District, School Building, 1.5%, Mandatory Put 8/1/2012 @ 100, 8/1/2040	8,500,000	8,528,031
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.4%*, 12/1/2047, LOC: Wachovia Bank NA	12,110,000	12,110,000
Texas, Gulf Coast Waste Disposal Authority, Exxon Mobil Project Corp., AMT, 0.22%*, 6/1/2030	10,000,000	10,000,000
Texas, Lower Neches Valley Authority, Industrial Development Corp., Exxon Capital Ventures, Inc., 0.2%*, 11/1/2038, GTY: Exxon Mobil Corp.	14,650,000	14,650,000
Texas, Public Finance Authority, 0.13%, 5/10/2012	16,835,000	16,835,000
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.28%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	18,395,000	18,395,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.34%*, 1/1/2051, LOC: Bank of America NA	10,300,000	10,300,000
		208,303,031
Utah 0.2%
Utah, State Housing Finance Agency, Single Family Mortgage, "I", Series C-1, AMT, 0.27%*, 1/1/2033, SPA: Barclays Bank New York	5,000,000	5,000,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Inc., Series A, 0.22%*, 12/1/2030, LOC: TD BankNorth NA	5,430,000	5,430,000
Virginia 1.8%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.29%*, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.3%*, 7/15/2050, LIQ: Freddie Mac	18,950,000	18,950,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.31%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,755,000	8,755,000
Virginia, State General Obligation, Series B, 5.0%, 6/1/2012	7,000,000	7,028,091
		37,733,091
Washington 3.4%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.28%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State General Obligation:
Series 3087, 144A, 0.25%*, 7/1/2016, LIQ: JPMorgan Chase Bank NA	5,055,000	5,055,000
Series R-2012A, 144A, 2.0%, 7/1/2012	26,870,000	26,949,861
Washington, State Health Care Facilities Authority, Swedish Health Services, Series B, 0.28%*, 11/15/2046, LOC: Citibank NA	13,000,000	13,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.26%*, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
		73,174,861
West Virginia 0.3%
West Virginia, Economic Development Authority Revenue, Morgantown Energy, AMT, 0.27%*, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 1.1%
Milwaukee, WI, 0.12%, 5/7/2012	4,000,000	4,000,000
Milwaukee, WI, TECP, 0.15%, 5/2/2012, LOC: State Street Bank & Trust Co.	4,000,000	4,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series B, 0.29%*, 2/1/2034, LOC: Chase Manhattan Bank	11,070,000	11,070,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.2%*, 4/1/2029, LOC: U.S. Bank NA	5,000,000	5,000,000
		24,070,000
Wyoming 1.9%
Wyoming, State Student Loan Corp. Revenue, Series A-3, 0.25%*, 12/1/2043, LOC: Royal Bank of Canada	40,000,000	40,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,173,413,346)+	100.6	2,173,413,346
Other Assets and Liabilities, Net	(0.6)	(12,690,781)
Net Assets	100.0	2,160,722,565

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2012.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

+ The cost for federal income tax purposes was $2,173,413,346.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$2,173,413,346	$—	$2,173,413,346
Total	$—	$2,173,413,346	$—	$2,173,413,346

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended April 30, 2012.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$2,173,413,346
Receivable for investments sold	980,000
Receivable for Fund shares sold	13,811,490
Interest receivable	4,417,385
Due from Advisor	3,337
Other assets	103,749
Total assets	2,192,729,307
Liabilities
Cash overdraft	12,896,940
Payable for investments purchased	18,000,295
Payable for Fund shares redeemed	590,786
Distributions payable	33,604
Accrued management fee	133,523
Accrued Trustees' fees	6,379
Other accrued expenses and payables	345,215
Total liabilities	32,006,742
Net assets, at value	$2,160,722,565
Net Assets Consist of
Undistributed net investment income	481,663
Paid-in capital	2,160,240,902
Net assets, at value	$2,160,722,565

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($11,601,065 ÷ 11,597,387 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($61,524,058 ÷ 61,504,507 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,105,904,088 ÷ 1,105,553,587 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($312,796,419 ÷ 312,701,475 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($109,974,712 ÷ 109,939,842 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($78,052,145 ÷ 78,027,401 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($166,429,671 ÷ 166,376,906 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($314,440,407 ÷ 314,340,721 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2012
Investment Income	Tax-Exempt Portfolio
Income: Interest	$5,474,279
Expenses: Management fee	1,436,590
Administration fee	2,354,301
Services to shareholders	1,232,597
Distribution and service fees	2,259,306
Custodian fee	31,639
Professional fees	112,317
Reports to shareholders	149,156
Registration fees	139,474
Trustees' fees and expenses	78,932
Other	134,923
Total expenses before expense reductions	7,929,235
Expense reductions	(3,114,679)
Total expenses after expense reductions	4,814,556
Net investment income	659,723
Net realized gain (loss) from investments	21,137
Net increase (decrease) in net assets resulting from operations	$680,860

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2012	2011
Operations: Net investment income	$659,723	$4,209,978
Net realized gain (loss)	21,137	26,953
Net increase in net assets resulting from operations	680,860	4,236,931
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(2,580)	(1,440)
Davidson Cash Equivalent Shares	(13,672)	(8,101)
DWS Tax-Exempt Cash Institutional Shares	(598,543)	(3,424,889)
DWS Tax-Exempt Money Fund	(115,000)	(551,022)
DWS Tax-Free Money Fund Class S	(28,531)	(156,176)
Premier Money Market Shares	—	(1,265)
Service Shares	(16,307)	(7,236)
Tax-Exempt Cash Managed Shares	(35,814)	(18,703)
Tax-Free Investment Class	(64,866)	(41,260)
Total distributions	(875,313)	(4,210,092)
Fund share transactions: Proceeds from shares sold	5,483,352,307	9,995,553,494
Reinvestment of distributions	544,506	2,851,124
Cost of shares redeemed	(5,984,187,987)	(10,411,552,190)
Net increase (decrease) in net assets from Fund share transactions	(500,291,174)	(413,147,572)
Increase (decrease) in net assets	(500,485,627)	(413,120,733)
Net assets at beginning of period	2,661,208,192	3,074,328,925
Net assets at end of period (including undistributed net investment income of $481,663 and $676,116, respectively)	$2,160,722,565	$2,661,208,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Tax-Free Investment Class
	Years Ended April 30,
	2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.011	.027
Net realized and unrealized gain (loss)	.000	*	.000	*	.000	*	.000 *	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.011	.027
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.011)	(.027)
Net realized gains	—		—		(.000	)*	—	—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.011)	(.027)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)	.02	a	.01	a	.04	a	1.15	2.78	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	314		383		407		570	572
Ratio of expenses before expense reductions (%)	.62		.61		.62		.63	.62
Ratio of expenses after expense reductions (%)	.22		.35		.45		.63	.61
Ratio of net investment income (%)	.01		.01		.02		1.16	2.71
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2012, the Fund's components of distributable earnings on a tax basis are as follows:
Undistributed tax-exempt income*	$515,267

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2012	2011
Distributions from tax-exempt income	$854,176	$4,183,139
Distributions from ordinary income*	$21,137	$26,953

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2012, the Fund incurred a management fee equivalent to the following annual effective rate of the Fund's average daily net assets:
Fund	Annual Effective Rate
Tax-Exempt Portfolio	.06%

For the period from May 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class shares.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2012, the Administration Fee was as follows:
	Administration Fee	Unpaid at April 30, 2012
Tax-Exempt Portfolio	$2,354,301	$178,077

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2012, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2012
Capital Assets Funds Shares	$32,597	$28,685	$808
Davidson Cash Equivalent Shares	101,145	81,232	3,917
DWS Tax-Exempt Cash Institutional Shares	172,612	142,572	2,338
DWS Tax-Exempt Money Fund	104,411	52,077	11,232
DWS Tax-Free Money Fund Class S	70,226	40,679	6,690
Service Shares	209,354	183,665	9,716
Tax-Exempt Cash Managed Shares	122,799	77,496	5,118
Tax-Free Investment Class	352,064	248,967	1,500
	$1,165,208	$855,373	$41,319

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2012, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$43,028	$43,028	.00%	.33%
Davidson Cash Equivalent Shares	202,291	202,291	.00%	.30%
Service Shares	505,368	505,368	.00%	.60%
Tax-Free Investment Class	830,130	830,130	.00%	.25%
	$1,580,817	$1,580,817

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2012, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$32,597	$32,597	.00%	.25%
Davidson Cash Equivalent Shares	168,575	168,575	.00%	.25%
Tax-Exempt Cash Managed Shares	244,880	244,880	.00%	.15%
Tax-Free Investment Class	232,437	232,437	.00%	.07%
	$678,489	$678,489

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2012
Tax-Exempt Portfolio	$77,202	$31,872

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2012, one shareholder account held approximately 19% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Year Ended April 30, 2012		Year Ended April 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	32,054,021	$32,054,021	37,505,008	$37,505,008
Davidson Cash Equivalent Shares	121,475,389	121,475,389	108,372,167	108,372,167
DWS Tax-Exempt Cash Institutional Shares	4,080,690,854	4,080,690,854	8,705,410,264	8,705,410,264
DWS Tax-Exempt Money Fund	325,873,832	325,873,832	234,765,709	234,765,709
DWS Tax-Free Money Fund Class S	31,868,351	31,868,351	40,065,751	40,065,751
Premier Money Market Shares*	—	—	17,963,464	17,963,464
Service Shares	173,964,295	173,964,295	171,592,837	171,592,837
Tax-Exempt Cash Managed Shares	387,004,796	387,004,796	270,920,971	270,920,971
Tax-Free Investment Class	330,420,769	330,420,769	408,957,323	408,957,323
		$5,483,352,307		$9,995,553,494
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	2,578	$2,578	1,433	$1,433
Davidson Cash Equivalent Shares	13,652	13,652	8,078	8,078
DWS Tax-Exempt Cash Institutional Shares	307,257	307,257	2,103,424	2,103,424
DWS Tax-Exempt Money Fund	112,297	112,297	541,218	541,218
DWS Tax-Free Money Fund Class S	27,195	27,195	147,957	147,957
Premier Money Market Shares*	—	—	1,023	1,023
Service Shares	16,265	16,265	7,238	7,238
Tax-Exempt Cash Managed Shares	1,546	1,546	84	84
Tax-Free Investment Class	63,716	63,716	40,669	40,669
		$544,506		$2,851,124
Shares redeemed
Capital Assets Funds Shares	(31,054,695)	$(31,054,695)	(44,799,949)	$(44,799,949)
Davidson Cash Equivalent Shares	(135,004,695)	(135,004,695)	(113,236,507)	(113,236,507)
DWS Tax-Exempt Cash Institutional Shares	(4,467,264,493)	(4,467,264,493)	(8,940,648,532)	(8,940,648,532)
DWS Tax-Exempt Money Fund	(379,194,651)	(379,194,651)	(297,512,567)	(297,512,567)
DWS Tax-Free Money Fund Class S	(46,678,340)	(46,678,340)	(55,821,788)	(55,821,788)
Premier Money Market Shares*	—	—	(47,338,154)	(47,338,154)
Service Shares	(177,914,611)	(177,914,611)	(126,254,371)	(126,254,371)
Tax-Exempt Cash Managed Shares	(348,035,830)	(348,035,830)	(352,406,232)	(352,406,232)
Tax-Free Investment Class	(399,040,672)	(399,040,672)	(433,534,090)	(433,534,090)
		$(5,984,187,987)		$(10,411,552,190)
Net increase (decrease)
Capital Assets Funds Shares	1,001,904	$1,001,904	(7,293,508)	$(7,293,508)
Davidson Cash Equivalent Shares	(13,515,654)	(13,515,654)	(4,856,262)	(4,856,262)
DWS Tax-Exempt Cash Institutional Shares	(386,266,382)	(386,266,382)	(233,134,844)	(233,134,844)
DWS Tax-Exempt Money Fund	(53,208,522)	(53,208,522)	(62,205,640)	(62,205,640)
DWS Tax-Free Money Fund Class S	(14,782,794)	(14,782,794)	(15,608,080)	(15,608,080)
Premier Money Market Shares*	—	—	(29,373,667)	(29,373,667)
Service Shares	(3,934,051)	(3,934,051)	45,345,704	45,345,704
Tax-Exempt Cash Managed Shares	38,970,512	38,970,512	(81,485,177)	(81,485,177)
Tax-Free Investment Class	(68,556,187)	(68,556,187)	(24,536,098)	(24,536,098)
		$(500,291,174)		$(413,147,572)

* The Premier Money Market Shares class was liquidated on September 27, 2010 and is no longer offered.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 19, 2012

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 11/1/11	$1,000.00
Ending Account Value 4/30/12	$1,000.15
Expenses Paid per $1,000*	$1.04
Hypothetical 5% Fund Return
Beginning Account Value 11/1/11	$1,000.00
Ending Account Value 4/30/12	$1,023.82
Expenses Paid per $1,000*	$1.06
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.

Annualized Expense Ratio
Tax-Free Investment Class	.21%
For more information, please refer to the Fund's prospectus.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2012, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of April 30, 2012. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	107	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	107
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	107	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2011)	107	Director, CardioNet, Inc.2 (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	107	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	107	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	110	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA6 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow6 (1970) Vice President, May 2012-present	Director3, Deutsche Asset Management
Rita Rubin6 (1970) Assistant Secretary, 2009-2012*	Director3 and Senior Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

* Effective May 18, 2012, Rita Rubin no longer serves as Assistant Secretary to the fund.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Notes

Notes

Notes

DWS Investments Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

CATTEP-2
(R-027592-1 6/12)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

CASH ACCOUNT TRUST- MONEY MARKET PORTFOLIO
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“E&Y”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2012	$85,220	$0	$6,624	$0
2011	$92,125	$0	$8,011	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2012	$0	$333,267	$0
2011	$0	$285,550	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2012	$6,624	$333,267	$598,855	$938,746
2011	$8,011	$285,550	$586,510	$880,071

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities that provide support for the operations of the Fund.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
In connection with the audit of the 2011 and 2012 financial statements, the Fund entered into an engagement letter with E&Y.  The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

***
E&Y advised the Fund’s Audit Committee that E&Y had identified two matters that it determined to be inconsistent with the SEC’s auditor independence rules.

First, E&Y advised the Fund’s Audit Committee that, in 2010, an investment advisor for a Covered Person in the Chain of Command (both as defined by SEC rules) purchased for the Covered Person’s account shares of a DWS Fund that is not audited by E&Y. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the purchase was by the Covered Person’s investment advisor, not by the Covered Person himself and the Covered Person caused the shares of the DWS Fund to be sold immediately upon detection of the purchase.

Second, E&Y advised the Fund’s Audit Committee that, in 2010, a Covered Person in the same Office (as defined by SEC rules) as the lead audit engagement partner for the Fund became a trustee and executor to an estate whose assets included shares of a DWS Fund that is not audited by E&Y. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the shares of the DWS Fund were already an asset of the estate when the Covered Person became executor, the Covered Person caused the shares of the DWS Fund to be sold immediately upon detection in the estate, and the Covered Person was not involved with the provision of audit services to the Fund.

CASH ACCOUNT TRUST- GOVERNMENT & AGENCY SECURITIES PORTFOLIO
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“E&Y”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2012	$85,468	$0	$7,625	$0
2011	$91,124	$0	$9,012	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2012	$0	$333,267	$0
2011	$0	$285,550	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2012	$7,625	$333,267	$598,855	$939,747
2011	$9,012	$285,550	$586,510	$881,072

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities that provide support for the operations of the Fund.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
In connection with the audit of the 2011 and 2012 financial statements, the Fund entered into an engagement letter with E&Y.  The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

***
E&Y advised the Fund’s Audit Committee that E&Y had identified two matters that it determined to be inconsistent with the SEC’s auditor independence rules.

First, E&Y advised the Fund’s Audit Committee that, in 2010, an investment advisor for a Covered Person in the Chain of Command (both as defined by SEC rules) purchased for the Covered Person’s account shares of a DWS Fund that is not audited by E&Y. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the purchase was by the Covered Person’s investment advisor, not by the Covered Person himself and the Covered Person caused the shares of the DWS Fund to be sold immediately upon detection of the purchase.

Second, E&Y advised the Fund’s Audit Committee that, in 2010, a Covered Person in the same Office (as defined by SEC rules) as the lead audit engagement partner for the Fund became a trustee and executor to an estate whose assets included shares of a DWS Fund that is not audited by E&Y. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the shares of the DWS Fund were already an asset of the estate when the Covered Person became executor, the Covered Person caused the shares of the DWS Fund to be sold immediately upon detection in the estate, and the Covered Person was not involved with the provision of audit services to the Fund.

CASH ACCOUNT TRUST- TAX EXEMPT PORTFOLIO
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“E&Y”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2012	$87,419	$0	$6,811	$0
2011	$94,279	$0	$8,198	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2012	$0	$333,267	$0
2011	$0	$285,550	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2012	$6,811	$333,267	$598,855	$938,933
2011	$8,198	$285,550	$586,510	$880,258

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities that provide support for the operations of the Fund.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
In connection with the audit of the 2011 and 2012 financial statements, the Fund entered into an engagement letter with E&Y.  The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

***
E&Y advised the Fund’s Audit Committee that E&Y had identified two matters that it determined to be inconsistent with the SEC’s auditor independence rules.

First, E&Y advised the Fund’s Audit Committee that, in 2010, an investment advisor for a Covered Person in the Chain of Command (both as defined by SEC rules) purchased for the Covered Person’s account shares of a DWS Fund that is not audited by E&Y. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the purchase was by the Covered Person’s investment advisor, not by the Covered Person himself and the Covered Person caused the shares of the DWS Fund to be sold immediately upon detection of the purchase.

Second, E&Y advised the Fund’s Audit Committee that, in 2010, a Covered Person in the same Office (as defined by SEC rules) as the lead audit engagement partner for the Fund became a trustee and executor to an estate whose assets included shares of a DWS Fund that is not audited by E&Y. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the shares of the DWS Fund were already an asset of the estate when the Covered Person became executor, the Covered Person caused the shares of the DWS Fund to be sold immediately upon detection in the estate, and the Covered Person was not involved with the provision of audit services to the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 27, 2012